UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

June 30, 2011

TREASURY INFLATION PROTECTED SECURITIES FUND

About American Beacon Advisors
Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2011

Fellow Shareholders,
          The first half of 2011 reminded us that economic volatility continues for investors as concerns over the pace of global economic recovery, reoccurrences of sovereign debt worries, natural disasters, inflation fears along with a sharp rise in oil and other commodity prices impacted US and international markets.
          The American Beacon Treasury Inflation Protected Securities (TIPS) Fund is designed to help investors address the inevitable fluctuation in the rate of inflation. Like so many of our funds, the TIPS Fund is conservatively managed for the long term; it invests primarily in high-quality inflation-protected government securities.
          Over the six-month period ended June 30, 2011, the American Beacon Treasury Inflation Protected Securities Fund (Institutional Class) returned 5.23%.
          While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
          Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds
You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in the Fund’s prospectus and summary prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-658-5811. Please read the prospectus and summary prospectus carefully before investing. Investments are subject to risks, including the possible loss of principal amount invested.
Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

1

Market Overview
June 30, 2011 (Unaudited)
          2011 began much like 2010 with high levels of optimism surrounding the economic growth prospects for the United States. Unfortunately, that optimism was called into question early in the year by two important but unrelated events. The first was the growing level of political instability in the Middle East and North Africa that resulted in the overthrow of a ruling government in Egypt, a civil war in Libya and continued violence in several other countries. Given the region’s importance as a global exporter of petroleum, the instability resulted in oil prices increasing by over 25% from the February low. The spike in oil prices effectively neutralized the positive effects of fiscal stimulus passed late in 2010. The other significant event was the devastating earthquake in Japan on March 11 and the following catastrophe with the Fukushima Daiichi nuclear power plant. Beyond the negative impact on confidence, the destruction of manufacturing capacity in Japan caused supply chain disruptions for American manufacturers. The “soft patch” for U.S. economic growth proved to be more pronounced than most expected as the 2nd quarter saw revived concerns over European financial health which served to add to the heightened levels of risk aversion and declining confidence on behalf of consumers and business.
          TIPS performed well in the first half of 2011 as real yields peaked in early February and rallied by close to 70 basis points (0.70%) in response to slowing economic fundamentals. At the same time, the spike in gasoline prices boosted the inflation accrual, adding 2.8% to the total return for the first half. As of June, headline Consumer Price Index (“CPI”) was increasing at 3.6%. Besides the boost from oil and gas, core inflation has been steadily climbing in the first half driven by strong increases in apparel and used vehicle prices as well as steady increases in the housing component which is represented by the Owner’s Equivalent Rent category.
          The supply and demand dynamics for TIPS were favorable in the first half which saw $65 billion in gross issuance and $35 billion in maturities. In addition, the second round of quantitative easing by the Federal Reserve was conducted in the first half in which they purchased $19 billion of TIPS in addition to the large purchases of nominal Treasuries.
          Despite the strong nominal performance and favorable technicals, TIPS underperformed nominal Treasury securities over the first half as inflation expectations declined in response to slower economic growth. Following the spike in oil in the first quarter, TIPS break even inflation rates for 10 yrs bonds declined approximately 0.20% to end the first half at 2.45%.

2

Performance Overview
American Beacon Treasury Inflation Protected Securities FundSM
June 30, 2011 (Unaudited)
          The Institutional Class of the Fund returned 5.23% for the six months ended June 30, 2011, trailing the Barclays Capital 1-10 Year U.S. TIPS Index (the “Index”) return of 5.38% and the Lipper TIPS Index return of 5.30%.

	Annualized Total Returns
	Periods Ended 6/30/11			Since Inception
	6 Months*	1 Year	5 Years	6/30/04
Institutional Class(1,7,8)	5.23%	7.16%	6.23%	5.24%
Y Class (1,3,7,8)	5.00%	6.79%	6.14%	5.17%
Investor Class(1,2,7,8)	5.06%	6.86%	6.04%	5.10%
A Class without sales load (1,4,7,8)	4.74%	6.46%	5.95%	5.03%
A Class with load (1,4,7,8)	-0.27%	1.39%	4.91%	4.30%
C Class without sales load (1,5,7,8)	4.49%	5.81%	5.84%	4.96%
C Class with sales load (1,5,7,8)	3.49%	4.81%	5.84%	4.96%
Barclays Capital 1-10 Yr. U.S. TIPS Index(6)	5.38%	7.48%	6.55%	5.63%
Barclays Capital U.S. TIPS Index(6)	5.81%	7.74%	6.91%	5.98%
Lipper TIPS Index(6)	5.30%	7.23%	6.30%	5.53%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/04.

3.	Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/04.

4.	Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 6/30/04 through 3/1/09, and the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/04. The maximum sales charge for A Class is 4.75%.

5.	Fund performance for the one-year, five-year, and since inception periods represents the total returns achieved by the Institutional Class from 6/30/04 through 3/1/09, and the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/04. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	The Barclays Capital 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Barclays Capital U.S. TIPS Index includes all maturities. The Lipper TIPS Index tracks the results of the 30 largest mutual funds in the Lipper TIPS category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.	A portion of the fees charged to the Investor Class of the Fund was waived from its inception. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2005. Performance prior to waiving fees was lower than the actual returns shown.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.35%, 0.60%, 0.75%, 0.99%, and 1.77% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
          The Fund produced strong absolute returns for the six-month time period. TIPS rallied during the first half of 2011, amid sharp increases in commodity prices and a weakening U.S. Dollar.
          From a yield curve positioning standpoint during the period, the Fund benefited from overweighting the 9-10 year maturities, but not enough to compensate from value lost through overweighting the 1-2 year maturities and underweighting the 8-9 year maturities, particularly during the second quarter as the real yield curve flattened.
          From a duration perspective, a tactical short duration position initiated during May contributed to the Fund’s relative underperformance.

3

Performance Overview
American Beacon Treasury Inflation Protected Securities FundSM
June 30, 2011 (Unaudited)
          The Fund remains focused on investing in TIPS to provide inflation protection and income to its shareholders.
Top Ten Holdings

% of
Net Assets
U.S. Treasury Note, 1.125%, Due 1/15/2021	13.9%
U.S. Treasury Note, 0.625%, Due 4/15/2013	11.1%
U.S. Treasury Note, 3.000%, Due 7/15/2012	11.0%
U.S. Treasury Note, 0.125%, Due 4/15/2016	10.6%
U.S. Treasury Note, 1.625%, Due 1/15/2018	6.0%
U.S. Treasury Note, 1.250%, Due 7/15/2020	4.7%
U.S. Treasury Note, 2.375%, Due 1/15/2017	4.5%
U.S. Treasury Note, 1.625%, Due 1/15/2015	4.3%
U.S. Treasury Note, 2.625%, Due 7/15/2017	4.2%
U.S. Treasury Note, 2.000%, Due 1/15/2016	4.0%
Sector Allocation

% of
Fixed Income
U.S. Treasury Obligations	100.0%

4

Fund Expenses
American Beacon Treasury Inflation Protected Securities FundSM
June 30, 2011 (Unaudited)
Fund Expense Example
          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
          The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.
Actual Expenses
          The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
          The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If you account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.
          You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning		Expenses Paid
	Account Value	Ending Account	During Period*
	1/1/11	Value 6/30/11	1/1/11-6/30/11
Institutional Class
Actual	$1,000.00	$1,052.33	$1.45
Hypothetical **	$1,000.00	$1,023.36	$1.43
Y Class
Actual	$1,000.00	$1,050.00	$3.23
Hypothetical **	$1,000.00	$1,021.65	$3.18
Investor Class
Actual	$1,000.00	$1,050.57	$3.43
Hypothetical **	$1,000.00	$1,021.45	$3.38
A Class
Actual	$1,000.00	$1,047.44	$5.24
Hypothetical **	$1,000.00	$1,019.68	$5.17
C Class
Actual	$1,000.00	$1,044.93	$9.05
Hypothetical **	$1,000.00	$1,015.94	$8.92

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.29%, 0.63%, 0.67%, 1.03% and 1.79% for the Institutional, Y, Investor, A and C Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

5

American Beacon Treasury Inflation Protected Securities Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Par Amount	Value
	($000)	($000)
U.S. TREASURY OBLIGATIONS - 95.82%
2.00%, Due 4/15/2012A	3,119	3,187
3.00%, Due 7/15/2012A	22,580	23,561
0.625%, Due 4/15/2013A	23,082	23,762
2.00%, Due 1/15/2014A	4,372	4,711
1.25%, Due 4/15/2014A	2,146	2,277
2.00%, Due 7/15/2014A	6,880	7,502
1.625%, Due 1/15/2015A	8,539	9,262
0.50%, Due 4/15/2015A	3,519	3,673
2.00%, Due 1/15/2016A	7,755	8,619
0.125%, Due 4/15/2016A	22,218	22,719
2.50%, Due 7/15/2016A	6,592	7,543
2.375%, Due 1/15/2017A	8,379	9,559
2.625%, Due 7/15/2017A	7,839	9,119
1.625%, Due 1/15/2018A	11,683	12,848
1.375%, Due 7/15/2018A	7,830	8,502
2.125%, Due 1/15/2019A	1,388	1,577
1.875%, Due 7/15/2019A	6,403	7,161
1.375%, Due 1/15/2020A	5,495	5,893
1.25%, Due 7/15/2020A	9,439	9,985
1.125%, Due 1/15/2021A	28,777	29,882

Total U.S. Treasury Obligations (Cost $209,489)		211,342

	Shares
SHORT-TERM INVESTMENTS - 4.28% (Cost $9,442)
JPMorgan U.S. Government Money Market Fund	9,442,355	9,442

TOTAL INVESTMENTS - 100.10% (Cost $218,932)		220,784
LIABILITIES, NET OF OTHER ASSETS - (0.10%)		(232)

TOTAL NET ASSETS - 100.00%		$220,552

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.
See accompanying notes

6

American Beacon Treasury Inflation Protected Securities Fund
Statement of Assets and Liabilities
June 30, 2011 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at value A	$220,784
Receivable for investments sold	4,665
Dividends and interest receivable	1,317
Receivable for fund shares sold	6,145
Receivable for expense reimbursement (Note 2)	16
Prepaid expenses	63

Total assets	232,990

Liabilities:
Payable for investments purchased	12,304
Payable for fund shares redeemed	44
Management and investment advisory fees payable (Note 2)	38
Administrative service and service fees payable (Note 2)	28
Professional fees payable	12
Other liabilities	12

Total liabilities	12,438

Net assets	$220,552

Analysis of Net Assets:
Paid-in-capital	222,190
Undistributed net investment income	4,686
Accumulated net realized loss	(8,176)
Unrealized appreciation of investments, futures contracts, and foreign currency	1,852

Net assets	$220,552

Shares outstanding (no par value):
Institutional Class	18,185,836

Y Class	32,135

Investor Class	1,644,742

A Class	64,554

C Class	18,193

Net asset value, offering and redemption price per share:
Institutional Class	$11.06

Y Class	$11.13

Investor Class	$11.01

A Class (net asset value and redemption price)	$11.04

A Class (offering price)	$11.59

C Class	$10.93

A Cost of investments in unaffiliated securities	$218,932
See accompanying notes

7

American Beacon Treasury Inflation Protected Securities Fund
Statement of Operations
For the Six Months ended June 30, 2011 (Unaudited) (in thousands)

Investment Income:
Interest income	4,793

Total investment income	4,793

Expenses:
Management and investment advisory fees (Note 2)	103
Administrative service fees (Note 2):
Institutional Class	121
Y Class	1
Investor Class	24
A Class	1
Transfer agent fees:
Institutional Class	7
Investor Class	1
A Class	2
C Class	2
Y Class	2
Custody and fund accounting fees	10
Professional fees	24
Registration fees and expenses	33
Service fees (Note 2):
Investor Class	20
Distribution fees (Note 2):
C Class	1
Prospectus and shareholder reports	14
Insurance fees	2
Trustee fees	8
Other expenses	6

Total expenses	382

Net fees waived and expenses reimbursed by Manager (Note 2)	(94)

Net expenses	288

Net investment income	4,505

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	4,273
Change in net unrealized appreciation or depreciation of:
Investments	96

Net gain on investments	4,369

Net increase in net assets resulting from operations	$8,874

See accompanying notes

8

American Beacon Treasury Inflation Protected Securities Fund
Statement of Changes of Net Assets (in thousands)

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,505	$2,885
Net realized gain on investments, futures contracts, and foreign currency transactions	4,273	8,451
Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency translations	96	(331)

Net increase in net assets resulting from operations	8,874	11,005

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(2,717)
Y Class	—	(1)
Investor Class	—	(166)

Net distributions to shareholders	—	(2,884)

Capital Share Transactions:
Proceeds from sales of shares	99,705	135,939
Reinvestment of dividends and distributions	—	2,242
Cost of shares redeemed	(61,157)	(134,873)

Net increase in net assets from capital share transactions	38,548	3,308

Net increase in net assets	47,422	11,429

Net Assets:
Beginning of period	173,130	161,701

End of Period *	$220,552	$173,130

*Includes undistributed net investment income of	$4,686	$182

See accompanying notes

9

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Funds (the “Trust”) which is comprised of 19 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Treasury Inflation Protected Securities Fund (the “Fund”), a series of the Trust.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
     Class Disclosure
          The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
          Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
     Security Valuation
          Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business.
          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.
          Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).
     Valuation Inputs
          Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.

10

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Fund’s investments are summarized by level based on the inputs used to determine their values. During the period there were no transfers between levels. As of June 30, 2011 the Fund’s investments were classified as follows (in thousands):

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$211,342	$—	$211,342
Short-Term Investments	9,442	—	—	9,442

Total Investments	9,442	211,342	—	220,784
     Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
          Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
          Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.
     Dividends to Shareholders
          Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
     Allocation of Income, Expenses, Gains, and Losses
          Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based up on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
     Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

11

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
     Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
     Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2011 were as follows:

		Amounts paid to
Management Fee		Investment	Net Amounts Retained
Rate	Management Fee	Advisors	by Manager
0.15%-0.19%	$103,316	$58,995	$44,321
     Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.15% of the average daily net assets of the Institutional Class, 0.30% of the average daily net assets of the Y and Investor Classes and 0.40% of the average daily net assets of the A and C Classes of the Fund. Administrative service fees for the C Class, for the six months ended June 30, 2011, were less than $500.
     Distribution Plans
          The Trust, except for the A Class of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.
          A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Classes of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Distribution fees for the A Class, for the six months ended June 30, 2011, were less than $500.

12

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
     Services Plan
          The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. Service fees for the Y, A, and C Classes for the six months ended June 30, 2011 were less than $500.
     Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2011, the Fund did not utilize the credit facility.
     Reimbursement of Expenses
          The Manager voluntarily agreed to reimburse a portion of its Administrative Service fee for the Institutional Class and other expenses of the Y, Investor, A, and C Classes. For the six months ended June 30, 2011, the Manager reimbursed expenses of $80,171, $1,648, $8,893, $1,655, and $1,647 for the Institutional, Y, Investor, A, and C Classes, respectively.
          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.
     Sales Commissions
          The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset expenses that the Manager pays to Foreside. For the six months ended June 30, 2011, there has been $493 in sales commissions from the sale of Class A shares that were received by Foreside.
3. Federal Income and Excise Taxes
          It is the policy of the Fund to qualify as a regulated investment company, by complying with all applicable provisions of the Internal Revenue Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.
          The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of

13

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the period ended June 30, 2011 and the fiscal year ended December 31, 2010 were as follows (in thousands):
Distributions paid from ordinary income*:

	Six Months Ended	Year Ended
	June 30,2011	December 31,
	(unaudited)	2010
Institutional Class	$—	$2,717
Y Class	—	1
Investor Class	—	166
A Class	—	—
C Class	—	—

Total taxable distributions	—	$2,884

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
          As of June 30, 2011, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$219,742

Unrealized appreciation	1,783
Unrealized depreciation	(741)

Net unrealized appreciation/(depreciation)	1,042

Undistributed ordinary income	4,685
Undistributed long-term gain/(loss)	(7,365)
Other temporary differences	—

Distributable earnings	$1,638

          Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash. Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.
          Accordingly, the following amounts represent current year permanent differences that have been reclassified as of June 30, 2011 (in thousands):

Paid in capital	$2
Undistributed net investment income	(1)
Accumulated net realized gain (loss)	(1)
Unrealized appreciation (depreciation) of investments and foreign currency	—
          At June 30, 2011, the capital loss carry forward positions for federal income tax purposes were $1,997 and $5,368 expiring in 2016 and 2017, respectively (in thousands). The Fund utilized $11,794 (in thousands) of net capital loss carryovers for the six months ended June 30, 2011.
4. Investment Transactions
          Purchases and proceeds from sales of investments for the six months ended June 30, 2011, excluding short-term investments, were $332,914,205 and $290,868,883, respectively. These amounts also represent purchases and sales of U.S. Government securities.

14

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
5. Capital Share Transactions
          The tables below summarize the activity in capital shares (dollars and shares in thousands):
Six Months Ended June 30, 2011

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,618	$94,699	5	$56	401	$4,329
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(5,384)	(58,761)	(7)	(82)	(213)	(2,278)

Net increase (decrease) in shares outstanding	3,234	$35,938	(2)	$(26)	188	$2,051

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	53	$581	4	$40
Reinvestment of dividends	—	—	—	—
Shares redeemed	(3)	(35)	—	(1)

Net increase in shares outstanding	50	$546	4	$39

Year Ended December 31, 2010

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,655	$121,423	34	$359	1,349	$13,851
Reinvestment of dividends	200	2,077	—	1	16	164
Shares redeemed	(12,245)	(129,823)	—	—	(488)	(5,050)

Net increase (decrease) in shares outstanding	(390)	$(6,323)	34	$360	877	$8,965

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	15	$155	15	$151
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	15	$155	15	$151

15

American Beacon Treasury Inflation Protected Securities Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class									Y Class
	Six									Six
	Months									Months		March
	Ended									Ended		01 to
	June 30,		Year Ended December 31,							June 30,		December
	2011		2010	2009A	2008	2007B		2006		2011		31, 2010
	(unaudited)									(unaudited)
Net asset value, beginning of period	$10.51		$10.16	$9.20	$10.18	$9.53		$9.75		$10.60		$10.25

Income from investment operations:
Net investment income	0.23		0.16	0.06	0.80	0.45		0.29		0.26		0.05
Net gains (losses) on securities (both realized and unrealized)	0.32		0.35	0.95	(0.98)	0.59		(0.19)		0.27		0.35

Total income (loss) from investment operations	0.55		0.51	1.01	(0.18)	1.04		0.10		0.53		0.40

Less distributions:
Dividends from net investment income	—		(0.16)	(0.05)	(0.80)	(0.39)		(0.29)		—		(0.05)
Distributions from net realized gains on securities	—		—	—	—	—		—		—		—
Tax return of capital	—		—	—	—	0.00	C,D	(0.03	)C	—		—

Total distributions	—		(0.16)	(0.05)	(0.80)	(0.39)		(0.32)		—		(0.05)

Net asset value, end of period	$11.06		$10.51	$10.16	$9.20	$10.18		$9.53		$11.13		$10.60

Total return E	5.23	%F	5.03%	11.00%	(2.09)%	11.22%		1.05%		5.00	%F	3.89	%F

Ratios and supplemental data:
Net assets, end of period (in thousands)	$201,181		$157,195	$155,833	$140,189	$223,697		$33,792		$357		$365
Ratios to average net assets (annualized):
Expenses, before expense reimbursements (recoupments)	0.39%		0.35%	0.36%	0.29%	0.43%		0.49%		1.56%		0.60	%G
Expenses, after expense reimbursements (recoupments)	0.29%		0.25%	0.26%	0.25%	0.43%		0.49%		0.63%		0.60	%G
Net investment income (loss), before expense reimbursements (recoupments)	5.00%		1.40%	0.59%	5.15%	4.74%		2.94%		3.72%		0.85	%G
Net investment income (loss), after expense reimbursements (recoupements)	5.10%		1.50%	0.69%	5.19%	4.74%		2.94%		4.64%		0.85	%G
Portfolio turnover rate	160	%F	214%	180%	128%	139%		259%		160	%F	214	%H

A	Standish Mellon Asset Management Company, LLC was added as an investment advisor on December 11, 2009.

B	Brown Brothers Harriman & Co. was removed as an investment advisor to the Treasury Inflation Protected Securities Fund on November 30, 2007.

C	The tax return of capital is calculated based on outstanding shares at the time of distribution.

D	Amount represents less than $0.01 per share.

E	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.

G	Annualized.

H	Portfolio turnover rate is for the period from January 1 through December 31, 2010.

I	Portfolio turnover rate is for the period from January 1 through December 31, 2009.

16

Investor Class					A Class				C Class
Six Months			March		Six Months		May		Six Months		September
Ended June 30,			02 to December		Ended June 30,		17 to December		Ended June 30,		01 to December
2011		2010	31, 2009A		2011		31, 2010		2011		31, 2010
(unaudited)					(unaudited)				(unaudited)
$10.48		$10.13	$9.25		$10.54		$10.35		$10.46		$10.38

0.23		0.06	0.14		0.11		0.04		0.18		0.00

0.30		0.41	0.79		0.39		0.19		0.29		0.08

0.53		0.47	0.93		0.50		0.23		0.47		0.08

—		(0.12)	(0.05)		—		(0.04)		—		—

—		—	—		—		—		—		—
—		—	—		—		—		—		—

—		(0.12)	(0.05)		—		(0.04)		—		—

$11.01		$10.48	$10.13		$11.04		$10.54		$10.93		$10.46

5.06	%F	4.62%	10.05	%F	4.74	%F	2.23	%F	4.49	%F	0.77	%F

$18,102		$15,262	$5,868		$713		$155		$199		$153

0.78%		0.75%	0.81	%G	2.19%		0.99	%G	3.74%		1.77	%G

0.67%		0.64%	0.65	%G	1.03%		0.99	%G	1.79%		1.77	%G

4.67%		1.06%	3.04	%G	4.02%		0.55	%G	1.88%		(0.05	)%G

4.78%		1.17%	3.20	%G	5.18%		0.55	%G	3.84%		(0.05	)%G
160	%F	214%	180	%I	160	%F	214	%H	160	%F	214	%H

17

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements and Investment Advisory Agreements of the Funds
(Unaudited)
          At its May 26, 2011 meeting, the Board of Trustees (“Board”) considered the renewal of each Management Agreement between the Manager and the American Beacon Funds (“Beacon Trust”) and the renewal of each investment advisory agreement between the Manager and each subadvisor (each an “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreements are collectively referred to herein as the “Agreements.” In preparation for the Board’s consideration to renew these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, the subadvisors and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.
          In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 11, 2011 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
          In connection with the Board’s consideration of the Management Agreement and each Investment Advisory Agreement, the Trustees considered, among other materials, responses by the Manager and the subadvisors to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed or to be managed by each firm with the performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•	any actual or anticipated economies of scale in relation to the services the Manager and the firm provide or will provide to each Fund;

•	an analysis of compensation, including a comparison with fee rates charged to other clients for which similar services are provided, any proposed changes to the fee schedule, if applicable, and the effect of any fee waivers;

•	a description of any payments made or to be made by the subadvisors to the Manager to support a Fund’s marketing efforts;

•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds

•	a description of the scope of portfolio management services provided or to be provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm’s involvement in other activities;

•	a description of the personnel who are or will be assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a description of the firm’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio valuation;

•	a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the firm’s criteria for assessing counterparties and counterparty risk to the extent the firm enters into transactions with counterparties on a Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the firm;

•	a discussion of whether the firm receives, or anticipates receiving, other compensation, including any payment for order flow or ECN liquidity rebates with respect to the Funds;

•	a certification by the firm regarding the reasonable design of its compliance program;

•	a summary of the results of the firm’s most recent annual review of its compliance program and a discussion of any material compliance problems encountered by a subadvisor since the most recent annual review;

•	information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the firm’s affiliation with any broker-dealer;

18

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements and Investment Advisory Agreements of the Funds
(Unaudited)
•	a discussion of any anticipated change in the firm’s controlling persons; and

•	verification of the firm’s insurance coverage with regards to the services provided to the Funds.
          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:
•	a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the extent to which the Manager monitors the investment activities and financial conditions of each subadvisor to the Funds;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund and, as applicable, each subadvisor to a Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
          In connection with the Management Agreement and each Investment Advisory Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable mutual funds and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fee rate versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.
          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 11, 2011 at which the Trustees reviewed the investment performance of the Manager and each subadvisor and the primary factors considered by the Board at its May 26, 2011 meeting at which the Board considered the renewal of the Management Agreement and Investment Advisory Agreements.
          The Board did not identify any particular information that was most relevant to its consideration to renew each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.
I.	Considerations With Respect to the Renewal of the Management Agreement and each Investment Advisory Agreement
          In determining whether to renew the Management Agreement and each Investment Advisory Agreement on behalf of the Funds, the Trustees considered the best interests of each Fund separately. While the Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the May 26, 2011 meeting, the Board considered each Fund’s investment management and subadvisory relationships separately.
          In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment

19

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements and Investment Advisory Agreements of the Funds
(Unaudited)
personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the continued increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; the Manager’s active role in monitoring and, as appropriate recommending additional or replacement subadvisors; the Manager’s commitment to increasing the number and training employees in conjunction with the Manager’s product expansion; and efforts made by the Manager to retain key employees.
          With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the background and experience of each subadvisor’s investment personnel responsible for managing the Funds, the size of the subadvisor and the subadvisor’s ability to continue to attract and retain qualified investment personnel. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund and, thus, determined to renew the Management Agreement and the Investment Advisory Agreement for each Fund.
          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Manager also noted that it generally was satisfied with the performance of the subadvisors. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board further considered that each subadvised Fund pays the Manager the amounts due to its subadvisors, and the Manager remits these amounts directly to the applicable subadvisors. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
          In analyzing the cost of services and profitability for each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee rate a subadvisor charges for any comparable client accounts. The Board did not consider profitability data of the subadvisors as imperative to its deliberations given the arm’s length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates.
          Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account assets of AMR Corporation and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates. The Board also noted the Manager’s representation that assets in the Funds’ complex increased during 2010, primarily due to market appreciation.
          In addition, the Board noted the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted the Manager’s representation that many of the Funds benefit from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.
          Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager will use its proprietary Large Cap Value Fund model to manage its collective investment trust.
          In addition, the Manager noted that the Trusts also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board

20

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements and Investment Advisory Agreements of the Funds
(Unaudited)
considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that the Funds did not pay commissions to any affiliated broker-dealer of the Manager or the relevant subadvisor during the most recent fiscal year ended December 31, 2010.
          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the Treasury Inflation Protected Securities Fund
          The performance comparisons below were made versus each Fund’s Lipper peer universe median. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
          In considering the renewal of the Management Agreement for the Treasury Inflation Protected Securities Fund, the Trustees considered the following additional factors: (1) the Treasury Inflation Protected Securities Fund outperformed or performed in-line with the peer universe median for the three- and five-year periods ended March 31, 2011, but underperformed for the one-year period; and (2) the expense ratio of the Institutional Class of Fund shares was the lowest of its Lipper expense universe.
          In considering the renewal of the Investment Advisory Agreement with NISA Investment Advisors LLC (“NISA”) and Standish Mellon Asset Management LLC (“Standish”), the Trustees considered the following additional factors: (1) NISA outperformed the peer universe median for the three- and five-year periods ended March 31, 2011, but underperformed for the one-year period; (2) Standish was added as a subadvisor in December 2009 and underperformed the peer universe median for the one-year period ended March 31, 2011; (3) the performance of each subadvisor with respect to the portion of the Fund’s assets it manages was comparable to the performance of similar accounts managed by the subadvisor; (4) representations by each subadvisor regarding fee rates charged by the subadvisor to other comparable clients; (5) whether each subadvisor uses Fund commissions to obtain proprietary or third-party research; and (6) the Manager’s recommendation to continue to retain each subadvisor.
          Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager and the subadvisors under the Agreements are fair and reasonable, (2) determined that the Treasury Inflation Protected Securities Fund and its shareholders would benefit from the Manager’s and subadvisors’ continued management of the Fund and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Treasury Inflation Protected Securities Fund.

21

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To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Call (800) 658-5811	American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Funds and American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc
SAR 6/11

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS℠

Semi-Annual Report

June 30, 2011

S&P 500 INDEX FUND
SMALL CAP INDEX FUND- Closed to new investors
INTERNATIONAL EQUITY INDEX FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2011

Fellow Shareholders,
     During the last six months, U.S. and International equity markets experienced an upswing, despite concerns over the pace of global economic recovery, reoccurrences of sovereign debt worries, natural disasters, inflation fears along with a sharp rise in oil and other commodity prices. Though challenging, these factors were offset by increasing reports of strength in corporate earnings, improving confidence levels and investors increasing their investment in riskier assets.
     For the six-month period ended June 30, 2011, the American Beacon S&P 500 Index Fund (Institutional Class) returned 5.90%, the American Beacon Small Cap Index Fund (Institutional Class) returned 5.93%, and the American Beacon International Equity Index Fund (Institutional Class) finished the reporting period returning 5.37%.
     While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
     Thank you for your continued investment in the American Beacon Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.

Sincerely,

Gene L. Needles, Jr. President American Beacon Funds

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards.

Performance Overview
American Beacon S&P 500® Index Fund †
June 30, 2011 (Unaudited)
     For the six months ended June 30, 2011, the total return of the Institutional Class of the American Beacon S&P 500® Index Fund was 5.90%, slightly behind the S&P 500 Index (the “Index”) return of 6.02% and the Lipper S&P 500 Objective Funds Index return of 5.95%.

	Annualized Total Returns
	Periods Ended 6/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,4)	5.90%	30.45%	2.89%	2.59%
Investor Class(1,2,4)	5.61%	29.82%	2.42%	2.12%
Lipper S&P 500 Objective Funds Index (3)	5.95%	30.36%	2.74%	2.47%
S&P500 Index (3)	6.02%	30.69%	2.94%	2.72%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	A portion of the fees charged to the Investor Class of the Fund was waived through 2002. Performance prior to waiving fees was lower than the actual returns shown for the ten-year period.

3.	The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service. The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S. One cannot invest directly in an index.

4.	The total annual Fund operating expense ratios set forth in the most recent prospectus for the Institutional and Investor Class shares were 0.13% and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report which are based on expenses incurred during the period covered by this report.
Performance Summary provided by SSgA Funds Management, Inc.
     Apart from mild choppiness in January for smaller stocks, U.S. equities worked their way steadily higher in the first seven weeks of 2011, emboldened by solid profit reports and ongoing liquidity from the Federal Reserve. Only when Libyan violence erupted in late February, spurring a leap in oil and gasoline prices, did U.S. averages stumble in a meaningful way. Amid fresh concerns over the resilience of consumer spending, share prices slumped into early March, and when the broader scope of the devastation and nuclear aftermath from events in Japan became evident, the S&P 500 briefly slipped into the red on a year-to-date basis. But on Sunday March 20, communications powerhouse AT&T announced it had struck a deal to acquire T-Mobile from Deutsche Telekom. While the $39 billion price tag seemed more than generous, investors quickly focused on the enhanced pricing power that might accrue to the merged entity and its fewer remaining competitors. Furthermore, the ready arrangement of financing for such a huge outlay served notice to investors that the market climate remained favorable for buying, and the S&P 500 resumed the docile upward trading pattern that had prevailed through much of December and January. Although the S&P 500 did not surpass its highs of mid-February, it did provide a nominal gain for March, finishing the opening quarter of 2011 with a solid 5.9% return.
     Although U.S. equities hesitated in early April amid a dip in the Institute of Supply Management services index and a slump in small business confidence, a steady diet of healthy first-quarter earnings reports easily got share prices back on track. There were signs of malaise beneath the surface, however, as defensive sectors were starting to perform better and smaller stocks did not recover their swagger as readily as they had during the March volatility that was linked to Japan. The new vulnerabilities came home to roost during May, when weekly jobless claims surged and housing data deteriorated afresh. Share prices continued to slide through most of June, as the unemployment rate rebounded to 9.1%, its highest level of 2011, and consumer price inflation reached 3.6%, its highest point since October 2008. Core inflation also continued its steady climb, damping investor hopes that the Federal Reserve might soon introduce a new round of asset purchases after the expiration of QE2 at the end of June. The only relief for equity holders came late in the month with the announcement that crude oil in storage would be allocated to the marketplace. Developments in Europe provided an additional

Performance Overview
American Beacon S&P 500® Index Fund †
June 30, 2011 (Unaudited)
boost to sentiment, as competing interests seemed to come together on a financing plan for Greece that would buy the country at least a few months of time to shore up its budget. The late June rally in U.S. stocks was sharp enough that the S&P 500, which still lost 1.7% for the month, eked out a marginal second-quarter gain of 0.1% that lifted its year-to-date return to a thoroughly respectable 6.0%.
     For the six-month period, nine out of the ten S&P 500 sectors finished with positive returns. Leading the charge were the Health Care, Energy and Industrials sectors contributing about 3.78% gains to the total return of the S&P 500. The Financials sector was the biggest detractor to performance with a negative impact to the Index followed by the Materials and Telecommunications Services sectors contributing modest gains. At the corporate level, Exxon Mobil Corp. provided the biggest boost to the index followed by International Business Machines, Pfizer Inc., Chevron Corp. and UnitedHealth Group Inc. On the other side of the scale financial and technology stocks dragged returns with Cisco Systems Inc. being the largest detractor to overall performance followed by Bank of America Corp., Google Inc., The Goldman Sachs Group Inc. and Citigroup Inc.
Portfolio Strategy
     The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.
Top Ten Holdings

% of
Net Assets*
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
General Electric Co.	1.7%
Microsoft Corp.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Pfizer, Inc.	1.4%

*	Percent of the equities of State Street Equity 500 Index Portfolio
Sector Allocation

% of Equities*
Information Technology	17.8%
Financials	15.1%
Energy	12.7%
Health Care	11.7%
Industrials	11.3%
Consumer Discretionary	10.7%
Consumer Staples	10.7%
Materials	3.7%
Utilities	3.4%
Telecommunication Services	3.1%

*	Percent of the equities of State Street Equity 500 Index Portfolio

†	S&P is a trademark of McGraw-Hill Companies, Inc. and has been licensed for use, “Standard and Poor’s®”), “S&P”, “Standard and Poor’s 500”, “S&P 500” are all trademarks of the McGraw-Hill Companies, Inc and have been licensed for use by State Street Bank of Trust Company.

Performance Overview
American Beacon Small Cap Index FundSM
June 30, 2011 (Unaudited)
     For the six months ended June 30, 2011, the total return of the Institutional Class of the American Beacon Small Cap Index Fund was 5.93%. The Fund’s performance was below the Russell 2000® Index (the “Index”) return of 6.21% and also below the Lipper Small-Cap Core Funds Index return of 6.17% which consists primarily of actively managed funds.

	Annualized Total Returns
	Periods Ended 6/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,3)	5.93%	37.18%	4.06%	6.20%
Lipper Small-Cap Core Funds Index(2)	6.17%	36.32%	4.74%	6.91%
Russell 2000 Index(2)	6.21%	37.41%	4.08%	6.27%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The Russell 2000 Index is an unmanaged index comprising approximately 2,000 smaller-capitalization stocks from various industrial sectors. One cannot invest directly in an index.

3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.18%. The expense ratio above may vary from the expense ratio presented in other sections of this report which is based on expenses incurred during the period covered by this report.
Performance Summary provided by BlackRock Investment Management, LLC
     U.S. equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. U.S. stocks moved higher during the first four months of 2011 and despite market weakness in the final two months of the period, U.S. stocks advanced year-to-date. Large cap stocks, as represented by the S&P 500 Index, gained 6.02%. Large cap growth stocks outperformed their value counterparts as the S&P 500 Growth Index moved up 6.79%, while the S&P 500 Value Index returned 5.23%. Small cap stocks, as represented by the Russell 2000 Index, climbed 6.21% for the period. The disparity between growth and value stocks was more pronounced within small caps as the Russell 2000 Growth Index advanced 8.59%, while the Russell 2000 Value Index returned 3.77%.
     Sector performance was overall positive over the period. The Telecommunications Services sector (+18.60%) was the top contributor during the period. The Health Care sector (+13.06%) and Consumer Staples sector (+11.29%) posted strong gains as investors favored the more defensive stocks amid increasing uncertainty. The Energy sector (+11.04%) was also a strong performer, benefitting from the surge in energy prices during the first half of the year.
     The Financials sector (+0.64%) lagged the other sectors amid renewed sovereign debt concerns, with the banking industry taking the hardest hit. The Industrials (+3.48%) and Consumer Discretionary sectors (+5.08%) while both in positive territory, contributed the least behind Financials over the first half of the year.
Portfolio Strategy
     The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

Performance Overview
American Beacon Small Cap Index FundSM
June 30, 2011 (Unaudited)
Top Ten Holdings

% of
Net Assets*
Healthspring, Inc.	0.2%
Sotheby’s	0.2%
Netlogic Microsystems, Inc.	0.2%
MFA Financial, Inc.	0.2%
Tenneco, Inc.	0.2%
Dana Holding Corp.	0.2%
Parametric Technology Corp.	0.2%
CBL & Associates Properties, Inc.	0.2%
Berry Petroleum Co.	0.2%
Rosetta Resources, Inc.	0.2%

*	Percent of equity portion of Master Small Cap Index Series
Sector Allocation

% of Equities*
Financials	20.6%
Information Technology	18.5%
Industrials	15.5%
Consumer Discretionary	13.3%
Health Care	12.5%
Energy	7.0%
Materials	4.9%
Consumer Staples	3.3%
Utilities	3.2%
Telecommunications	1.1%

*	Percent of equity portion of Master Small Cap Index Series

Performance Overview
American Beacon International Equity Index FundSM
June 30, 2011 (Unaudited)
     For the six months ended June 30, 2011, the Institutional Class of the American Beacon International Equity Index Fund posted a total return of 5.37%, outperforming the MSCI EAFE Index (the “Index”) return of 4.98% and the Lipper International Funds Index return of 3.74% which consists primarily of actively managed funds. The investment manager’s application of its fair valuation policy during the period was a significant driver of the Fund’s outperformance.

	Annualized Total Returns
	Periods Ended 6/30/11
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,3)	5.37%	31.90%	1.50%	5.65%
Lipper International Funds Index(2)	3.74%	29.26%	2.94%	6.48%
MSCI EAFE Index(2)	4.98%	30.36%	1.48%	5.66%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot invest directly in an index.

3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.21%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.
Performance Summary provided by BlackRock Investment Management, LLC
     Stocks moved higher during the first four months of 2011 despite volatility from significant global events. The period began with political turmoil spreading across the Middle East/North Africa region and a sharp rise in oil and other commodity prices. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term U.S. and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.
     Meanwhile, longer-term headwinds had been brewing beneath the surface. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the U.S. manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt. Stock markets in most countries of the Index posted gains for the six-month period.
     For the first six months of the year, among developed markets, Ireland (+17.50%) delivered the strongest returns in the wake of its November 2010 bailout. In May, Portugal (+9.05%) became the third euro-zone nation to require a bailout (after Greece and Ireland), while the heavily indebted Spain (+15.71%) and Italy (+10.73%) moved into the spotlight. Greek stocks (-3.83%), which had topped the index in the first quarter, reversed sharply in the second quarter as it became apparent that the nation would again require financial assistance.
     Elsewhere in Europe, German stocks (+14.23%) were regarded as safe haven investments amid the region’s ongoing financial instability. Germany remains the economic powerhouse of Europe, driven by the nation’s advanced technology and engineering and its exports of superior products and services. Stock markets in France (+15.55%), the second-largest economy in the European Union, also performed well. In the United Kingdom (+5.59%), economic growth slowed despite

Performance Overview
American Beacon International Equity Index FundSM
June 30, 2011 (Unaudited)
loose monetary policy from the Bank of England. Significant levels of consumer deleveraging, high rates of inflation and unemployment, and disappointing gross domestic product reports hindered appreciation in U.K. stocks, especially in the banking industry.
     In other parts of the world, Japanese stocks (-4.73%) declined as industrial production slowed in the aftermath of the March earthquake and tsunami. Turmoil in the Middle East pushed stocks in Israel (-7.68%) to the bottom of the Index for the period.
     On a sector basis, Health Care stocks (+10.73%) delivered the strongest performance in the Index, driven by increased merger and acquisition activity in Europe. Telecommunications Services (+8.82%) also provided strong returns, as did Energy stocks (+7.66%), which benefited from soaring oil prices earlier in the period. The more defensive Consumer Staples sector (+7.62%) saw greater price appreciation later in the period as economic data softened. Growth in the Financials sector (+3.71%) was limited due to heightened concerns about the sovereign debt crisis.
     Information Technology (-2.12%) and Utilities (-1.13%) were the only sectors that declined during the period. Materials (+2.80%), while positive, was the least positive contributing sector over the period.
Portfolio Strategy
     The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

Performance Overview
American Beacon International Equity Index FundSM
June 30, 2011 (Unaudited)
Top Ten Holdings

% of Net Assets*
Nestle S.A.	1.8%
HSBC Holdings plc	1.5%
BHP Billiton Ltd.	1.3%
Novartis AG	1.2%
BP plc	1.2%
Vodafone Group plc	1.2%
Royal Dutch Shell plc	1.1%
Total S.A.	1.0%
Roche Holding Ltd.	1.0%
Siemens AG	1.0%

*	Percent of Master International Index Series
Sector Allocation

% of Equities*
Financials	22.6%
Industrials	14.8%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	9.3%
Energy	8.5%
Consumer Staples	6.7%
Telecommunication Services	6.3%
Information Technology	5.8%
Utilities	2.7%

*	Percent of equity portion of Master International Index Series
Country Allocation

% of
Equities*
Japan	22.2%
United Kingdom	21.0%
France	10.6%
Australia	8.7%
Germany	7.8%
Switzerland	7.8%
Spain	3.9%
Italy	3.2%
Sweden	2.8%
Netherlands	2.6%
Hong Kong	2.4%
Singapore	1.5%
Finland	1.2%
Belgium	1.0%
Denmark	0.9%
Norway	0.7%
Greece	0.4%
Austria	0.3%
Portugal	0.3%
Ireland	0.3%
New Zealand	0.1%

*	Percent of equity portion of Master International Index Series

Fund Expenses
June 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.
Actual Expenses
     The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” row to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Actual

			International
Institutional Class	S&P 500 Index	Small Cap Index	Equity Index
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,059.01	$1059.34	$1,053.70
Expenses Paid During Period* 1/1/11 — 6/30/11	$0.92	$1.17	$1.07
Annualized Expense Ratio	0.18%	0.23%	0.21%

Investor Class	S&P 500 Index
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,056.12
Expenses Paid During Period* 1/1/11 — 6/30/11	$3.31
Annualized Expense Ratio	0.65%
Hypothetical Example for Comparison Purposes
     The following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Expenses Paid During Period” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.
Hypothetical

			International
Institutional Class	S&P 500 Index	Small Cap Index	Equity Index
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,023.90	$1,023.65	$1,023.75
Expenses Paid During Period* 1/1/11 — 6/30/11	$0.90	$1.15	$1.05
Annualized Expense Ratio	0.18%	0.23%	0.21%

Investor Class	S&P 500 Index
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,021.57
Expenses Paid During Period* 1/1/11 — 6/30/11	$3.26
Annualized Expense Ratio	0.65%

*	Expenses are equal to each Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited) (in thousands, except share and per share amounts)

			International
	S&P 500 Index Fund	Small Cap Index Fund	Equity Index Fund
Assets:
Investment in Portfolio, at value	$416,635	$69,289	$374,605
Receivable for fund shares sold	113	57	481
Prepaid expenses	22	7	24

Total assets	416,770	69,353	375,110

Liabilities:
Payable for fund shares redeemed	5	—	45
Administrative service and service fees payable (Note 2)	21	2	13
Printing fees payable	—	—	—
Professional fees payable	10	12	4
Sub-administration fees payable	—	5	71
Transfer agent fees payable	14	—	5
Trustee fees payable	9	—	—
Other taxes	11	—	—
Other liabilities	4	1	2

Total liabilities	74	20	140

Net Assets	$416,696	$69,333	$374,970

Analysis of Net Assets:
Paid-in-capital	377,719	82,856	405,878
Undistributed net investment income (expense)	2,160	375	7,378
Accumulated net realized gain (loss)	(69,492)	(15,916)	(40,776)
Unrealized net appreciation (depreciation) of investments and futures contracts	106,309	2,018	2,490

Net assets	$416,696	$69,333	$374,970

Shares outstanding (no par value):
Institutional Class	22,183,509	5,176,365	36,052,257

Investor Class	977,488	—	—

Net asset value, offering and redemption price per share:
Institutional Class	$18.00	$13.39	$10.40

Investor Class	$17.78	$—	$—

See accompanying notes
See accompanying Financial Statements of the respective Master Portfolios

American Beacon Funds
Statements of Operations
Six Months ended June 30, 2011 (Unaudited) (in thousands)

			International
	S&P 500 Index Fund	Small Cap Index Fund	Equity Index Fund
Investment Income (expense) Allocated From Portfolio:
Dividend income	$4,023	$465	$8,544
Interest income	3	—	—
Securities lending income	—	18	—
Portfolio expenses	(92)	(34)	(1,070)
Other income	—	—	28

Net investment income allocated from Portfolio	3,934	449	7,502

Fund Expenses:
Administrative service fees (Note 2):
Institutional Class	101	23	89
Investor Class	22	—	—
Sub-administrative service fees:
Institutional Class	—	3	67
Transfer agent fees:
Institutional Class	15	3	8
Investor Class	3	—	—
Custody and accounting fees	4	5	7
Professional fees	20	12	12
Registration fees	18	1	8
Service fees — Investor Class (Note 2)	22	—	—
Printing	46	15	18
Trustee fees	23	5	12
Insurance	4	1	3
Other taxes	24	—	—
Other expenses	17	3	6

Total fund expenses	319	71	230

Net investment income	3,615	378	7,272

Realized and Unrealized Gain (Loss) Allocated From Master Portfolio
Net realized gain (loss) from:
Investments	6,241	3,470	(978)
Foreign currency transactions	—	—	284
Futures contracts	343	—	(59)
Change in net unrealized appreciation or depreciation of:
Investments	13,037	2,260	6,587
Futures contracts	81	22	4,889

Net gain on investments	19,702	5,752	10,723

Net increase in net assets resulting from operations	$23,317	$6,130	$17,995

See accompanying notes
See accompanying Financial Statements of the respective Master Portfolios

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

	S&P 500 Index Fund		Small Cap Index Fund		International Equity Index Fund
	Six Months	Year ended	Six Months	Year ended	Six Months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2011	2010	2011	2010	2011	2010
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,615	$6,563	$378	$882	$7,272	$7,231
Net realized gain (loss) on investments, foreign currency, and futures contracts	6,584	4,901	3,470	(2,864)	(753)	(7,559)
Change in net unrealized appreciation or depreciation of investments and futures contracts	13,118	39,239	2,282	3,744	11,476	23,115

Net increase in net assets resulting from operations	23,317	50,703	6,130	1,762	17,995	22,787

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,721)	(6,796)	—	(894)	—	(7,040)
Investor Class	(59)	(318)	—	—	—	—
Net realized gain on investments:
Institutional Class	—	—	—	—	—	—
Investor Class	—	—	—	—	—	—
Tax return of capital:
Institutional Class	—	—	—	(104)	—	—

Total distributions to shareholders	(1,780)	(7,114)	—	(998)	—	(7,040)

Capital Share Transactions:
Proceeds from sales of shares	19,475	63,163	12,780	132,393	55,730	83,813
Reinvestment of dividends and distributions	1,777	7,107	—	998	—	7,040
Cost of shares redeemed	(25,392)	(53,796)	(42,715)	(80,975)	(24,810)	(60,655)

Net increase (decrease) in net assets from capital share transactions	(4,140)	16,474	(29,935)	52,416	30,920	30,198

Net increase (decrease) in net assets	17,397	60,063	(23,805)	53,180	48,915	45,945

Net Assets:
Beginning of period	399,299	339,236	93,138	39,958	326,055	280,110

End of Period *	$416,696	$399,299	$69,333	$93,138	$374,970	$326,055

*Includes undistributed net investment income (loss) of	$2,160	$325	$375	$(3)	$7,378	$(82)

See accompanying notes
See accompanying Financial Statements of the respective Master Portfolios

American Beacon Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon S&P 500 Index Fund, the American Beacon Small Cap Index Fund and the American Beacon International Equity Index Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
          Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a “Portfolio” and collectively the “Portfolios”) are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund’s proportionate interest in the net assets of the corresponding Portfolio.

		% of Portfolio
		Held by Fund at
American Beacon:	Portfolios:	June 30, 2011
S&P 500 Index Fund	State Street Equity 500 Index Portfolio	21.9%
Small Cap Index Fund	Master Small Cap Index Series	20.2%
International Equity Index Fund	Master International Index Series	36.5%
          The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
          The following is a summary of the significant accounting policies followed by the Funds.
     Class Disclosure
          The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Investor Class	General public and investors investing through an intermediary
          Administrative service fees and service fees vary amongst the classes as described more fully in footnote 2.
     Security Valuation and Valuation Inputs
          Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

American Beacon Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          At June 30, 2011, the Funds’ investments in the Portfolios were classified as Level 2. Valuation of securities by each Portfolio as well as the inputs used to value the Portfolios’ net assets is discussed in the Portfolios’ Notes to Financial Statements, which are include elsewhere in this report.
     Investment Income
          Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.
     Dividends to Shareholders
          Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles that may treat certain transactions differently than generally accepted accounting principles.
     Allocation of Income, Expenses, Gains and Losses
          Each of the Portfolios records its share of net investment income (loss) and realized gain (loss) on a daily basis. The net investment income (loss) and realized gain (loss) of the Portfolios is allocated pro rata to the Funds and other investors in the Portfolios on a daily basis. Expenses directly attributable to a Fund are charged to the Fund’s operations. Expenses incurred by the Portfolios with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.
          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
     Valuation of Shares
          The price per share is calculated on each day on which shares are offered for sale. Net asset value per share is computed by dividing the value of each Fund’s total assets (which includes the value of the Fund’s investments in its Portfolio) less liabilities, by the number of Fund shares outstanding.
     Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
     Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or

American Beacon Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Fees and Transactions with Affiliates
     Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund and the Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.
     Service Plans
          The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of S&P 500 Index Fund. As compensation for performing the duties required under the Service Plan, the Manager receives up to 0.375% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.
     Subadministration Agreement
          The Trust, the Manager and BlackRock Advisors, LLC (“BlackRock”) entered into a Subadministration Agreement that obligates BlackRock to provide certain other administrative services to the Small Cap Index Fund and the International Equity Index Fund. As compensation for performing these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee of each is reduced by the total expense ratio of its corresponding Portfolio, net of any fee waivers.
3. Federal Income and Excise Taxes
          It is the policy of each of the Funds to qualify as a regulated investment company, by complying with all applicable provisions of the Internal Revenue Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.
          The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The International Equity Index Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

American Beacon Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
          The tax character of distributions paid during the six months ended June 30, 2011 and fiscal year ended December 31, 2010 were as follows (in thousands):

	S&P 500 Index		Small Cap Index		International Equity Index
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$1,721	$6,796	$—	$894	$—	$7,040
Investor Class	59	318	—	—	—	—
Return of Capital:
Institutional Class	—	—	—	104	—	—

Total taxable distributions	$1,780	$7,114	$—	$998	$—	$7,040

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
          At June 30, 2011 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total
S&P 500 Index Fund	$635	$1,060	$2,311	$286	$—	$11,180	$28,055	$4,954	$48,481
Small Cap Index Fund	—	—	—	—	—	—	$9,383	$8,852	$18,235
International Equity Index Fund	—	—	—	—	—	$9,746	$13,890	$5,259	$28,895
4. Capital Share Transactions
          The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):
Six Months ended June 30, 2011

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	939	$16,729	156	$2,746
Reinvestment of dividends	95	1,721	3	56
Shares redeemed	(1,203)	(21,335)	(231)	(4,057)

Net (decrease) in shares outstanding	(169)	$(2,885)	(72)	$(1,255)

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	974	12,780
Reinvestment of dividends	—	—
Shares redeemed	(3,168)	(42,715)

Net (decrease) in shares outstanding	(2,194)	(29,935)

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	5,444	$55,730
Reinvestment of dividends	—	—
Shares redeemed	(2,433)	(24,810)

Net increase in shares outstanding	3,011	$30,920

American Beacon Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
Year ended December 31, 2010

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	3,124	$48,883	950	$14,280
Reinvestment of dividends	431	6,796	20	311
Shares redeemed	(2,126)	(32,615)	(1,405)	(21,181)

Net increase (decrease) in shares outstanding	1,429	$23,064	(435)	$(6,590)

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	11,348	$132,393
Reinvestment of dividends	78	998
Shares redeemed	(8,030)	(80,975)

Net increase in shares outstanding	3,396	$52,416

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	8,974	$83,813
Reinvestment of dividends	718	7,040
Shares redeemed	(6,519)	(60,655)

Net increase in shares outstanding	3,173	$30,198

American Beacon S&P 500 Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Institutional Class
	Six Months
	ended June		Year Ended December 31,
	30, 2011		2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$17.07		$15.15	$12.21	$19.85	$19.19	$16.90
Income from investment operations:
Net investment income:A	0.13		0.28	0.30	0.35	0.39	0.34	B
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	0.88		1.96	2.91	(7.64)	0.65	2.29

Total income (loss) from investment operations	1.01		2.24	3.21	(7.29)	1.04	2.63

Less distributions:
Dividends from net investment income	(0.08)		(0.32)	(0.27)	(0.35)	(0.38)	(0.34)

Total distributions	(0.08)		(0.32)	(0.27)	(0.35)	(0.38)	(0.34)

Net asset value, end of period	$18.00		$17.07	$15.15	$12.21	$19.85	$19.19

Total return C	5.90	%D	14.96%	26.70%	(37.08)%	5.39%	15.69%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$399,322		$381,592	$316,975	$224,583	$271,746	$223,008
Ratios to average net assets (annualized):A
Net investment income	1.78%		1.90%	2.39%	2.23%	1.89%	1.85%
Expenses, including expenses allocated from the master portfolio	0.18%		0.13%	0.15%	0.13%	0.13%	0.14%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

B	Based on average shares outstanding.

C	May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.

Investor Class
Six Months
ended June		Year Ended December 31,
30, 2011		2010	2009	2008	2007	2006
(unaudited)
$16.88		$15.00	$12.06	$19.60	$18.97	$16.69

0.05		0.25	0.33	0.33	0.31	0.23	B

0.91		1.89	2.80	(7.60)	0.62	2.27

0.96		2.14	3.13	(7.27)	0.93	2.50

(0.06)		(0.26)	(0.19)	(0.27)	(0.30)	(0.22)

(0.06)		(0.26)	(0.19)	(0.27)	(0.30)	(0.22)

$17.78		$16.88	$15.00	$12.06	$19.60	$18.97

5.67	%D	14.43%	26.26%	(37.35)%	4.88%	15.09%

$17,374		$17,707	$22,261	$12,915	$18,430	$16,056

1.30%		1.42%	2.01%	1.73%	1.38%	1.37%

0.65%		0.60%	0.60%	0.62%	0.63%	0.61%

American Beacon Small Cap Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Institutional Class
	Six Months
	ended June		Year Ended December 31,
	30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Net asset value, beginning of period	$12.64		$10.06		$8.00		$13.51		$14.89		$12.78

Income from investment operations:
Net investment incomeA	0.07		0.13		0.10		0.18		0.32		0.17
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	0.68		2.59		2.08		(4.78)		(0.53)		2.11

Total income (loss) from investment operations	0.75		2.72		2.18		(4.60)		(0.21)		2.28

Less distributions:
Dividends from net investment income	—		(0.13)		(0.11)		(0.17)		(0.31)		(0.17)
Distributions from net realized gains on investments	—		—		—		(0.61)		(0.80)		—
Tax return of capital	—		(0.01	)B	(0.01	)B	(0.13	)B	(0.06	)B	—

Total distributions	—		(0.14)		(0.12)		(0.91)		(1.17)		(0.17)

Net asset value, end of period	$13.39		$12.64		$10.06		$8.00		$13.51		$14.89

Total return C	5.93	%D	27.05%		27.21%		(33.58)%		(1.63)%		17.85%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$69,333		$93,138		$39,958		$31,552		$52,325		$151,878
Ratios to average net assets (annualized):A
Net investment income	0.83%		1.21%		1.18%		1.54%		1.49%		1.49%
Expenses, including expenses allocated from the master portfolio	0.23%		0.18%		0.23%		0.20%		0.20%		0.18%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Small Cap Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

C	May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.

American Beacon International Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Institutional Class
	Six Months
	ended June		Year Ended December 31,
	30, 2011		2010	2009	2008	2007		2006
	(unaudited)
Net asset value, beginning of period	$9.87		$9.38	$7.46	$13.37	$12.76		$10.33

Income from investment operations:
Net investment incomeA	0.21		0.22	0.21	0.39	0.51		0.23
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	0.32		0.49	1.93	(6.00)	0.86		2.50

Total income (loss) from investment operations	0.53		0.71	2.14	(5.61)	1.37		2.73

Less distributions:
Dividends from net investment income	—		(0.22)	(0.22)	(0.30)	(0.53)		(0.23)
Distributions from net realized gains on investments	—		—	—	—	(0.22)		(0.07)
Tax return of capital	—		—	—	—	(0.01	)B	—

Total distributions	—		(0.22)	(0.22)	(0.30)	(0.76)		(0.30)

Net asset value, end of period	$10.40		$9.87	$9.38	$7.46	$13.37		$12.76

Total return C	5.37%	)D	7.57%	28.72%	(41.85)%	10.68%		26.52%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$374,970		$326,055	$280,110	$185,860	$267,293		$162,113
Ratios to average net assets (annualized):A
Net investment income	4.21%		2.66%	2.66%	3.58%	2.96%		2.44%
Expenses, including expenses allocated from the master portfolioE	0.21%		0.21%	0.23%	0.19%	0.19%		0.22%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master International Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

C	May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.

E	Excludes taxes withheld from dividends of foreign securities.

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Funds (Unaudited)
          At its May 26, 2011 meeting, the Board of Trustees (“Board”) considered the renewal of the existing Management Agreement between American Beacon Advisors, Inc. (the “Manager”) and the American Beacon Funds (collectively, the “Funds or the “Beacon Trust”). In preparation for the Board’s consideration to renew the Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.
          In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 11, 2011 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
          In connection with the Board’s consideration of the Management Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the Manager’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed or to be managed by each firm with the performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•	any actual or anticipated economies of scale in relation to the services the Manager provides or will provide to each Fund;

•	an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

•	a description of any payments made or to be made by the subadvisors to the Manager to support the Funds’ marketing efforts;

•	an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

•	confirmation that the Manager’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of the scope of portfolio management services provided or to be provided to the Funds, including whether such services differ from the services provided to other clients, including other mutual funds, and any advantages or disadvantages that might accrue to the Funds due to the Manager’s involvement in other activities;

•	a description of the personnel who are or will be assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a description of the Manager’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio evaluation;

•	a discussion regarding the Manager’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the Manager has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the Manager’s criteria for assessing counterparties and counterparty risk to the extent the Manager enters into transactions with counterparties on a Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the Manager;

•	a discussion of whether the Manager receives, or anticipates receiving, other compensation, including any paymentfor order flow or ECN liquidity rebates with respect to the Funds;

•	a certification by the Manager regarding the reasonable design of its compliance program;

•	information regarding the Manager’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the Manager’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the Manager’s controlling persons; and

•	verification of the Manager’s insurance coverage with regards to the services provided to the Funds.
          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Funds (Unaudited)
•	a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the extent to which the Manager monitors the investment activities and financial conditions of each subadvisor to the Funds;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund and, as applicable, each subadvisor to a Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
          In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable mutual funds and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group or universe are to the group or universe of comparable mutual funds included in the analysis provided by Lipper.
          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 11, 2011 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 26, 2011 meeting at which the Board considered the renewal of the Management Agreement.
          The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the renewal of the Management Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
           In determining whether to renew the Management Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds was considered at the May 26, 2011 meeting, the Board considered each Fund’s investment management and subadvisory relationships separately.
          In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the Manager’s commitment to increase assets in the Funds as demonstrated, for example, by the continued increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; the Manager’s commitment to increasing the number and training employees in conjunction with the Manager’s product expansion; and efforts made by the Manager to retain key employees.
     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Funds (Unaudited)
Respect to the International Equity Index Fund, Additional Considerations and Conclusions for the S&P 500 Index Fund, and Additional Considerations and Conclusions for the Small Cap Index.”
          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Beacon Trust stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
          In analyzing the cost of services and profitability for each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee rate a subadvisor charges for any comparable client accounts. The Board did not consider profitability data of the subadvisors as imperative to its deliberations given the arm’s length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates.
          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the International Equity Index Fund, Additional Considerations and Conclusions for the S&P 500 Index Fund, and Additional Considerations and Conclusions for the Small Cap Index.”
          Economies of Scale. In considering the reasonableness of the management fee rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account assets of AMR Corporation and its pension plans that are managed by the subadvisors. Thus the Funds are able to receive lower effective fee rates. The Board also noted the Manager’s representation that assets in the Funds’ complex increased during 2010, primarily due to market appreciation.
          In addition, the Board noted the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted that the Manager’s representation that many of the Funds benefit from those comparably low fee rate levels despite not having yet reached an asset size at with economies of scale would traditionally be considered to exit, and the Manager’s belief that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.
          Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager will use its proprietary Large Cap Value Fund model to manage its collective investment trust.
          In addition, the Manager noted that the Trusts also derive benefits from their association with the Manager. Specifically, the Board noted that the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that the Funds did not pay commissions to any affiliated broker-dealer of the Manager or the relevant subadvisor during the most recent fiscal year ended December 31, 2010.
          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the International Equity Index Fund
          The performance comparisons below were made versus each Fund’s Lipper peer group or universe median. References to the Lipper expense group or universe below are to the group or universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
          In considering the renewal of the Management Agreement in regard to the International Equity Index Fund, the Trustees considered the following additional factors: (1) the performance of the Fund’s master portfolio outperformed the peer universe median for

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Funds (Unaudited)
the five-year period ended March 31, 2011, but underperformed for the one- and three-year periods; and (2) the Fund’s expense ratio was lower than the median of its Lipper expense universe.
          Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.
Additional Considerations and Conclusions with Respect to the S&P 500 Index Fund
          In considering the renewal of the Management Agreement in regard to the S&P 500 Index Fund, the Trustees considered the following additional factors: (1) the Fund’s master portfolio outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2011 and (2) the Fund’s actual total expense ratio ranked the lowest of its Lipper expense group.
          Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.
Additional Considerations and Conclusions with Respect to the Small Cap Index Fund
          In considering the renewal of the Management Agreement in regard to the Small Cap Index Fund, the Trustees considered the following additional factors: (1) The Fund’s master portfolio outperformed the peer universe median for the one- and three-year periods ended March 31, 2011, but underperformed the peer universe median for the five-year period; and (3) the Fund’s expense ratio ranked better than the median of it Lipper expense universe.
          Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.

State Street Equity 500 Index Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 11.0%
Abercrombie & Fitch Co. Class A	13,046	$873
Amazon.Com, Inc.(a)	56,792	11,613
Apollo Group, Inc. Class A(a)	18,029	788
AutoNation, Inc.(a)	9,763	357
AutoZone, Inc.(a)	4,064	1,198
Bed Bath & Beyond, Inc.(a)	40,645	2,372
Best Buy Co., Inc.	51,719	1,624
Big Lots, Inc.(a)	12,727	422
Cablevision Systems Corp.	35,600	1,289
CarMax, Inc.(a)	33,800	1,118
Carnival Corp.	68,250	2,568
CBS Corp. Class B	107,203	3,054
Chipotle Mexican Grill, Inc.(a)	4,900	1,510
Coach, Inc.	46,728	2,987
Comcast Corp. Class A	443,248	11,232
D.R. Horton, Inc.	47,976	553
Darden Restaurants, Inc.	22,488	1,119
DeVry, Inc.	10,400	615
Direct TV. Class A(a)	125,377	6,372
Discovery Communications, Inc. Class A(a)	44,500	1,823
eBay, Inc.(a)	182,903	5,902
Expedia, Inc.	29,215	847
Family Dollar Stores, Inc.	18,858	991
Ford Motor Co.(a)	599,998	8,274
Fortune Brands, Inc.	23,445	1,495
GameStop Corp. Class A(a)	19,400	517
Gannett Co., Inc.	33,574	481
Gap, Inc.	67,398	1,220
Genuine Parts Co.	23,909	1,301
Goodyear Tire & Rubber Co.(a)	34,957	586
H&R Block, Inc.	44,415	712
Harley-Davidson, Inc.	35,901	1,471
Harman International Industries, Inc.	9,721	443
Hasbro, Inc.	20,425	897
Home Depot, Inc.	256,512	9,291
Host Hotels & Resorts, Inc.	104,421	1,770
International Game Technology	47,919	842
Interpublic Group of Cos., Inc.	71,894	899
JC Penney Co., Inc.	35,910	1,240
Johnson Controls, Inc.	107,186	4,465
Kohl’s Corp.	46,133	2,307
Lennar Corp. Class A	25,931	471
Limited Brands	40,467	1,556
Lowe’s Cos., Inc.	205,662	4,794
Macy’s, Inc.	65,323	1,910
Marriot International, Inc. Class A	45,050	1,599
Mattel, Inc.	53,676	1,476
McDonald’s Corp.	164,525	13,873
McGraw-Hill, Inc.	48,166	2,019
NetFlix, Inc.(a)	6,700	1,760
Newell Rubbermaid, Inc.	42,693	674
News Corp. Class A	364,209	6,447
NIKE, Inc. Class B	60,852	5,475
Nordstrom, Inc.	25,933	1,217
O’Reilly Automotive, Inc.(a)	22,900	1,500
Omnicom Group, Inc.	44,041	2,121
Polo Ralph Lauren Corp.	9,915	1,315
Priceline.com, Inc.(a)	7,790	3,988
Pulte Homes, Inc.(a)	54,705	419
Ross Stores, Inc.	18,100	1,450
Scripps Networks Interactive, Inc. Class A	13,135	642
Sears Holdings Corp.(a)	7,474	534
Snap-On, Inc.	9,212	576
Stanley Black & Decker, Inc.	26,007	1,874
Staples, Inc.	114,233	1,805
Starbucks Corp.	117,761	4,650
Starwood Hotels & Resorts Worldwide, Inc.	29,947	1,678
Target Corp.	113,016	5,302
Tiffany & Co.	19,180	1,506
Time Warner Cable, Inc.	53,971	4,212
Time Warner, Inc.	172,391	6,270
TJX Cos., Inc.	62,606	3,289
Urban Outfitters, Inc.(a)	18,300	515
V.F. Corp.	12,993	1,411
Viacom, Inc. Class B	96,122	4,902
Walt Disney Co.	301,845	11,784
Washington Post Co. Class B	660	277
Whirlpool Corp.	11,361	924
Wyndham Worldwide Corp.	25,599	861
Wynn Resorts, Ltd.	11,600	1,665
Yum! Brands, Inc.	74,392	4,109

		212,288

Consumer Staples — 10.4%
Altria Group, Inc.	333,799	8,816
Archer-Daniels-Midland Co.	101,324	3,055
Avon Products, Inc.	67,360	1,886
Brown-Forman Corp. Class B	15,455	1,154
Campbell Soup Co.	27,065	935
Clorox Co.	21,243	1,433
Coca-Cola Co.	361,711	24,340
Coca-Cola Enterprises, Inc.	50,901	1,485
Colgate-Palmolive Co.	78,101	6,827
ConAgra Foods, Inc.	62,475	1,612
Constellation Brands, Inc. Class A(a)	29,326	611
Costco Wholesale Corp.	68,889	5,597
CVS Caremark Corp.	217,132	8,160
Dean Foods Co.(a)	23,558	289
Dr Pepper Snapple Group, Inc.	34,400	1,442
Estee Lauder Cos., Inc. Class A	17,552	1,846
General Mills, Inc.	101,664	3,784
H.J. Heinz Co.	50,569	2,694
Hormel Foods Corp.	23,600	704
Kellogg Co.	39,935	2,209
Kimberly-Clark Corp.	64,800	4,313
Kraft Foods, Inc. Class A	279,309	9,840
Kroger Co.	100,376	2,489
Lorillard, Inc.	23,461	2,554
McCormick & Co., Inc.	19,853	984
Molson Coors Brewing Co., Class B	23,862	1,068
PepsiCo, Inc.	250,154	17,618
Philip Morris International, Inc.	282,099	18,836
Procter & Gamble Co.	441,519	28,067
Reynolds American, Inc.	52,874	1,959
Safeway, Inc.	56,564	1,322
Sara Lee Corp.	89,234	1,695
SuperValu, Inc.	34,848	328
Sysco Corp.	92,509	2,884
The Hershey Company	25,282	1,437
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
The J.M. Smucker Co.	18,060	$1,381
Tyson Foods, Inc., Class A	43,735	849
Wal-Mart Stores, Inc.	301,602	16,027
Walgreen Co.	147,718	6,272
Whole Foods Market, Inc.	22,533	1,430

		200,232

Energy — 12.5%
Alpha Natural Resources, Inc.(a)	35,600	1,618
Anadarko Petroleum Corp.	79,026	6,066
Apache Corp.	61,025	7,530
Baker Hughes, Inc.	68,573	4,976
Cabot Oil & Gas Corp.	17,300	1,147
Cameron International Corp.(a)	38,100	1,916
Chesapeake Energy Corp.	103,482	3,072
Chevron Corp.(b)	316,446	32,543
ConocoPhillips	225,430	16,950
Consol Energy, Inc.	35,373	1,715
Denbury Resources, Inc.(a)	61,700	1,234
Devon Energy Corp.	67,251	5,300
Diamond Offshore Drilling, Inc.	10,100	711
El Paso Corp.	122,292	2,470
EOG Resources, Inc.	42,817	4,477
EQT Corp.	22,400	1,176
ExxonMobil Corp.(b)	777,947	63,309
FMC Technologies, Inc.(a)	37,400	1,675
Halliburton Co.	145,034	7,397
Helmerich & Payne, Inc.	16,000	1,058
Hess Corp.	47,601	3,559
Marathon Oil Corp.	112,977	5,952
Murphy Oil Corp.	29,941	1,966
Nabors Industries, Ltd.(a)	43,104	1,062
National Oilwell Varco, Inc.	66,757	5,221
Newfield Exploration Co.(a)	20,600	1,401
Noble Corp.	38,800	1,529
Noble Energy, Inc.	27,610	2,475
Occidental Petroleum Corp.	128,144	13,332
Peabody Energy Corp.	42,524	2,505
Pioneer Natural Resources Co.	18,000	1,612
QEP Resources, Inc.	26,468	1,107
Range Resources Corp.	24,500	1,360
Rowan Cos., Inc.(a)	19,620	761
Schlumberger, Ltd.	213,558	18,451
Southwestern Energy Co.(a)	54,500	2,337
Spectra Energy Corp.	102,398	2,807
Sunoco, Inc.	20,384	850
Tesoro Corp.(a)	20,065	460
Valero Energy Corp.	89,109	2,279
Williams Cos., Inc.	92,268	2,791

		240,157

Financials — 15.4%
ACE Ltd.	53,800	3,541
AFLAC, Inc.	74,990	3,501
Allstate Corp.	85,006	2,595
American Express Co.	167,364	8,653
American International Group, Inc.(a)	68,633	2,012
Ameriprise Financial, Inc.	39,107	2,256
AON Corp.	51,947	2,665
Apartment Investment & Management Co. Class A	16,252	415
Assurant, Inc.	14,131	513
AvalonBay Communities, Inc.	13,198	1,695
Bank of America Corp.	1,595,671	17,489
Bank of New York Mellon Corp.	197,985	5,072
BB&T Corp.	109,870	2,949
Berkshire Hathaway, Inc. Class B(a)	272,903	21,120
BlackRock, Inc.	15,400	2,954
Boston Properties, Inc.	21,967	2,332
Capital One Financial Corp.	72,463	3,744
CB Richard Ellis Group, Inc. Class A(a)	47,275	1,187
Charles Schwab Corp.	156,893	2,581
Chubb Corp.	46,075	2,885
Cincinnati Financial Corp.	27,114	791
Citigroup, Inc.	456,120	18,993
CME Group, Inc.	10,591	3,088
Comerica, Inc.	26,344	911
Developers Diversified Realty Corp.	1,532	22
Discover Financial Services	85,205	2,279
E*Trade Financial Corp.(a)	33,931	468
Equity Residential	46,957	2,817
Federated Investors, Inc. Class B	14,870	354
Fifth Third Bancorp	141,016	1,798
First Horizon National Corp.	46,055	439
Franklin Resources, Inc.	22,980	3,017
Genworth Financial, Inc. Class A(a)	72,151	742
Goldman Sachs Group, Inc.	81,534	10,851
Hartford Financial Services Group, Inc.	69,797	1,841
HCP, Inc.	64,100	2,352
Health Care REIT, Inc.	26,800	1,405
Hudson City Bancorp, Inc.	76,692	628
Huntington Bancshares, Inc.	127,456	836
IntercontinentalExchange, Inc.(a)	11,180	1,394
Invesco Ltd.	72,300	1,692
J.P. Morgan Chase & Co.	628,015	25,711
Janus Capital Group, Inc.	31,407	296
KeyCorp	150,475	1,253
Kimco Realty Corp.	66,369	1,237
Legg Mason, Inc.	22,342	732
Leucadia National Corp.	29,736	1,014
Lincoln National Corp.	48,192	1,373
Loews Corp.	49,731	2,093
M & T Bank Corp.	18,637	1,639
Marsh & McLennan Cos., Inc.	85,653	2,671
Marshall & Ilsley Corp.	86,593	690
Mastercard, Inc. Class A	15,400	4,641
MetLife, Inc.	168,396	7,388
Moody’s Corp.	29,966	1,149
Morgan Stanley	244,430	5,624
NASDAQ OMX Group, Inc.(a)	25,400	643
Northern Trust Corp.	38,006	1,747
NYSE Euronext	40,000	1,371
Paychex, Inc.	50,338	1,546
People’s United Financial, Inc.	52,600	707
PNC Financial Services Group, Inc.	83,717	4,990
Principal Financial Group, Inc.	50,091	1,524
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Progressive Corp.	104,301	$2,230
ProLogis, Inc.	66,699	2,390
Prudential Financial, Inc.	77,239	4,912
Public Storage, Inc.	21,987	2,507
Regions Financial Corp.	191,689	1,188
Simon Property Group, Inc.	46,615	5,418
SLM Corp.(a)	82,954	1,394
State Street Corp.(c)	79,725	3,595
SunTrust Banks, Inc.	85,618	2,209
T. Rowe Price Group, Inc.	40,475	2,442
Torchmark Corp.	11,421	733
Total System Services, Inc.	27,675	514
Travelers Cos., Inc.	68,904	4,023
U.S. Bancorp	306,652	7,823
Unum Group	47,529	1,211
Ventas, Inc.	26,800	1,413
Visa, Inc.	77,700	6,547
Vornado Realty Trust	25,614	2,387
Wells Fargo Co.	830,549	23,305
Western Union Co.	103,085	2,065
XL Capital, Ltd. Class A	47,568	1,046
Zions Bancorp	30,453	731

		296,999

Health Care — 11.2%
Abbott Laboratories	242,606	12,766
Aetna, Inc.	59,750	2,634
Allergan, Inc.	48,792	4,062
AmerisourceBergen Corp.	42,686	1,767
Amgen, Inc.(a)	147,736	8,620
Baxter International, Inc.	92,761	5,537
Becton, Dickinson & Co.	34,397	2,964
Biogen Idec, Inc.(a)	37,631	4,023
Boston Scientific Corp.(a)	237,834	1,643
Bristol-Myers Squibb Co.	269,116	7,794
C.R. Bard, Inc.	12,897	1,417
Cardinal Health, Inc.	54,957	2,496
CareFusion Corp.(a)	33,278	904
Celgene Corp.(a)	74,818	4,513
Cephalon, Inc.(a)	11,100	887
Cerner Corp.(a)	23,400	1,430
CIGNA Corp.	42,396	2,180
Coventry Health Care, Inc.(a)	21,903	799
Covidien PLC	77,600	4,131
DaVita, Inc.(a)	14,600	1,264
Dentsply International, Inc.	20,900	796
Edwards Lifesciences Corp.(a)	18,500	1,613
Eli Lilly & Co.	161,775	6,071
Express Scripts, Inc.(a)	83,898	4,529
Forest Laboratories, Inc.(a)	43,602	1,715
Gilead Sciences, Inc.(a)	124,999	5,176
Hospira, Inc.(a)	25,303	1,434
Humana, Inc.(a)	26,007	2,095
Intuitive Surgical, Inc.(a)	6,200	2,307
Johnson & Johnson	431,249	28,687
Laboratory Corp. of America Holdings(a)	15,622	1,512
Life Technologies Corp.(a)	28,787	1,499
McKesson Corp.	40,055	3,351
Mead Johnson Nutrition Co.	32,118	2,170
Medco Health Solutions, Inc.(a)	63,868	3,610
Medtronic, Inc.	168,878	6,507
Merck & Co., Inc.	483,870	17,076
Mylan, Inc.(a)	68,009	1,678
Patterson Cos., Inc.	16,494	542
Pfizer, Inc.	1,260,511	25,967
Quest Diagnostics, Inc.	24,200	1,430
St. Jude Medical, Inc.	50,626	2,414
Stryker Corp.	54,089	3,174
Tenet Healthcare Corp.(a)	73,370	458
UnitedHealth Group, Inc.	172,996	8,923
Varian Medical Systems, Inc.(a)	18,160	1,272
Watson Pharmaceuticals, Inc.(a)	18,946	1,302
Wellpoint, Inc.	59,438	4,682
Zimmer Holdings, Inc.(a)	30,852	1,950

		215,771

Industrials — 11.4%
3M Co.	113,572	10,772
Amphenol Corp. Class A	27,000	1,458
Avery Dennison Corp.	15,388	594
Boeing Co.	117,288	8,671
Caterpillar, Inc.	101,479	10,804
CH Robinson Worldwide, Inc.	26,061	2,055
Cintas Corp.	21,588	713
CSX Corp.	178,314	4,675
Cummins, Inc.	31,358	3,245
Danaher Corp.	85,272	4,519
Deere & Co.	67,637	5,577
Dover Corp.	29,195	1,979
Eaton Corp.	53,190	2,737
Emerson Electric Co.	120,248	6,764
Equifax, Inc.	17,883	621
Expeditors International Washington, Inc.	33,220	1,701
Fastenal Co.	45,200	1,627
FedEx Corp.	50,100	4,752
First Solar, Inc.(a)	8,070	1,067
Flir Systems, Inc.	23,500	792
Flowserve Corp.	8,300	912
Fluor Corp.	28,060	1,814
General Dynamics Corp.	60,061	4,476
General Electric Co.(b)	1,674,033	31,572
Goodrich Co.	19,645	1,876
Honeywell International, Inc.	124,581	7,424
Huntington Ingalls Industries, Inc.(a)(d)	—	—
Illinois Tool Works, Inc.	78,871	4,455
Ingersoll-Rand PLC	51,100	2,320
Iron Mountain, Inc.	32,200	1,098
ITT Industries, Inc.	28,692	1,691
Jacobs Engineering Group, Inc.(a)	20,400	882
Joy Global, Inc.	16,600	1,581
L-3 Communications Holdings, Inc.	17,203	1,504
Leggett & Platt, Inc.	24,998	609
Lockheed Martin Corp.	44,852	3,632
Masco Corp.	57,123	687
Monster Worldwide, Inc.(a)	22,609	331
Norfolk Southern Corp.	55,855	4,185
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Northrop Grumman Corp.	46,311	$3,212
PACCAR, Inc.	57,774	2,952
Pall Corp.	17,209	968
Parker-Hannifin Corp.	25,403	2,280
Pitney Bowes, Inc.	29,727	683
Precision Castparts Corp.	22,607	3,722
Quanta Services, Inc.(a)	36,800	743
R.R. Donnelley & Sons Co.	29,609	581
Raytheon Co.	57,682	2,875
Republic Services, Inc.	46,803	1,444
Robert Half International, Inc.	23,440	634
Rockwell Automation, Inc.	21,905	1,901
Rockwell Collins, Inc.	24,231	1,495
Roper Industries, Inc.	14,400	1,200
Ryder Systems, Inc.	7,921	450
Southwest Airlines Co.	113,686	1,298
Stericycle, Inc.(a)	12,900	1,150
Textron, Inc.	41,239	974
Thermo Fisher Scientific, Inc.(a)	63,024	4,058
Tyco International Ltd.	74,000	3,658
Union Pacific Corp.	77,668	8,109
United Parcel Service, Inc. Class B	154,646	11,278
United Technologies Corp.	144,278	12,770
W.W. Grainger, Inc.	8,769	1,347
Waste Management, Inc.	75,239	2,804

		218,758

Information Technology — 16.5%
Adobe Systems, Inc.(a)	80,457	2,530
Advanced Micro Devices, Inc.(a)	84,086	588
Agilent Technologies, Inc.(a)	54,568	2,789
Akamai Technologies, Inc.(a)	31,124	979
Altera Corp.	51,154	2,371
Analog Devices, Inc.	46,869	1,834
AOL, Inc.(a)(d)	1	—
Apple, Inc.(a)	145,284	48,767
Applied Materials, Inc.	211,707	2,754
Autodesk, Inc.(a)	34,976	1,350
Automatic Data Processing, Inc.	78,317	4,126
BMC Software, Inc.(a)	29,221	1,598
Broadcom Corp. Class A(a)	73,859	2,485
CA, Inc.	58,199	1,329
Cisco Systems, Inc.	871,519	13,604
Citrix Systems, Inc.(a)	29,467	2,357
Cognizant Technology Solutions Corp. Class A(a)	48,184	3,534
Computer Sciences Corp.	23,144	879
Compuware Corp.(a)	37,450	366
Corning, Inc.	248,876	4,517
Dell, Inc.(a)	266,550	4,443
Dun & Bradstreet Corp.	8,500	642
Electronic Arts, Inc.(a)	50,300	1,187
EMC Corp.(a)	327,884	9,033
F5 Networks, Inc.(a)	12,200	1,345
Fidelity National Information Services, Inc.	43,277	1,333
Fiserv, Inc.(a)	22,552	1,412
Google, Inc. Class A(a)	39,490	19,997
Harris Corp.	19,000	856
Hewlett-Packard Co.	327,616	11,925
Intel Corp.	837,356	18,556
International Business Machines Corp.	192,242	32,979
Intuit, Inc.(a)	43,963	2,280
Jabil Circuit, Inc.	31,651	639
Juniper Networks, Inc.(a)	85,493	2,693
KLA-Tencor Corp.	25,105	1,016
Lexmark International Group, Inc. Class A(a)	12,642	370
Linear Technology Corp.	36,963	1,221
LSI Corp.(a)	89,162	635
MEMC Electronic Materials, Inc.(a)	36,378	310
Microchip Technology, Inc.	28,189	1,069
Micron Technology, Inc.(a)	130,962	980
Microsoft Corp.(b)	1,165,735	30,309
Molex, Inc.	23,305	601
Motorola Mobility Holdings, Inc.(a)	44,183	974
Motorola Solutions, Inc.(a)	52,752	2,429
National Semiconductor Corp.	35,696	878
NetApp, Inc.(a)	57,257	3,022
Novellus Systems, Inc.(a)	15,230	550
NVIDIA Corp.(a)	91,556	1,459
Oracle Corp.	613,362	20,186
PerkinElmer, Inc.	15,618	420
QUALCOMM, Inc.	259,111	14,715
Red Hat, Inc.(a)	31,300	1,437
SAIC, Inc.(a)	42,900	722
Salesforce.com, Inc.(a)	18,600	2,771
SanDisk Corp.(a)	36,267	1,505
Symantec Corp.(a)	122,163	2,409
Tellabs, Inc.	63,030	291
Teradata Corp.(a)	25,620	1,542
Teradyne, Inc.(a)	28,149	417
Texas Instruments, Inc.	187,399	6,152
VeriSign, Inc.	25,721	861
Waters Corp.(a)	13,765	1,318
Western Digital Corp.(a)	35,200	1,281
Xerox Corp.	218,801	2,278
Xilinx, Inc.	42,402	1,546
Yahoo!, Inc.(a)	206,619	3,108

		316,859

Materials — 3.8%
Air Products & Chemicals, Inc.	33,909	3,241
Airgas, Inc.	11,300	791
AK Steel Holding Corp.	20,000	315
Alcoa, Inc.	165,449	2,624
Allegheny Technologies, Inc.	17,228	1,093
Ball Corp.	25,124	966
Bemis Co., Inc.	18,462	624
CF Industries Holdings, Inc.	10,950	1,551
Cliffs Natural Resources, Inc.	21,200	1,960
Dow Chemical Co.	185,228	6,668
E.I. Du Pont de Nemours & Co.	146,012	7,892
Eastman Chemical Co.	10,504	1,072
Ecolab, Inc.	36,366	2,050
FMC Corp.	10,600	912
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Materials — (continued)
Freeport-McMoRan Copper & Gold, Inc. Class B	150,504	$7,962
International Flavors & Fragrances, Inc.	13,031	837
International Paper Co.	68,711	2,049
MeadWestvaco Corp.	26,720	890
Monsanto Co.	85,555	6,206
Newmont Mining Corp.	78,406	4,232
Nucor Corp.	49,754	2,051
Owens-Illinois, Inc.(a)	24,000	619
Plum Creek Timber Co., Inc.	24,211	982
PPG Industries, Inc.	25,671	2,331
Praxair, Inc.	48,711	5,280
Sealed Air Corp.	22,792	542
Sherwin-Williams Co.	13,396	1,124
Sigma-Aldrich Corp.	18,334	1,345
Titanium Metals Corp.(a)	16,600	304
United States Steel Corp.	21,478	989
Vulcan Materials Co.	18,961	731
Weyerhaeuser Co.	84,074	1,838

		72,071

Telecommunication Services — 3.1%
American Tower Corp. Class A(a)	63,200	3,307
AT&T, Inc.	931,950	29,273
CenturyTel, Inc.	93,165	3,767
Frontier Communications Corp.	149,444	1,206
JDS Uniphase Corp.(a)	32,523	542
MetroPCS Communications, Inc.(a)	38,300	659
Sprint Nextel Corp.(a)	469,465	2,530
Verizon Communications, Inc.	449,166	16,722
Windstream Corp.	82,613	1,071

		59,077

Utilities — 3.3%
AES Corp.(a)	102,795	1,310
Ameren Corp.	36,060	1,040
American Electric Power Co., Inc.	75,952	2,862
CenterPoint Energy, Inc.	64,211	1,242
CMS Energy Corp.	37,956	747
Consolidated Edison, Inc.	45,752	2,436
Constellation Energy Group, Inc.	30,014	1,139
Dominion Resources, Inc.	92,262	4,453
DTE Energy Co.	27,684	1,385
Duke Energy Corp.	210,420	3,962
Edison International	51,119	1,981
Entergy Corp.	28,498	1,946
Exelon Corp.	105,221	4,508
FirstEnergy Corp.	66,722	2,946
Integrys Energy Group, Inc.	13,216	685
NextEra Energy, Inc.	66,021	3,794
Nicor, Inc.	7,800	427
NiSource, Inc.	41,182	834
Northeast Utilities	26,200	921
NRG Energy, Inc.(a)	36,700	902
Oneok, Inc.	16,100	1,192
Pepco Holdings, Inc.	32,500	638
PG&E Corp.	62,026	2,607
Pinnacle West Capital Corp.	15,860	707
PPL Corp.	90,175	2,510
Progress Energy, Inc.	46,081	2,212
Public Service Enterprise Group, Inc.	79,924	2,609
SCANA Corp.	19,300	760
Sempra Energy	37,686	1,993
Southern Co.	133,643	5,396
TECO Energy, Inc.	34,951	660
Wisconsin Energy Corp.	35,100	1,100
Xcel Energy, Inc.	77,151	1,875

		63,779

TOTAL COMMON STOCKS
(Cost $1,107,620)		1,895,991

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill(b)(e)(f)
0.05% due 07/07/2011	$3,765	3,765
United States Treasury Bill(b)(e)(f)
0.06% due 08/25/2011	350	350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,115)		4,115

	Shares
	(000)
MONEY MARKET FUNDS — 1.1%
AIM Short Term Investment Prime Portfolio	20,731	20,731
Federated Money Market Obligations Trust	577	577

TOTAL MONEY MARKET FUNDS (Cost $21,308)		21,308

TOTAL INVESTMENTS(g)† — 99.9%
(Identified cost $1,133,042)		1,921,414
Other Assets in Excess of Liabilities — 0.1%		1,396

NET ASSETS — 100.0%		$1,922,810

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

		Notional	Unrealized
	Number of	Value	Appreciation
	Contracts	(000)	(000)
Schedule of Futures
Contracts S&P 500
Financial Futures
Contracts (long)
Expiration Date
9/2011	444	$28,217	$987

Total unrealized
appreciation on
open futures
contracts purchased			$987

Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2011 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased				for the six
		for the six	Shares sold for		Value at	months ended	Realized loss
Security	Number of shares	months ended	the six months	Number of shares	6/30/2011	6/30/2011	on shares sold
Description	held at 12/31/2010	6/30/2011	ended 6/30/2011	held at 6/30/2011	(000)	(000)	(000)
State Street Corp.	85,825	—	6,100	79,725	$3,595	$15	$(3)
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Statement of Assets and Liabilities
June 30, 2011 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,130,328)	$1,917,819
Investments in non-controlled affiliates at market value (identified cost $2,714) (Note 4)	3,595

Total investments at market value (identified cost $1,133,042)	1,921,414
Receivable for investment securities sold	169
Daily variation margin on futures contracts	249
Dividends and interest	2,417

Total assets	1,924,249
Liabilities
Management fees (Note 4)	143
Accrued expenses and other liabilities	1,296

Total liabilities	1,439

Net Assets	$1,922,810

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)
(Amounts in thousands)

Investment Income
Interest	$16
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $2)	18,941
Dividend income — non-controlled affiliated issuer	29

Total investment income	18,986

Expenses
Management fees (Note 4)	438

Total expenses	438

Net Investment Income	$18,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	$29,251
Futures contracts	1,634

30,885

Net change in net unrealized appreciation (depreciation) on:
Investments	65,579
Futures contracts	445

66,024

Net realized and unrealized gain	96,909

Net Increase in Net Assets Resulting from Operations	$115,457

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Statements of Changes in Net Assets
(Amounts in thousands)

	For The Six Months Ended
	June 30, 2011	For The Year Ended
	(Unaudited)	December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$18,548	$37,668
Net realized gain on investments and futures contracts	30,885	26,111
Net change in net unrealized appreciation on investments and futures contracts	66,024	214,085

Net increase in net assets from operations	115,457	277,864

Capital Transactions
Contributions	42,648	241,838
Withdrawals	(333,432)	(314,951)

Net decrease in net assets from capital transactions	(290,784)	(73,113)

Net Increase (Decrease) in Net Assets	(175,327)	204,751
Net Assets
Beginning of period	2,098,137	1,893,386

End of period	$1,922,810	$2,098,137

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Financial Highlights
The following table includes selected supplemental data and ratios to average net assets:

	Six Months
	Ended
	6/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Supplemental Data and Ratios
Net assets, end of period (in thousands)	1,922,810		2,098,137	1,893,386	1,522,208	2,422,377	2,766,696
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.91	%*	1.99%	2.28%	2.30%	1.96%	1.94%
Portfolio turnover rate(a)	2	%**	12%	19%	14%	12%	10%
Total return(b)	5.97	%**	15.08%	26.50%	(37.02)%	5.49%	15.75%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

*	Annualized.

**	Not annualized.
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization
State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Exempt Bond Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to State Street Equity 500 Index Portfolio (the “Portfolio”).
At June 30, 2011, the following Portfolios were in operation: the Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Short-Term Tax Free Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.
The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Security valuation — The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)
upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,895,991	$—	$—	$1,895,991
U.S. Government Securities	—	4,115	—	4,115
Money Market Funds	21,308	—	—	21,308
OTHER ASSETS:
Futures contracts	987	—	—	987

TOTAL ASSETS	$1,918,286	$4,115	$—	$1,955,401

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Securities transactions, investment income and expenses — Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)
accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.
Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
At June 30, 2011, the book cost of investments was $1,133,042 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $845,030 and $56,658 respectively, resulting in net appreciation/depreciation of $788,372 for all securities as computed on a federal income tax basis.
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.
The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.
The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)
underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.
The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2011:
Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk*	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$987	$—	$—	$987

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Transactions in derivative instruments during the period ended June 30, 2011, were as follows:
Realized Gain (Loss)(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,634	$—	$—	$1,634
Change in Appreciation (Depreciation)(2) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$445	$—	$—	$445

(1)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts
The average notional of futures outstanding during the year ended June 30, 2011 was $35,204,583.
Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)
3. Securities Transactions
For the period ended June 30, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $29,678,296 and $179,945,736, respectively.
4. Related Party Fees and Transactions
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2011 is listed in the Portfolio of Investments.
5. Trustees’ Fees
Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.
6. Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.
7. Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

State Street Equity 500 Index Portfolio
General Information
June 30, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record
The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Schedule of Investments June 30, 2011 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.7%
Arbitron, Inc.	7,305	$301,916
Constant Contact, Inc. (a)	7,998	202,989
DG FastChannel, Inc. (a)	7,304	234,093
Harte-Hanks, Inc.	11,078	89,953
MDC Partners, Inc.	6,254	112,947
Marchex, Inc., Class B	5,899	52,383
National CineMedia, Inc.	14,923	252,348
QuinStreet, Inc. (a)	7,090	92,028
ReachLocal, Inc. (a)	2,490	51,867
Travelzoo, Inc. (a)	1,521	98,318
Valassis Communications, Inc. (a)	13,220	400,566
ValueClick, Inc. (a)	21,289	353,398
Viad Corp.	5,559	123,910

		2,366,716

Aerospace — 1.4%
AAR Corp.	10,684	289,430
AeroVironment, Inc. (a)	4,571	161,585
Astronics Corp. (a)	2,680	82,544
Ceradyne, Inc. (a)	6,715	261,818
Cubic Corp.	4,268	217,625
Curtiss-Wright Corp.	12,390	401,064
Ducommun, Inc.	2,899	59,632
Esterline Technologies Corp. (a)	8,177	624,723
GenCorp, Inc. (a)	16,471	105,744
Heico Corp. (b)	11,112	608,271
Kaman Corp., Class A	7,098	251,766
Kratos Defense & Security Solutions, Inc. (a)	6,564	79,818
LMI Aerospace, Inc. (a)	2,612	63,811
Moog, Inc., Class A (a)	12,195	530,726
Orbital Sciences Corp. (a)	15,755	265,472
Teledyne Technologies, Inc. (a)	9,856	496,348
Triumph Group, Inc.	5,006	498,498

		4,998,875

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	508	13,015
The Andersons, Inc.	4,993	210,954
Cadiz, Inc. (a)	3,961	43,016
Cal-Maine Foods, Inc. (b)	3,836	122,599
Calavo Growers, Inc.	3,140	66,128
Fresh Del Monte Produce, Inc.	9,835	262,299
Limoneira Co.	2,332	52,680
Pilgrims Pride Corp. (a)	13,360	72,278
Sanderson Farms, Inc.	5,943	283,957
Seaboard Corp.	85	205,530

		1,332,456

Air Transport — 0.9%
Air Transport Services Group, Inc. (a)	14,517	99,441
Alaska Air Group, Inc. (a)	9,626	658,996
Allegiant Travel Co. (a)	4,011	198,545
Atlas Air Worldwide Holdings, Inc. (a)	7,058	420,022
Bristow Group, Inc.	9,725	496,170
Hawaiian Holdings, Inc. (a)	13,687	78,016
JetBlue Airways Corp. (a)	66,282	404,320
PHI, Inc. (a)	3,621	78,684
Republic Airways Holdings, Inc. (a)	13,250	72,345
SkyWest, Inc.	14,186	213,641
Spirit Airlines, Inc. (a)	3,793	45,478
US Airways Group, Inc. (a)	43,606	388,529

		3,154,187

Alternative Energy — 0.2%
Ameresco, Inc. (a)	4,396	62,335
Amyris, Inc. (a)	4,670	131,180
EnerNOC, Inc. (a)	6,121	96,345
Gevo, Inc. (a)	1,277	20,087
Green Plains Renewable Energy (a)	5,223	56,356
Rex American Resources Corp. (a)	1,946	32,304
Solazyme, Inc. (a)	2,829	64,982
Syntroleum Corp. (a)(b)	20,906	30,732
USEC, Inc. (a)	31,404	104,889

		599,210

Aluminum — 0.2%
Century Aluminum Co. (a)	13,994	219,006
Kaiser Aluminum Corp.	4,236	231,370
Noranda Aluminum Holding Corp. (a)	5,704	86,359

		536,735

Asset Management & Custodian — 0.9%
Apollo Investment Corp.	53,195	543,121
Arlington Asset Investment Corp.	1,799	56,471
Artio Global Investors, Inc.	7,800	88,140
CIFC Deerfield Corp. (a)	1,963	13,447
Calamos Asset Management, Inc., Class A	5,240	76,085
Capital Southwest Corp.	782	72,155
Cohen & Steers, Inc.	4,790	158,788
Cowen Group, Inc., Class A (a)	18,989	71,399
Diamond Hill Investments Group	737	59,911
Epoch Holding Corp.	4,009	71,561
Fifth Street Finance Corp.	18,255	211,758
Financial Engines, Inc. (a)	10,130	262,570
GAMCO Investors, Inc., Class A	1,866	86,377
Golub Capital BDC, Inc.	2,800	41,804
Harris & Harris Group, Inc. (a)	8,908	45,698
JMP Group, Inc.	4,768	33,519
Kohlberg Capital Corp.	3,968	31,546
MCG Capital Corp.	21,234	129,103
MVC Capital, Inc.	6,793	89,871
Medley Capital Corp.	2,260	26,532
NGP Capital Resources Co.	6,302	51,676
National Financial Partners Corp. (a)	11,973	138,168
New Mountain Finance Corp. (a)	1,952	24,790
Oppenheimer Holdings, Inc.	2,732	77,070
Pzena Investment Management, Inc., Class A	1,140	6,475
Solar Capital Ltd.	8,859	218,729
Solar Senior Capital Ltd.	1,621	29,097
THL Credit, Inc.	2,919	37,947
TICC Capital Corp.	8,793	84,413
Virtus Investment Partners, Inc. (a)	1,473	89,411
Westwood Holdings Group, Inc.	1,773	67,551

		2,995,183

Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	17,840	203,019
Amerigon, Inc. (a)	6,235	108,364
Dana Holding Corp. (a)	39,232	717,946
Dorman Products, Inc. (a)	3,009	119,096
Exide Technologies (a)	20,968	160,196
Fuel Systems Solutions, Inc. (a)	4,525	112,899
Meritor, Inc. (a)	25,505	409,100
Motorcar Parts of America, Inc. (a)	2,726	40,917
Standard Motor Products, Inc.	5,461	83,171
Stoneridge, Inc. (a)	6,781	99,952
Superior Industries International, Inc.	6,329	139,934
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Parts (concluded)
Tenneco, Inc. (a)	16,276	$717,283
Tower International, Inc. (a)	1,424	25,191
U.S. Auto Parts Network, Inc. (a)	4,614	35,343

		2,972,411

Auto Services — 0.1%
Cooper Tire & Rubber Co.	16,732	331,126

Back Office Support, HR & Consulting — 1.7%
APAC Customer Services, Inc. (a)	9,398	50,091
The Advisory Board Co. (a)	4,347	251,604
Barrett Business Services, Inc.	2,404	34,425
CBIZ, Inc. (a)	10,171	74,859
CDI Corp.	3,664	48,695
CRA International, Inc. (a)	2,994	81,107
Compass Diversified Holdings	10,677	176,064
Convergys Corp. (a)	27,623	376,778
Corporate Executive Board Co.	9,296	405,770
CoStar Group, Inc. (a)	6,740	399,547
Dice Holdings, Inc. (a)	12,761	172,529
ExlService Holdings, Inc. (a)	4,375	101,062
FTI Consulting, Inc. (a)	11,134	422,424
Forrester Research, Inc.	4,035	132,994
GP Strategies Corp. (a)	4,345	59,353
The Hackett Group, Inc. (a)	6,650	33,848
Heidrick & Struggles International, Inc.	4,762	107,812
Hudson Highland Group, Inc. (a)	9,157	48,990
Huron Consulting Group, Inc. (a)	6,072	183,435
ICF International, Inc. (a)	5,134	130,301
Insperity, Inc.	6,051	179,170
Kelly Services, Inc., Class A (a)	7,238	119,427
Kforce, Inc. (a)	8,692	113,691
Korn/Ferry International (a)	12,736	280,065
Liquidity Services, Inc. (a)	4,900	115,689
LoopNet, Inc. (a)	4,640	85,283
MAXIMUS, Inc.	4,687	387,756
Navigant Consulting, Inc. (a)	13,979	146,640
On Assignment, Inc. (a)	10,354	101,780
PRGX Global, Inc. (a)	4,411	31,539
RPX Corp. (a)	2,414	67,664
Resources Connection, Inc.	12,664	152,475
SFN Group, Inc. (a)	13,862	126,006
SYKES Enterprises, Inc. (a)	11,327	243,870
ServiceSource International, Inc. (a)	2,544	56,528
Stream Global Services, Inc. (a)	1,055	3,481
TeleTech Holdings, Inc. (a)	6,939	146,274
TrueBlue, Inc. (a)	12,026	174,136

		5,823,162

Banks: Diversified — 5.6%
1st Source Corp.	4,428	91,837
1st United BanCorp., Inc. (a)	8,113	50,463
Alliance Financial Corp.	1,443	44,055
Ameris Bancorp (a)	6,844	60,706
Ames National Corp.	2,617	47,525
Arrow Financial Corp.	2,863	70,058
Bancfirst Corp.	1,920	74,112
Banco Latinoamericana De Comercio Exterior SA	7,904	136,897
The Bancorp, Inc. (a)	8,448	88,282
Bancorp Rhode Island, Inc.	1,078	48,855
BancorpSouth, Inc.	21,319	264,569
Bank of Kentucky Financial Corp.	933	20,778
Bank of Marin Bancorp	1,551	54,859
Bank of the Ozarks, Inc.	3,688	191,997
Banner Corp.	4,134	72,345
Boston Private Financial Holdings, Inc.	21,459	141,200
Bridge Bancorp, Inc.	1,910	40,645
Bridge Capital Holdings (a)	1,226	13,584
Bryn Mawr Bank Corp.	2,977	60,284
CNB Financial Corp.	3,897	54,129
CVB Financial Corp.	24,666	228,160
Camden National Corp.	2,247	73,724
Cape Bancorp, Inc. (a)	1,720	17,200
Capital Bank Corp. (a)	2,127	7,423
Capital City Bank Group, Inc.	3,749	38,465
Cardinal Financial Corp.	8,456	92,593
Cascade Bancorp (a)	1,008	10,181
Cathay General Bancorp	21,341	349,779
Center Bancorp, Inc.	1,527	15,942
Center Financial Corp. (a)	10,062	63,894
Centerstate Banks, Inc.	7,749	53,623
Central Pacific Financial Corp. (a)	3,557	49,798
Century Bancorp, Inc., Class A	260	6,880
Chemical Financial Corp.	6,857	128,637
Citizens & Northern Corp.	3,593	54,146
City Holding Co.	4,271	141,071
CoBiz Financial, Inc.	9,926	64,916
Columbia Banking System, Inc.	10,795	185,890
Community Bank System, Inc.	9,628	238,678
Community Trust Bancorp, Inc.	3,812	105,669
Danvers Bancorp, Inc. (b)	5,595	121,803
Eagle Bancorp, Inc. (a)	4,991	66,380
Encore Bancshares, Inc. (a)	1,383	16,624
Enterprise Bancorp, Inc.	765	11,529
Enterprise Financial Services Corp.	4,733	64,037
F.N.B. Corp.	33,626	348,029
Financial Institutions, Inc.	3,917	64,317
First Bancorp, Inc.	2,876	42,737
First Bancorp, North Carolina	4,541	46,500
First Busey Corp.	19,568	103,515
First Commonwealth Financial Corp.	28,697	164,721
First Community Bancshares, Inc.	4,629	64,806
First Financial Bancorp	16,032	267,574
First Financial Bankshares, Inc.	8,634	297,441
First Financial Corp.	3,154	103,262
First Interstate Bancsystem, Inc.	3,667	54,052
First Merchants Corp.	7,293	65,199
First Midwest Bancorp, Inc.	20,437	251,171
The First of Long Island Corp.	2,056	57,342
FirstMerit Corp.	29,543	487,755
German American Bancorp, Inc.	3,849	63,816
Glacier Bancorp, Inc.	19,581	263,952
Hampton Roads Bankshares, Inc. (a)	2,370	23,463
Hancock Holding Co.	13,890	430,312
Heartland Financial USA, Inc.	3,822	55,610
Heritage Commerce Corp. (a)	4,119	21,048
Home Bancshares, Inc.	6,200	146,568
Hudson Valley Holding Corp.	3,811	73,590
IBERIABANK Corp.	7,301	420,830
Independent Bank Corp.	5,961	156,476
International Bancshares Corp.	14,326	239,674
Investors Bancorp, Inc. (a)	12,864	182,669
Lakeland Bancorp, Inc.	6,471	64,581
Lakeland Financial Corp.	4,629	103,042
MB Financial, Inc.	14,727	283,347
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (continued)
MainSource Financial Group, Inc.	5,643	$46,837
Merchants Bancshares, Inc.	1,496	36,607
Meridian Interstate Bancorp, Inc. (a)	3,162	43,288
Metro Bancorp, Inc. (a)	4,106	46,891
Midsouth Bancorp, Inc.	2,518	34,320
NBT Bancorp, Inc.	9,604	212,537
Nara Bancorp, Inc. (a)	10,967	89,162
National Bankshares, Inc.	2,049	51,307
National Penn Bancshares, Inc.	33,767	267,772
Old National Bancorp	25,845	279,126
Oriental Financial Group	12,461	160,622
Orrstown Financial Service, Inc.	2,049	53,909
Pacific Capital Bancorp NA (a)	855	27,180
Pacific Continental Corp.	5,680	51,972
PacWest Bancorp	8,328	171,307
Park National Corp.	3,445	226,888
Park Sterling Corp. (a)	5,922	29,373
Penns Woods Bancorp, Inc.	1,246	42,813
Peoples Bancorp, Inc.	3,241	36,526
Pinnacle Financial Partners, Inc. (a)	9,462	147,229
PrivateBancorp, Inc.	15,878	219,116
Prosperity Bancshares, Inc.	12,634	553,622
Provident Financial Services, Inc.	16,516	236,509
Renasant Corp.	7,072	102,473
Republic Bancorp, Inc., Class A	2,764	55,004
Rockville Financial, Inc.	7,000	69,300
Roma Financial Corp.	2,724	28,602
S&T Bancorp, Inc.	7,103	132,045
SCBT Financial Corp.	3,923	112,512
SVB Financial Group (a)	11,515	687,561
SY Bancorp, Inc.	3,458	80,398
Sandy Spring Bancorp, Inc.	6,837	122,998
Seacoast Banking Corp. of Florida (a)	15,334	23,001
Sierra Bancorp	3,790	42,903
Signature Bank (a)	11,183	639,668
Simmons First National Corp., Class A	4,786	122,809
Southside Bancshares, Inc.	4,825	95,776
Southwest Bancorp, Inc. (a)	5,646	55,274
State Bancorp, Inc.	4,485	59,830
State Bank Financial Corp. (a)	7,713	126,262
StellarOne Corp.	6,719	81,367
Sterling Bancorp	8,837	83,863
Sterling Bancshares, Inc.	26,822	218,867
Sterling Financial Corp. (a)	6,627	106,496
Suffolk Bancorp	2,844	39,702
Sun Bancorp, Inc. (a)	8,103	29,576
Susquehanna Bancshares, Inc.	35,287	282,296
Taylor Capital Group, Inc. (a)	3,636	29,670
Texas Capital Bancshares, Inc. (a)	10,186	263,104
Tompkins Trustco, Inc.	2,287	89,742
Tower Bancorp, Inc.	2,849	78,063
Towne Bank (b)	6,843	91,559
Trico Bancshares	4,283	62,532
TrustCo Bank Corp. NY	22,101	108,295
Trustmark Corp.	17,294	404,853
UMB Financial Corp.	8,622	361,089
Umpqua Holdings Corp.	31,077	359,561
Union First Market Bankshares Corp.	5,200	63,336
United Bankshares, Inc. (b)	10,792	264,188
United Community Banks, Inc. (a)	5,281	55,767
Univest Corp. of Pennsylvania	4,951	77,384
Virginia Commerce Bancorp (a)	6,627	39,166
Washington Banking Co.	4,451	58,842
Washington Trust Bancorp, Inc.	4,107	94,338
Webster Financial Corp.	19,407	407,935
WesBanco, Inc.	6,486	127,515
West Bancorp., Inc.	4,940	43,521
West Coast Bancorp (a)	5,344	89,565
Westamerica Bancorp.	7,810	384,642
Western Alliance Bancorp (a)	18,707	132,820
Wilshire Bancorp, Inc. (a)	14,593	42,903
Wintrust Financial Corp.	9,492	305,453

		19,280,960

Banks: Savings, Thrift & Mortgage Lending — 0.9%
Abington Bancorp, Inc.	6,208	64,749
Astoria Financial Corp.	23,576	301,537
Bank Mutual Corp.	13,869	50,899
BankFinancial Corp.	6,267	53,081
Beneficial Mutual Bancorp, Inc. (a)	9,905	81,370
Berkshire Hills Bancorp, Inc.	4,767	106,733
BofI Holding, Inc. (a)	2,132	30,722
Brookline Bancorp, Inc.	9,760	90,475
Charter Financial Corp.	489	4,841
Clifton Savings Bancorp, Inc.	694	7,662
Dime Community Bancshares, Inc.	7,889	114,706
Doral Financial Corp. (a)	31,668	62,069
ESB Financial Corp.	3,459	44,690
ESSA Bancorp, Inc.	3,914	48,612
First Defiance Financial Corp. (a)	1,611	23,666
First Financial Holdings, Inc.	4,812	43,164
First Pactrust Bancorp, Inc.	1,584	23,538
Flagstar BanCorp., Inc. (a)	48,236	57,401
Flushing Financial Corp.	8,758	113,854
Fox Chase BanCorp., Inc.	3,035	41,124
Franklin Financial Corp. (a)	3,109	37,495
Great Southern Bancorp, Inc.	3,047	57,741
Heritage Financial Corp.	4,091	52,897
Home Federal Bancorp, Inc.	4,988	54,818
Kearny Financial Corp.	4,784	43,582
Northfield Bancorp, Inc.	5,193	73,014
Northwest Bancshares, Inc.	29,109	366,191
OceanFirst Financial Corp.	4,430	57,369
Ocwen Financial Corp. (a)	20,184	257,548
OmniAmerican Bancorp, Inc. (a)	3,649	54,626
Oritani Financial Corp.	15,699	200,790
Provident New York Bancorp	11,221	93,808
Territorial BanCorp., Inc.	3,645	75,524
United Financial Bancorp, Inc.	5,010	77,304
ViewPoint Financial Group	8,639	119,218
WSFS Financial Corp.	1,663	65,938
Westfield Financial, Inc.	8,729	70,879

		3,123,635

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,251	201,690
Central European Distribution Corp. (a)	19,131	214,267
Craft Brewers Alliance, Inc. (a)	1,996	17,185

		433,142

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	1,190	$80,515
Farmer Bros. Co.	2,067	20,959
Heckmann Corp. (a)	25,335	153,024
National Beverage Corp.	3,398	49,781
Peet’s Coffee & Tea, Inc. (a)	3,389	195,545
Primo Water Corp. (a)	2,961	42,609

		542,433

Biotechnology — 3.4%
AMAG Pharmaceuticals, Inc. (a)	5,803	109,096
AVEO Pharmaceuticals, Inc. (a)	7,022	144,723
AVI BioPharma, Inc. (a)	39,313	56,218
Accelrys, Inc. (a)	15,273	108,591
Acorda Therapeutics, Inc. (a)	10,628	343,391
Aegerion Pharmaceuticals, Inc. (a)	1,849	29,122
Affymax, Inc. (a)	9,002	61,844
Albany Molecular Research, Inc. (a)	6,376	30,669
Alimera Sciences, Inc. (a)	2,430	19,804
Allos Therapeutics, Inc. (a)	21,828	46,712
Alnylam Pharmaceuticals, Inc. (a)	10,131	94,927
Amicus Therapeutics, Inc. (a)	3,373	20,036
Anthera Pharmaceuticals, Inc. (a)	4,257	34,780
Arena Pharmaceuticals, Inc. (a)	37,319	50,754
Ariad Pharmaceuticals, Inc. (a)	35,351	400,527
Arqule, Inc. (a)	14,622	91,387
Array Biopharma, Inc. (a)	16,290	36,490
BG Medicine, Inc. (a)	1,060	8,438
BioMimetic Therapeutics, Inc. (a)	5,718	29,276
Biosante Pharmaceuticals, Inc. (a)(b)	25,625	70,469
Biotime, Inc. (a)	6,846	35,120
Cell Therapeutics, Inc. (a)	43,752	68,909
Celldex Therapeutics, Inc. (a)	12,912	45,838
Cepheid, Inc. (a)	16,573	574,089
Chelsea Therapeutics International, Inc. (a)	13,894	70,859
Codexis, Inc. (a)	6,010	57,876
Complete Genomics, Inc. (a)	2,521	38,521
Cornerstone Therapeutics, Inc. (a)	1,104	9,892
Cubist Pharmaceuticals, Inc. (a)	16,090	579,079
Curis, Inc. (a)(b)	21,225	75,985
Cytori Therapeutics, Inc. (a)(b)	13,213	63,290
Dyax Corp. (a)	28,498	56,426
Dynavax Technologies Corp. (a)	31,052	85,393
Emergent Biosolutions, Inc. (a)	6,359	143,395
Enzo Biochem, Inc. (a)	10,078	42,831
Enzon Pharmaceuticals, Inc. (a)	11,465	115,223
Exact Sciences Corp. (a)	13,882	119,385
Exelixis, Inc. (a)	34,569	309,738
Furiex Pharmaceuticals, Inc. (a)	2,802	49,848
GTx, Inc. (a)	4,103	19,653
Genomic Health, Inc. (a)	4,445	124,060
Geron Corp. (a)	35,103	140,763
Halozyme Therapeutics, Inc. (a)	22,365	154,542
Harvard Bioscience, Inc. (a)	4,524	24,113
Idenix Pharmaceuticals, Inc. (a)	14,338	71,690
ImmunoGen, Inc. (a)	20,376	248,383
Immunomedics, Inc. (a)(b)	18,824	76,614
Incyte Corp. (a)	23,861	451,927
Inhibitex, Inc. (a)	17,195	67,404
Insmed, Inc. (a)	6,241	74,830
InterMune, Inc. (a)	13,182	472,575
Kensey Nash Corp. (a)	2,151	54,270
Keryx Biopharmaceuticals, Inc. (a)	18,216	86,162
Lexicon Genetics, Inc. (a)	48,686	85,687
Ligand Pharmaceuticals, Inc. (a)	5,493	65,641
MannKind Corp. (a)(b)	20,738	78,804
Maxygen, Inc.	8,508	46,539
Medivation, Inc. (a)	8,557	183,377
Metabolix, Inc. (a)	9,515	67,937
Micromet, Inc. (a)	25,063	143,862
Momenta Pharmaceuticals, Inc. (a)	12,361	240,545
NPS Pharmaceuticals, Inc. (a)	23,393	221,064
Nabi Biopharmaceuticals (a)	12,076	64,969
Nektar Therapeutics (a)	31,085	225,988
Neurocrine Biosciences, Inc. (a)	13,520	108,836
Novavax, Inc. (a)(b)	27,072	54,685
Nymox Pharmaceutical Corp. (a)	4,339	36,231
OncoGenex Pharmaceutical, Inc. (a)	2,335	39,765
Oncothyreon, Inc. (a)	10,931	100,456
Onyx Pharmaceuticals, Inc. (a)	17,059	602,183
Opko Health, Inc. (a)	28,642	105,689
Orexigen Therapeutics, Inc. (a)	9,144	14,539
Osiris Therapeutics, Inc. (a)	4,831	37,392
PDL BioPharma, Inc.	37,771	221,716
Pacific Biosciences of California, Inc. (a)	8,652	101,228
Peregrine Pharmaceuticals, Inc. (a)(b)	18,905	35,163
PharmAthene, Inc. (a)	8,935	26,269
Progenics Pharmaceuticals, Inc. (a)(b)	8,143	58,467
RTI Biologics, Inc. (a)	15,457	41,888
Raptor Pharmaceutical Corp. (a)	8,247	51,049
Rigel Pharmaceuticals, Inc. (a)	18,171	166,628
Sangamo Biosciences, Inc. (a)(b)	14,117	83,149
Savient Pharmaceuticals, Inc. (a)(b)	19,297	144,535
Seattle Genetics, Inc. (a)	25,937	532,227
Sequenom, Inc. (a)	26,914	203,201
Sucampo Pharmaceuticals, Inc., Class A (a)	1,820	7,462
Sunesis Pharmaceuticals, Inc. (a)	6,815	14,243
Synta Pharmaceuticals Corp. (a)	5,270	26,508
Targacept, Inc. (a)	7,465	157,288
Theravance, Inc. (a)	18,474	410,308
Transcept Pharmaceuticals, Inc. (a)	1,061	11,618
Trius Therapeutics, Inc. (a)	1,279	10,130
Vanda Pharmaceuticals, Inc. (a)	7,715	55,085
ViroPharma, Inc. (a)	20,464	378,584
ZIOPHARM Oncology, Inc. (a)(b)	16,244	99,413
Zalicus, Inc. (a)(b)	20,887	49,711

		11,805,996

Building Materials — 0.8%
Acuity Brands, Inc.	11,641	649,335
Ameron International Corp.	2,472	162,361
Builders FirstSource, Inc. (a)	13,105	28,176
Gibraltar Industries, Inc. (a)	8,426	95,382
Griffon Corp. (a)	12,864	129,669
Headwaters, Inc. (a)	16,571	51,867
LSI Industries, Inc.	5,576	44,274
Louisiana-Pacific Corp. (a)	35,138	286,023
NCI Building Systems, Inc. (a)	5,541	63,112
Quanex Building Products Corp.	10,306	168,915
Simpson Manufacturing Co., Inc.	10,964	327,495
Texas Industries, Inc.	6,040	251,445
Trex Co., Inc. (a)	4,266	104,432
Watsco, Inc.	7,550	513,325

		2,875,811

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building: Climate Control — 0.1%
Aaon, Inc.	5,236	$114,343
Comfort Systems USA, Inc.	10,442	110,790
Interline Brands, Inc. (a)	9,043	166,120

		391,253

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	12,373	282,352
USG Corp. (a)	18,904	271,083

		553,435

Cable Television Services — 0.0%
Knology, Inc. (a)	8,422	125,067

Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	8,401	199,188
Boyd Gaming Corp. (a)	14,686	127,768
Isle of Capri Casinos, Inc. (a)	5,689	50,348
Monarch Casino & Resort, Inc. (a)	2,544	26,559
Multimedia Games Holdings Co., Inc. (a)	8,136	37,019
Pinnacle Entertainment, Inc. (a)	16,709	248,964
Scientific Games Corp., Class A (a)	16,014	165,585
Shuffle Master, Inc. (a)	14,795	138,407

		993,838

Cement — 0.1%
Eagle Materials, Inc.	11,524	321,174

Chemicals: Diversified — 1.0%
Aceto Corp.	7,511	50,399
American Vanguard Corp.	5,721	74,201
Arch Chemicals, Inc.	6,107	210,325
Chemtura Corp. (a)	25,516	464,391
Georgia Gulf Corp. (a)	9,146	220,784
Hawkins, Inc.	2,391	86,602
Innophos Holdings, Inc.	5,852	285,578
KMG Chemicals, Inc.	1,885	31,743
LSB Industries, Inc. (a)	4,917	211,038
Landec Corp. (a)	7,596	50,134
OM Group, Inc. (a)	8,321	338,166
Olin Corp.	21,400	484,924
Omnova Solutions, Inc. (a)	12,243	85,211
PolyOne Corp.	25,165	389,303
Sensient Technologies Corp.	13,444	498,369
TPC Group, Inc. (a)	3,441	134,956

		3,616,124

Chemicals: Specialty — 0.6%
Balchem Corp.	7,783	340,740
Calgon Carbon Corp. (a)	15,316	260,372
FutureFuel Corp.	5,010	60,671
Innospec, Inc. (a)	6,226	209,256
Kraton Performance Polymers, Inc. (a)	8,482	332,240
NewMarket Corp.	2,430	414,825
Quaker Chemical Corp.	3,457	148,685
Senomyx, Inc. (a)	11,358	58,380
Stepan Co.	2,149	152,364
Zep, Inc.	6,104	115,366

		2,092,899

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	16,146	343,910
Hallador Energy Co.	372	3,567
James River Coal Co. (a)	9,624	200,372
L&L Energy, Inc. (a)(b)	5,371	27,553
Patriot Coal Corp. (a)	24,478	544,880
Westmoreland Coal Co. (a)	2,280	40,470

		1,160,752

Commercial Finance & Mortgage Companies — 0.1%
Federal Agricultural Mortgage Corp., Class B	2,693	59,569
Medallion Financial Corp.	4,808	46,878
NewStar Financial, Inc. (a)	7,694	82,172
Walker & Dunlop, Inc. (a)	2,399	31,907

		220,526

Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	15,095	192,008
CAI International, Inc. (a)	3,241	66,959
Electro Rent Corp.	4,726	80,909
Essex Rental Corp. (a)	3,056	20,139
H&E Equipment Services, Inc. (a)	7,856	109,905
Marlin Business Services, Inc. (a)	2,680	33,902
McGrath RentCorp	6,545	183,784
Mobile Mini, Inc. (a)	10,105	214,125
PHH Corp. (a)	15,098	309,811
RSC Holdings, Inc. (a)	17,954	214,730
SeaCube Container Leasing Ltd.	3,035	52,141
TAL International Group, Inc.	5,284	182,457
United Rentals, Inc. (a)	16,720	424,688

		2,085,558

Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	10,453	132,021
Commercial Vehicle Group, Inc. (a)	7,593	107,745
Force Protection, Inc. (a)	19,298	95,815
Miller Industries, Inc.	2,893	54,070
Modine Manufacturing Co. (a)	12,653	194,477
Rush Enterprises, Inc., Class A (a)	8,812	167,692
Spartan Motors, Inc.	9,496	51,278
Wabash National Corp. (a)	18,606	174,338

		977,436

Communications Technology — 2.5%
AboveNet, Inc.	6,259	441,009
Adtran, Inc.	17,288	669,218
Anaren, Inc. (a)	4,253	90,376
Anixter International, Inc.	7,726	504,817
Aruba Networks, Inc. (a)	22,962	678,527
Aviat Networks, Inc. (a)	16,926	66,688
Bel Fuse, Inc.	2,946	63,899
BigBand Networks, Inc. (a)	13,823	29,996
Black Box Corp.	4,780	149,471
Calix, Inc. (a)	9,908	206,285
Comtech Telecommunications Corp.	7,218	202,393
Dialogic, Inc. (a)	3,009	13,540
Digi International, Inc. (a)	7,032	91,416
DigitalGlobe, Inc. (a)	9,285	235,932
EMS Technologies, Inc. (a)	4,182	137,881
Echelon Corp. (a)	9,348	84,973
Emulex Corp. (a)	23,752	204,267
Extreme Networks, Inc. (a)	25,983	84,185
Finisar Corp. (a)	24,130	435,064
GSI Technology, Inc. (a)	5,695	41,004
GeoEye, Inc. (a)	6,048	226,195
Globecomm Systems, Inc. (a)	6,049	94,122
Harmonic, Inc. (a)	31,341	226,595
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Technology (concluded)
Infinera Corp. (a)	27,610	$190,785
InterDigital, Inc.	12,156	496,573
Ixia (a)	10,177	130,266
KVH Industries, Inc. (a)	4,202	44,667
Loral Space & Communications Ltd. (a)	2,966	206,048
Meru Networks, Inc. (a)	2,602	31,250
NETGEAR, Inc. (a)	9,771	427,188
NeoPhotonics Corp. (a)	1,882	13,023
Novatel Wireless, Inc. (a)	9,082	49,769
Numerex Corp. (a)	1,631	15,870
Oclaro, Inc. (a)	13,558	91,110
Oplink Communications, Inc. (a)	5,598	104,291
Plantronics, Inc.	12,934	472,479
Procera Networks, Inc. (a)	2,900	31,117
SeaChange International, Inc. (a)	7,519	81,055
Shoretel, Inc. (a)	12,552	128,030
Sonus Networks, Inc. (a)	57,223	185,403
Sycamore Networks, Inc.	5,416	120,452
Tekelec (a)	16,747	152,900
TeleNav, Inc. (a)	4,219	74,803
Viasat, Inc. (a)(b)	9,674	418,594
Westell Technologies, Inc., Class A (a)	12,712	45,382

		8,488,908

Computer Services Software & Systems — 6.5%
ACI Worldwide, Inc. (a)(c)	9,084	306,767
The Active Network, Inc. (a)	3,078	54,173
Actuate Corp. (a)	10,545	61,688
Acxiom Corp. (a)	21,406	280,633
American Reprographics Co. (a)	10,530	74,447
American Software, Class A	6,755	56,134
Aspen Technology, Inc. (a)	22,582	387,959
Avid Technology, Inc. (a)	8,040	151,474
Blackbaud, Inc.	12,068	334,525
Blackboard, Inc. (a)	9,444	409,775
Blue Coat Systems, Inc. (a)	11,599	253,554
Bottomline Technologies, Inc. (a)	9,188	227,035
BroadSoft, Inc. (a)	6,042	230,381
CACI International, Inc., Class A (a)	8,102	511,074
CSG Systems International, Inc. (a)	9,366	173,084
Callidus Software, Inc. (a)	7,445	43,553
Ciber, Inc. (a)	17,831	98,962
CommVault Systems, Inc. (a)	11,879	528,022
Computer Task Group, Inc. (a)	4,331	57,039
ComScore, Inc. (a)	8,451	218,881
Concur Technologies, Inc. (a)	11,967	599,188
Convio, Inc. (a)	2,759	29,825
Cornerstone OnDemand, Inc. (a)	2,798	49,385
DealerTrack Holdings, Inc. (a)	11,127	255,365
Deltek, Inc. (a)	6,038	45,225
Demand Media, Inc. (a)	1,921	26,030
DemandTec, Inc. (a)	8,347	75,958
Digimarc Corp. (a)	1,858	65,086
Digital River, Inc. (a)	10,708	344,369
DynaVox, Inc., Class A (a)	2,910	22,116
EPIQ Systems, Inc.	8,801	125,150
EarthLink, Inc.	30,033	231,104
Ebix, Inc. (a)	8,266	157,467
Envestnet, Inc. (a)	4,672	69,379
ePlus, Inc. (a)	660	17,450
FalconStor Software, Inc. (a)	6,684	29,944
FriendFinder Networks, Inc. (a)	1,161	4,714
Guidance Software, Inc. (a)	2,655	21,638
Hypercom Corp. (a)	14,639	143,901
ICG Group, Inc. (a)	10,220	124,991
iGate Corp.	8,116	132,453
Infospace, Inc. (a)	10,197	92,997
Integral Systems, Inc. (a)	4,592	55,885
Interactive Intelligence, Inc. (a)	3,939	138,062
interCLICK, Inc. (a)	5,007	39,856
Internap Network Services Corp. (a)	14,587	107,214
IntraLinks Holdings, Inc. (a)	8,519	147,208
JDA Software Group, Inc. (a)	11,466	354,185
KIT Digital, Inc. (a)	9,417	112,439
Kenexa Corp. (a)	7,213	172,968
Keynote Systems, Inc.	3,996	86,433
The Keyw Holding Corp. (a)	4,269	52,893
Lawson Software, Inc. (a)	43,875	492,277
Limelight Networks, Inc. (a)	17,863	81,455
Lionbridge Technologies, Inc. (a)	17,116	54,429
LivePerson, Inc. (a)	14,035	198,455
LogMeIn, Inc. (a)	5,461	210,631
Magma Design Automation, Inc. (a)	18,292	146,153
Manhattan Associates, Inc. (a)	5,958	205,194
Mantech International Corp., Class A	6,157	273,494
Mediamind Technologies, Inc. (a)	1,984	43,529
Mentor Graphics Corp. (a)	26,093	334,251
Mercury Computer Systems, Inc. (a)	8,174	152,690
MicroStrategy, Inc., Class A (a)	2,163	351,877
Moduslink Global Solutions, Inc.	12,361	55,377
Monotype Imaging Holdings, Inc. (a)	9,334	131,889
Motricity, Inc. (a)	9,654	74,625
NCI, Inc., Class A (a)	1,954	44,395
NIC, Inc.	16,893	227,380
Ness Technologies, Inc. (a)	8,137	61,597
NetScout Systems, Inc. (a)	9,921	207,250
NetSuite, Inc. (a)	7,286	285,611
OpenTable, Inc. (a)	6,329	526,066
Openwave Systems, Inc. (a)	23,444	53,687
Opnet Technologies, Inc.	3,845	157,414
PDF Solutions, Inc. (a)	6,633	39,533
PROS Holdings, Inc. (a)	5,716	99,973
Parametric Technology Corp. (a)	32,068	735,319
Pegasystems, Inc.	4,542	211,430
Perficient, Inc. (a)	6,418	65,849
Progress Software Corp. (a)	18,081	436,295
QAD, Inc. (a)	1,104	11,283
QLIK Technologies, Inc. (a)	18,810	640,669
Quepasa Corp. (a)	1,781	12,912
Quest Software, Inc. (a)	16,381	372,340
Radiant Systems, Inc. (a)	10,668	222,961
RealNetworks, Inc. (a)	23,280	79,152
RealPage, Inc. (a)	8,033	212,633
Responsys, Inc. (a)	2,322	41,169
RightNow Technologies, Inc. (a)	6,619	214,456
SAVVIS, Inc. (a)	12,106	478,550
SPS Commerce, Inc. (a)	1,878	33,410
SRA International, Inc., Class A (a)	12,156	375,863
SS&C Technologies Holdings, Inc. (a)	6,404	127,247
SYNNEX Corp. (a)	6,560	207,952
Saba Software, Inc. (a)	8,157	73,658
Sapient Corp. (a)	29,182	438,605
SciQuest, Inc. (a)	3,002	51,304
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Services Software & Systems (concluded)
Smith Micro Software, Inc. (a)	9,525	$40,100
SolarWinds, Inc. (a)	15,214	397,694
Sourcefire, Inc. (a)	7,715	229,290
SuccessFactors, Inc. (a)	21,210	623,574
Support.com, Inc. (a)	13,789	66,187
Synchronoss Technologies, Inc. (a)	7,087	224,870
Syntel, Inc.	4,083	241,387
TNS, Inc. (a)	7,016	116,466
Taleo Corp., Class A (a)	11,049	409,144
TechTarget, Inc. (a)	2,835	21,461
TeleCommunication Systems, Inc., Class A (a)	12,857	62,099
Tyler Technologies, Inc. (a)	8,516	228,058
Ultimate Software Group, Inc. (a)	7,018	381,990
Unisys Corp. (a)	11,600	298,120
United Online, Inc.	24,122	145,456
VASCO Data Security International, Inc. (a)	7,459	92,865
Verint Systems, Inc. (a)	5,569	206,276
VirnetX Holding Corp. (a)(b)	10,953	316,980
Virtusa Corp. (a)	4,009	75,971
Wave Systems Corp., Class A (b)	23,163	65,320
Web.Com Group, Inc. (a)	7,543	92,930
Websense, Inc. (a)	10,820	280,995
Zix Corp. (a)	17,863	68,594

		22,628,154

Computer Technology — 0.6%
Cray, Inc. (a)	10,372	66,381
Dot Hill Systems Corp. (a)	12,720	36,125
Dynamics Research Corp. (a)	1,735	23,665
Identive Group, Inc. (a)	9,543	22,140
Imation Corp. (a)	8,404	79,334
Immersion Corp. (a)	8,029	68,487
Insight Enterprises, Inc. (a)	12,616	223,429
Intermec, Inc. (a)	15,344	169,398
OCZ Technology Group, Inc. (a)	13,659	109,272
PC Connection, Inc. (a)	1,482	12,271
Quantum Corp. (a)	61,073	201,541
Radisys Corp. (a)	5,982	43,609
Rimage Corp.	2,682	36,019
STEC, Inc. (a)	11,125	189,236
Safeguard Scientifics, Inc. (a)	5,697	107,559
Silicon Graphics International Corp. (a)	8,429	144,979
Stratasys, Inc. (a)	5,682	191,484
Super Micro Computer, Inc. (a)	7,325	117,859
Synaptics, Inc. (a)	9,253	238,172
Xyratex Ltd. (a)	8,270	84,850

		2,165,810

Construction — 0.4%
EMCOR Group, Inc. (a)	17,967	526,613
Granite Construction, Inc.	10,133	248,563
Great Lakes Dredge & Dock Corp.	16,029	89,442
Insituform Technologies, Inc., Class A (a)	10,662	223,582
Orion Marine Group, Inc. (a)	7,403	69,662
Primoris Services Corp.	6,851	88,378
Sterling Construction Co., Inc. (a)	4,620	63,617
Tutor Perini Corp.	8,123	155,799

		1,465,656

Consumer Electronics — 0.3%
Audiovox Corp., Class A (a)	5,250	39,690
RealD, Inc. (a)	10,391	243,045
TiVo, Inc. (a)	32,258	331,935
Universal Electronics, Inc. (a)	3,832	96,796
XO Group, Inc. (a)	8,405	83,630
Zagg, Inc. (a)	5,330	71,422

		866,518

Consumer Lending — 1.0%
Advance America, Cash Advance Centers, Inc.	15,111	104,115
Cash America International, Inc.	7,922	458,446
Credit Acceptance Corp. (a)	1,757	148,414
Dollar Financial Corp. (a)	11,847	256,488
Encore Capital Group, Inc. (a)	4,273	131,267
Ezcorp, Inc. (a)	12,695	451,625
First Cash Financial Services, Inc. (a)	8,457	355,109
The First Marblehead Corp. (a)	16,614	29,407
Imperial Holdings, Inc. (a)	4,178	42,448
MGIC Investment Corp. (a)	50,699	301,659
MoneyGram International, Inc. (a)	23,057	76,549
Nelnet, Inc., Class A	6,998	154,376
Netspend Holdings, Inc. (a)	8,273	82,730
Nicholas Financial, Inc. (a)	1,952	23,190
Portfolio Recovery Associates, Inc. (a)	4,617	391,475
World Acceptance Corp. (a)	4,292	281,426

		3,288,724

Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	8,480	350,987
Coinstar, Inc. (a)(b)	8,430	459,772
Core-Mark Holdings Co., Inc. (a)	3,079	109,921
Move, Inc. (a)	43,920	96,185
NutriSystem, Inc.	7,334	103,116
Pre-Paid Legal Services, Inc. (a)	2,021	134,376
Sotheby’s Holdings, Inc., Class A	18,157	789,830
Steiner Leisure Ltd. (a)	4,090	186,831

		2,231,018

Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	1,326	38,706
Graham Packaging Co., Inc. (a)	6,456	162,820
Graphic Packaging Holding Co. (a)	41,985	228,399
Myers Industries, Inc.	8,907	91,564

		521,489

Copper — 0.0%
Revett Minerals, Inc. (a)	5,138	23,172

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	6,658	193,282
Inter Parfums, Inc.	4,083	94,031
Revlon, Inc., Class A (a)	3,144	52,819

		340,132

Diversified Financial Services — 0.4%
Duff & Phelps Corp.	7,861	100,857
Edelman Financial Group, Inc.	5,939	46,859
Evercore Partners, Inc., Class A	5,164	172,065
FBR Capital Markets Corp. (a)	14,783	50,262
Gleacher & Co, Inc. (a)	22,034	44,949
Intersections, Inc.	2,185	39,767
Main Street Capital Corp.	5,360	101,572
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Piper Jaffray Cos. (a)	4,267	$122,932
Stifel Financial Corp. (a)	14,369	515,272
Triangle Capital Corp.	5,331	98,410

		1,292,945

Diversified Manufacturing Operations — 0.4%
A.M. Castle & Co. (a)	4,604	76,473
Barnes Group, Inc.	14,377	356,693
Federal Signal Corp.	17,281	113,363
Lydall, Inc. (a)	4,920	58,843
OSI Systems, Inc. (a)	4,992	214,656
Raven Industries, Inc.	4,777	266,127
Standex International Corp.	3,346	102,622
Trimas Corp. (a)	6,699	165,800

		1,354,577

Diversified Materials & Processing — 0.7%
Belden, Inc.	12,742	444,186
Cabot Microelectronics Corp. (a)	6,325	293,923
Clarcor, Inc.	13,522	639,320
Encore Wire Corp.	5,028	121,778
Harbinger Group, Inc. (a)	1,447	8,841
Hexcel Corp. (a)	26,342	576,626
Insteel Industries, Inc.	4,829	60,556
Koppers Holdings, Inc.	5,586	211,877
NL Industries, Inc.	1,320	24,235
Tredegar Corp.	6,573	120,615
Uranium Energy Corp. (a)(b)	18,856	57,699

		2,559,656

Diversified Media — 0.1%
Belo Corp., Class A (a)	25,223	189,929
EW Scripps Co. (a)	9,334	90,260

		280,189

Diversified Retail — 0.5%
99 Cents Only Stores (a)	12,579	254,599
The Bon-Ton Stores, Inc.	3,419	33,233
Fred’s, Inc.	10,687	154,213
Geeknet, Inc. (a)	1,036	27,682
Gordmans Stores, Inc. (a)	1,272	22,120
HSN, Inc. (a)	10,728	353,166
Overstock.com, Inc. (a)	3,371	51,306
PriceSmart, Inc.	4,779	244,828
Saks, Inc. (a)	31,228	348,817
Tuesday Morning Corp. (a)	10,449	48,588
ValueVision Media, Inc., Class A (a)	10,652	81,488
Winmark Corp.	428	18,545

		1,638,585

Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	378	34,783
Casey’s General Stores, Inc.	10,199	448,756
The Fresh Market, Inc. (a)	7,461	288,591
GNC Holdings, Inc. (a)	5,837	127,305
Ingles Markets, Inc., Class A	3,600	59,580
Nash Finch Co.	3,265	116,920
The Pantry, Inc. (a)	6,300	118,377
PetMed Express, Inc.	5,995	71,041
Rite Aid Corp. (a)	159,370	211,962
Ruddick Corp.	13,003	566,151
Spartan Stores, Inc.	6,113	119,387
Susser Holdings Corp. (a)	1,549	24,350
Village Super Market, Inc., Class A	1,694	46,941
Weis Markets, Inc.	2,982	121,457
Winn-Dixie Stores, Inc. (a)	15,267	129,006

		2,484,607

Education Services — 0.6%
Ambassadors Group, Inc.	5,130	45,298
American Public Education, Inc. (a)	4,880	217,209
Archipelago Learning, Inc. (a)(b)	3,904	38,493
Bridgepoint Education, Inc. (a)(b)	4,854	121,350
Cambium Learning Group, Inc. (a)	1,353	4,560
Capella Education Co. (a)	4,246	177,695
Corinthian Colleges, Inc. (a)	21,058	89,707
Franklin Covey Co. (a)	4,231	40,956
Grand Canyon Education, Inc. (a)	7,828	111,001
HealthStream, Inc. (a)	3,767	49,988
K12, Inc. (a)	7,016	232,510
Lincoln Educational Services Corp.	5,608	96,177
National American University Holdings, Inc.	1,167	10,982
Renaissance Learning, Inc.	3,699	46,386
Rosetta Stone, Inc. (a)(b)	3,028	48,872
School Specialty, Inc. (a)	4,606	66,280
Strayer Education, Inc.	3,217	406,597
Universal Technical Institute, Inc.	5,742	113,519

		1,917,580

Electronic Components — 0.8%
3D Systems Corp. (a)	11,243	221,599
Acacia Research — Acacia Technologies (a)	11,503	422,045
Checkpoint Systems, Inc. (a)	10,834	193,712
DDi Corp.	4,159	39,677
Kemet Corp. (a)	11,618	166,021
LeCroy Corp. (a)	4,015	48,341
Methode Electronics, Inc.	10,321	119,827
Microvision, Inc. (a)(b)	30,963	37,775
Multi-Fineline Electronix, Inc. (a)	2,482	53,636
NVE Corp. (a)	1,333	77,914
Park Electrochemical Corp.	5,635	157,498
Pulse Electronics Corp.	11,386	50,326
Rogers Corp. (a)	4,316	199,399
ScanSource, Inc. (a)	7,288	273,154
Smart Modular Technologies WWH, Inc. (a)	17,163	157,213
TTM Technologies, Inc. (a)	14,204	227,548
Universal Display Corp. (a)	10,331	362,515
Viasystems Group, Inc. (a)	557	12,527

		2,820,727

Electronic Entertainment — 0.2%
DTS, Inc. (a)	4,748	192,531
Glu Mobile, Inc. (a)	11,158	58,803
THQ, Inc. (a)	18,907	68,443
Take-Two Interactive Software, Inc. (a)	19,523	298,312

		618,089

Electronics — 0.5%
Agilysys, Inc. (a)	4,991	41,625
American Science & Engineering, Inc.	2,453	196,240
Coherent, Inc. (a)	6,760	373,625
Daktronics, Inc.	9,526	102,786
II-VI, Inc. (a)	13,906	355,994
iRobot Corp. (a)	6,314	222,821
Newport Corp. (a)	10,151	184,444
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronics (concluded)
Richardson Electronics Ltd.	4,307	$58,532
Rofin-Sinar Technologies, Inc. (a)	7,675	262,101
SRS Labs, Inc. (a)	3,533	33,881

		1,832,049

Energy Equipment — 0.2%
Capstone Turbine Corp. (a)(b)	68,229	104,390
FuelCell Energy, Inc. (a)(b)	32,271	42,275
GT Solar International, Inc. (a)	33,592	544,190
PowerSecure International, Inc. (a)	5,195	37,508
STR Holdings, Inc. (a)(b)	7,841	116,988

		845,351

Engineering & Contracting Services — 0.5%
Argan, Inc. (a)	1,168	11,843
Dycom Industries, Inc. (a)	9,596	156,799
Exponent, Inc. (a)	3,860	167,949
Furmamite Corp. (a)	10,313	81,885
Hill International, Inc. (a)	7,132	41,080
Layne Christensen Co. (a)	5,323	161,500
MYR Group, Inc. (a)	5,445	127,413
Mastec, Inc. (a)(b)	15,108	297,930
Michael Baker Corp. (a)	2,263	47,794
Mistras Group, Inc. (a)	4,044	65,513
Tetra Tech, Inc. (a)	16,828	378,630
UniTek Global Services, Inc. (a)	2,078	16,437
VSE Corp.	1,088	27,091

		1,581,864

Entertainment — 0.4%
Ascent Media Corp., Class A (a)	4,024	213,151
Cinemark Holdings, Inc.	24,758	512,738
Lions Gate Entertainment Corp. (a)	13,354	88,404
Live Nation Entertainment, Inc. (a)	38,198	438,131
Rentrak Corp. (a)	2,896	51,375
Warner Music Group Corp. (a)	15,437	126,892
World Wrestling Entertainment, Inc.	6,831	65,100

		1,495,791

Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	14,271	333,085
The Brink’s Co.	12,550	374,366
G&K Services, Inc., Class A	5,064	171,467
The Geo Group, Inc. (a)	17,275	397,843
Healthcare Services Group, Inc.	18,004	292,565
Mac-Gray Corp.	3,488	53,890
Rollins, Inc.	17,213	350,801
Standard Parking Corp. (a)	4,567	72,935
Swisher Hygiene, Inc. (a)(b)	22,703	127,818
Unifirst Corp.	3,810	214,084

		2,388,854

Fertilizers — 0.0%
Rentech, Inc. (a)	65,704	69,646

Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	8,780	247,333
Cardtronics, Inc. (a)	11,414	267,658
Cass Information Systems, Inc.	2,388	90,171
Euronet Worldwide, Inc. (a)	13,820	212,966
Fair Isaac Corp.	10,770	325,254
Global Cash Access, Inc. (a)	14,592	46,403
Heartland Payment Systems, Inc.	10,421	214,673
Higher One Holdings, Inc. (a)	7,994	151,246
Jack Henry & Associates, Inc.	23,259	698,003
S1 Corp. (a)	14,413	107,809
Wright Express Corp. (a)	10,421	542,621

		2,904,137

Foods — 1.1%
B&G Foods, Inc., Class A	12,996	267,977
Chiquita Brands International, Inc. (a)	12,254	159,547
Diamond Foods, Inc.	5,948	454,070
Dole Food Co., Inc. (a)	9,695	131,076
Hain Celestial Group, Inc. (a)	9,731	324,626
J&J Snack Foods Corp.	3,879	193,368
Lancaster Colony Corp.	5,024	305,560
Lifeway Foods, Inc. (a)	446	4,986
Medifast, Inc. (a)	3,678	87,279
Natures Sunshine Prods, Inc. (a)	2,765	53,862
Nutraceutical International Corp. (a)	2,816	43,310
Omega Protein Corp. (a)	4,841	66,806
Schiff Nutrition International, Inc.	2,168	24,260
Seneca Foods Corp. (a)	2,527	64,641
Smart Balance, Inc. (a)	16,842	87,242
Snyders-Lance, Inc.	12,290	265,833
Synutra International, Inc. (a)(b)	5,080	49,886
Tootsie Roll Industries, Inc.	6,440	188,434
TreeHouse Foods, Inc. (a)	9,548	521,416
United Natural Foods, Inc. (a)	13,007	555,009

		3,849,188

Forest Products — 0.1%
Deltic Timber Corp.	2,902	155,808
Universal Forest Products, Inc.	5,240	125,551

		281,359

Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	2,485	136,551
Deluxe Corp.	13,875	342,851
Ennis, Inc.	7,023	122,200
Innerworkings, Inc. (a)	7,131	59,473
M&F Worldwide Corp. (a)	2,775	71,706
Multi-Color Corp.	3,179	78,489
Quad/Graphics, Inc.	6,589	256,049
Schawk, Inc.	3,316	54,913

		1,122,232

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	3,933	34,256

Funeral Parlors & Cemeteries — 0.3%
Hillenbrand, Inc.	16,112	381,049
Matthews International Corp., Class A	7,955	319,393
Stewart Enterprises, Inc., Class A	21,510	157,023

		857,465

Gas Pipeline — 0.1%
Crosstex Energy, Inc.	11,159	132,792
SemGroup Corp. (a)	10,999	282,344

		415,136

Glass — 0.0%
Apogee Enterprises, Inc.	7,663	98,163

Gold — 0.4%
Coeur d’Alene Mines Corp. (a)	24,113	584,981
Gold Resource Corp.	7,526	187,623
Golden Star Resources Ltd. (a)	70,127	154,280
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gold (concluded)
Jaguar Mining, Inc. (a)(b)	23,399	$111,847
Midway Gold Corp. (a)	20,031	39,261
US Gold Corp. (a)	28,517	171,958
Vista Gold Corp. (a)	17,880	50,600

		1,300,550

Health Care Facilities — 0.7%
Amsurg Corp. (a)	8,394	219,335
Assisted Living Concepts, Inc.	5,315	89,186
Capital Senior Living Corp. (a)	7,488	69,564
Contiucare Corp. (a)	8,969	55,429
Emeritus Corp. (a)	8,040	170,850
The Ensign Group, Inc.	4,260	129,461
Five Star Quality Care, Inc. (a)	9,107	52,912
Hanger Orthopedic Group, Inc. (a)	8,807	215,507
HealthSouth Corp. (a)	25,653	673,391
Kindred Healthcare, Inc. (a)	13,881	298,033
MedCath Corp. (a)	5,695	77,395
National Healthcare Corp.	2,539	125,858
Select Medical Holdings Corp. (a)	12,326	109,332
Skilled Healthcare Group, Inc., Class A (a)	5,382	50,914
Sunrise Senior Living, Inc. (a)	15,642	149,068
US Physical Therapy, Inc.	3,062	75,723

		2,561,958

Health Care Management Services — 0.9%
American Dental Partners, Inc. (a)	4,452	57,698
Bioscript, Inc. (a)	11,320	73,467
Centene Corp. (a)	13,437	477,417
Computer Programs & Systems, Inc.	2,928	185,869
HealthSpring, Inc. (a)	18,210	839,663
Magellan Health Services, Inc. (a)	8,602	470,873
Metropolitan Health Networks, Inc. (a)	11,309	54,170
Molina Healthcare, Inc. (a)	7,367	199,793
National Research Corp.	247	9,023
Triple-S Management Corp. (a)	5,336	115,951
Universal American Corp.	8,761	95,933
WellCare Health Plans, Inc. (a)	11,443	588,285

		3,168,142

Health Care Services — 1.4%
AMN Healthcare Services, Inc. (a)	10,802	89,873
Accretive Health, Inc. (a)	10,628	305,980
Air Methods Corp. (a)	3,052	228,107
Alliance Healthcare Services, Inc. (a)	7,482	28,432
Almost Family, Inc. (a)	2,291	62,773
Amedisys, Inc. (a)	7,851	209,072
athenahealth, Inc. (a)	9,454	388,559
CardioNet, Inc. (a)	7,353	39,044
Chemed Corp.	5,699	373,399
Chindex International, Inc. (a)	3,438	46,826
Corvel Corp. (a)	1,796	84,232
Cross Country Healthcare, Inc. (a)	8,074	61,362
ePocrates, Inc. (a)	1,539	28,379
ExamWorks Group, Inc. (a)	7,094	180,117
Gentiva Health Services, Inc. (a)	8,243	171,702
HMS Holdings Corp. (a)	7,597	583,981
Healthways, Inc. (a)	9,215	139,884
IPC The Hospitalist Co., Inc. (a)	4,453	206,397
LHC Group, Inc. (a)	4,322	99,665
MWI Veterinary Supply, Inc. (a)	3,420	276,233
Medidata Solutions, Inc. (a)	5,614	134,006
MedQuist Holdings, Inc. (a)	8,021	103,631
Omnicell, Inc. (a)	9,000	140,310
PharMerica Corp. (a)	7,944	101,366
Quality Systems, Inc.	5,218	455,531
Rural/Metro Corp. (a)	5,042	86,924
Sun Healthcare Group, Inc. (a)	6,737	54,031
Team Health Holdings, Inc. (a)	7,012	157,840
Transcend Services, Inc. (a)	2,463	72,388

		4,910,044

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	12,616	168,550
The Providence Service Corp. (a)	3,678	46,526

		215,076

Home Building — 0.3%
Beazer Homes USA, Inc. (a)	21,063	71,404
Hovnanian Enterprises, Inc., Class A (a)(b)	16,563	39,917
KB Home	20,318	198,710
M/I Homes, Inc. (a)	5,245	64,304
MDC Holdings, Inc.	9,795	241,349
Meritage Homes Corp. (a)	7,638	172,313
Ryland Group, Inc.	12,017	198,641
Standard-Pacific Corp. (a)	28,981	97,086

		1,083,724

Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	9,547	286,410
Marcus Corp.	5,693	56,247
Morgans Hotel Group Co. (a)	6,613	47,547
Orient Express Hotels Ltd., Class A (a)	25,972	279,199
Red Lion Hotels Corp. (a)	2,685	21,212

		690,615

Household Appliances — 0.0%
National Presto Industries, Inc.	1,306	132,546

Household Equipment & Products — 0.3%
American Greetings Corp., Class A	10,843	260,666
Blyth, Inc.	1,412	71,094
CSS Industries, Inc.	2,259	47,281
Central Garden & Pet Co., Class A (a)	13,212	134,102
Helen of Troy Ltd. (a)	8,319	287,255
Libbey, Inc. (a)	5,481	88,902
Summer Infant, Inc. (a)	2,504	20,332

		909,632

Household Furnishings — 0.2%
American Woodmark Corp.	2,692	46,626
Ethan Allen Interiors, Inc.	6,576	140,003
Furniture Brands International, Inc. (a)	11,781	48,773
Kirkland’s, Inc. (a)	4,502	54,114
La-Z-Boy, Inc. (a)	14,044	138,614
Lifetime Brands, Inc.	2,733	32,085
Sealy Corp. (a)(b)	14,087	35,640
Select Comfort Corp. (a)	14,979	269,323

		765,178

Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	15,929	202,458
CNO Financial Group, Inc. (a)	59,708	472,290
Citizens, Inc. (a)	11,072	75,511
Delphi Financial Group, Inc., Class A	12,938	377,919
FBL Financial Group, Inc., Class A	3,514	112,975
Independence Holding Co.	1,158	12,090
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance: Life (concluded)
Kansas City Life Insurance Co.	1,200	$37,380
National Western Life Insurance Co., Class A	590	94,087
The Phoenix Cos., Inc. (a)	31,863	78,383
Presidential Life Corp.	6,050	63,162
Primerica, Inc.	8,729	191,776
Symetra Financial Corp.	16,567	222,495

		1,940,526

Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	23,974	534,620
Crawford & Co., Class B	7,318	51,738
eHealth, Inc. (a)	6,016	80,374
Flagstone Reinsurance Holdings SA	13,181	111,116
Fortegra Financial Corp. (a)	703	5,512
Horace Mann Educators Corp.	10,743	167,698
Maiden Holdings Ltd.	13,754	125,161
Pico Holdings, Inc. (a)	6,186	179,394
Platinum Underwriters Holdings Ltd.	9,941	330,439
Primus Guaranty Ltd. (a)	4,664	24,486

		1,610,538

Insurance: Property-Casualty — 1.4%
American Safety Insurance Holdings Ltd. (a)	2,931	56,099
Amerisafe, Inc. (a)	5,115	115,701
AmTrust Financial Services, Inc.	6,325	144,083
Argo Group International Holdings Ltd.	7,371	219,066
Baldwin & Lyons, Inc., Class B	2,451	56,790
Donegal Group, Inc., Class A	2,716	34,765
EMC Insurance Group, Inc.	1,446	27,619
Employers Holdings, Inc.	10,430	174,911
Enstar Group Ltd. (a)	1,815	189,649
FPIC Insurance Group, Inc. (a)	2,302	95,947
First American Financial Corp.	28,249	442,097
Global Indemnity Plc (a)	3,750	83,175
Greenlight Capital Re Ltd. (a)	7,649	201,092
Hallmark Financial Services, Inc. (a)	3,699	29,111
Harleysville Group, Inc.	3,192	99,495
Hilltop Holdings, Inc. (a)	11,133	98,416
Infinity Property & Casualty Corp.	3,341	182,619
Meadowbrook Insurance Group, Inc.	14,738	146,054
Montpelier Re Holdings Ltd.	16,767	301,806
National Interstate Corp.	1,878	43,006
Navigators Group, Inc. (a)	3,587	168,589
OneBeacon Insurance Group Ltd.	4,509	60,376
The PMI Group, Inc. (a)	41,185	44,068
ProAssurance Corp. (a)	8,198	573,860
RLI Corp.	4,891	302,851
Radian Group, Inc.	35,954	152,085
Safety Insurance Group, Inc.	3,419	143,735
SeaBright Holdings, Inc.	5,953	58,935
Selective Insurance Group, Inc.	14,441	234,955
State Auto Financial Corp.	3,961	69,040
Stewart Information Services Corp.	5,205	52,206
Tower Group, Inc.	9,881	235,365
United Fire & Casualty Co.	5,978	103,838
Universal Insurance Holdings, Inc.	3,333	15,565

		4,956,969

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	3,842	35,308

Leisure Time — 0.8%
Black Diamond, Inc. (a)	2,534	19,968
Callaway Golf Co.	17,423	108,371
Churchill Downs, Inc.	3,314	149,395
International Speedway Corp., Class A	7,304	207,507
Interval Leisure Group, Inc. (a)	10,977	150,275
Johnson Outdoors, Inc. (a)	697	11,933
Life Time Fitness, Inc. (a)	11,379	454,136
Orbitz Worldwide, Inc. (a)	4,601	11,456
Pool Corp.	13,016	388,007
Six Flags Entertainment Corp.	11,006	412,175
Smith & Wesson Holding Corp. (a)	17,731	53,193
Speedway Motorsports, Inc.	3,282	46,539
Steinway Musical Instruments, Inc. (a)	1,760	45,214
Sturm Ruger & Co., Inc.	5,167	113,416
Town Sports International Holdings, Inc. (a)	4,918	37,426
Vail Resorts, Inc.	9,706	448,611
West Marine, Inc. (a)	4,126	42,786

		2,700,408

Luxury Items — 0.0%
Movado Group, Inc.	4,578	78,330

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	1,737	41,167
Lindsay Manufacturing Co.	3,408	234,470
Titan International, Inc.	11,396	276,467
Titan Machinery, Inc. (a)	4,200	120,876

		672,980

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	5,400	199,692
Douglas Dynamics, Inc.	4,580	72,318
NACCO Industries, Inc., Class A	1,559	150,943

		422,953

Machinery: Engines — 0.1%
Briggs & Stratton Corp.	13,485	267,812

Machinery: Industrial — 1.2%
Actuant Corp., Class A	18,428	494,423
Altra Holdings, Inc. (a)	7,360	176,566
Applied Industrial Technologies, Inc.	11,361	404,565
Chart Industries, Inc. (a)	7,947	428,979
Colfax Corp. (a)	6,770	167,896
Columbus McKinnon Corp. (a)	5,282	94,865
DXP Enterprises, Inc. (a)	2,433	61,677
EnPro Industries, Inc. (a)	5,576	268,038
Flow International Corp. (a)	13,816	49,185
Gerber Scientific, Inc. (a)	6,986	77,754
Graham Corp.	2,822	57,569
John Bean Technologies Corp.	7,811	150,909
Kadant, Inc. (a)	3,354	105,685
MTS Systems Corp.	4,205	175,895
Middleby Corp. (a)	4,989	469,166
Sauer-Danfoss, Inc. (a)	3,144	158,426
Tecumseh Products Co., Class A (a)	5,236	53,407
Tennant Co.	5,137	205,120
Twin Disc, Inc.	2,308	89,158
Woodward Governor Co.	16,531	576,271

		4,265,554

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery: Specialty — 0.1%
Albany International Corp., Class A	7,472	$197,186
Cascade Corp.	2,455	116,784
Hurco Cos., Inc. (a)	1,478	47,607
Xerium Technologies, Inc. (a)	2,865	53,146

		414,723

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	1,898	85,410
Skyline Corp.	2,276	39,830

		125,240

Medical & Dental Instruments & Supplies — 2.4%
Abiomed, Inc. (a)	8,636	139,903
Align Technology, Inc. (a)	16,379	373,441
Alphatec Holdings, Inc. (a)	14,674	51,066
AngioDynamics, Inc. (a)	6,710	95,483
Antares Pharma, Inc. (a)	25,435	56,211
AtriCure, Inc. (a)	3,262	42,080
Atrion Corp.	435	86,043
Biolase Technology, Inc. (a)	7,329	37,671
CONMED Corp. (a)	7,678	218,669
Cantel Medical Corp.	3,630	97,683
Cardiovascular Systems, Inc. (a)	3,318	48,310
Cerus Corp. (a)(b)	13,230	39,690
Conceptus, Inc. (a)	8,492	99,102
CryoLife, Inc. (a)	8,419	47,146
Delcath Systems, Inc. (a)(b)	11,804	60,909
Endologix, Inc. (a)	13,558	126,089
Exactech, Inc. (a)	2,362	42,540
Hansen Medical, Inc. (a)	12,818	43,709
Heartware International, Inc. (a)(b)	3,204	237,352
ICU Medical, Inc. (a)	3,211	140,321
Immucor, Inc. (a)	16,344	333,744
Insulet Corp. (a)	12,494	276,992
Integra LifeSciences Holdings Corp. (a)	5,591	267,306
Invacare Corp.	7,709	255,862
Landauer, Inc.	2,574	158,533
MAKO Surgical Corp. (a)	8,672	257,819
Medical Action Industries, Inc. (a)	4,090	33,334
Medtox Scientific, Inc.	1,356	23,689
Meridian Bioscience, Inc.	11,082	267,187
Merit Medical Systems, Inc. (a)	9,857	177,130
Neogen Corp. (a)	6,318	285,637
Neoprobe Corp. (a)	23,238	77,150
NuVasive, Inc. (a)	10,663	350,599
OraSure Technologies, Inc. (a)	12,865	109,738
Orthofix International NV (a)	4,898	208,018
Owens & Minor, Inc.	16,986	585,847
PSS World Medical, Inc. (a)	14,893	417,153
Quidel Corp. (a)	7,384	111,868
Rockwell Medical Technologies, Inc. (a)	4,057	52,092
Staar Surgical Co. (a)	10,445	55,359
Steris Corp.	15,848	554,363
SurModics, Inc. (a)	4,369	48,496
Symmetry Medical, Inc. (a)	9,738	87,350
Synovis Life Technologies, Inc. (a)	3,111	54,194
Tornier NV (a)	2,657	71,606
Unilife Corp. (a)	15,093	78,182
Uroplasty, Inc. (a)	4,999	37,493
Vascular Solutions, Inc. (a)	4,909	60,872
Volcano Corp. (a)	13,938	450,058
West Pharmaceutical Services, Inc.	8,944	391,389
Wright Medical Group, Inc. (a)	10,522	157,830
Young Innovations, Inc.	1,618	46,145

		8,426,453

Medical Equipment — 1.2%
Abaxis, Inc. (a)	6,172	168,187
Accuray, Inc. (a)	18,234	146,054
Affymetrix, Inc. (a)	19,097	151,439
Analogic Corp.	3,380	177,754
ArthroCare Corp. (a)	7,357	246,239
Bacterin International Holdings, Inc. (a)	4,076	11,576
Caliper Life Sciences, Inc. (a)	13,084	106,111
Cyberonics, Inc. (a)	7,756	216,780
Cynosure, Inc., Class A (a)	3,022	36,566
DexCom, Inc. (a)	18,181	263,443
Fluidigm Corp. (a)	1,516	25,423
Greatbatch, Inc. (a)	6,370	170,844
Haemonetics Corp. (a)	6,873	442,415
IRIS International, Inc. (a)	4,884	48,791
Luminex Corp. (a)	10,169	212,532
Masimo Corp.	14,105	418,637
Merge Healthcare, Inc. (a)	14,457	75,176
Natus Medical, Inc. (a)	7,808	118,291
NxStage Medical, Inc. (a)	11,843	246,571
Palomar Medical Technologies, Inc. (a)	5,233	59,028
Solta Medical, Inc. (a)	17,354	47,897
SonoSite, Inc. (a)	3,788	133,224
Spectranetic Corp. (a)	9,345	58,126
Stereotaxis, Inc. (a)	11,133	39,077
Synergetics USA, Inc. (a)	4,615	25,429
Zoll Medical Corp. (a)	5,927	335,824

		3,981,434

Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	6,678	139,570
eResearch Technology, Inc. (a)	13,796	87,881
Kendle International, Inc. (a)	4,012	60,501
Neostem, Inc. (a)	7,900	11,692
Parexel International Corp. (a)	15,877	374,062
RadNet, Inc. (a)	7,210	31,724

		705,430

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	2,459	57,664
Dynamic Materials Corp.	3,657	81,990
Haynes International, Inc.	3,311	205,050
Kaydon Corp.	8,725	325,617
L.B. Foster Co., Class A	2,651	87,244
Lawson Products, Inc.	416	8,183
Metals USA Holdings Corp. (a)	3,328	49,587
Mueller Industries, Inc.	10,161	385,204
Mueller Water Products, Inc., Series A	41,848	166,555
NN, Inc. (a)	4,190	62,682
Northwest Pipe Co. (a)	2,647	68,981
RBC Bearings, Inc. (a)	5,950	224,672
RTI International Metals, Inc. (a)	8,140	312,332
Worthington Industries, Inc.	15,539	358,951

		2,394,712

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Minerals: Diversified — 0.7%
AMCOL International Corp.	6,540	$249,566
General Moly, Inc. (a)(b)	19,115	85,253
Globe Specialty Metals, Inc.	17,024	381,678
Hecla Mining Co. (a)	75,422	579,995
Materion Corp. (a)	5,535	204,629
Minerals Technologies, Inc.	4,930	326,810
Oil-Dri Corp. of America	1,630	34,915
Paramount Gold and Silver Corp. (a)	30,820	100,473
Thompson Creek Metals Co., Inc. (a)	41,167	410,847
US Energy Corp. Wyoming (a)	7,385	31,534
United States Lime & Minerals, Inc. (a)	747	30,634
Ur-Energy, Inc. (a)	25,143	40,229
Uranerz Energy Corp. (a)	16,570	50,041
Uranium Resources, Inc. (a)	24,271	40,533

		2,567,137

Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	4,582	146,624

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	15,036	118,032
AT Cross Co. (a)	1,784	20,320
Electronics for Imaging, Inc. (a)	12,732	219,245
HNI Corp.	12,008	301,641
Herman Miller, Inc.	15,433	420,086
Kimball International, Inc., Class B	8,839	56,835
Knoll, Inc.	12,854	257,980
Steelcase, Inc., Class A	21,239	241,912
United Stationers, Inc.	12,386	438,836

		2,074,887

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	31,242	172,143
Vantage Drilling Co. (a)	45,575	82,947

		255,090

Oil Well Equipment & Services — 2.0%
Basic Energy Services, Inc. (a)	6,564	206,569
Cal Dive International, Inc. (a)	25,933	155,079
Complete Production Services, Inc. (a)	21,214	707,699
Dawson Geophysical Co. (a)	2,194	74,925
Dril-Quip, Inc. (a)	9,228	625,935
Exterran Holdings, Inc. (a)	16,710	331,359
Flotek Industries, Inc. (a)	13,210	112,549
Geokinetics, Inc. (a)	2,438	19,211
Global Geophysical Services, Inc. (a)	4,393	78,195
Global Industries Ltd. (a)	27,444	150,393
Golar LNG Ltd.	9,901	345,446
Gulf Island Fabrication, Inc.	3,927	126,764
Helix Energy Solutions Group, Inc. (a)	28,508	472,093
Hornbeck Offshore Services, Inc. (a)	6,175	169,813
ION Geophysical Corp. (a)	35,329	334,212
Key Energy Services, Inc. (a)	33,640	605,520
Lufkin Industries, Inc.	8,184	704,233
Matrix Service Co. (a)	7,242	96,898
Mitcham Industries, Inc. (a)	2,448	42,350
Natural Gas Services Group (a)	3,386	54,718
Newpark Resources, Inc. (a)	24,455	221,807
OYO Geospace Corp. (a)	1,176	117,600
Parker Drilling Co. (a)	31,571	184,690
Pioneer Drilling Co. (a)	14,748	224,760
RigNet, Inc. (a)	1,183	20,111
Tesco Corp. (a)	8,209	159,337
Tetra Technologies, Inc. (a)	20,719	263,753
Union Drilling, Inc. (a)	4,119	42,385
Willbros Group, Inc. (a)	10,902	93,103

		6,741,507

Oil: Crude Producers — 3.0%
ATP Oil & Gas Corp. (a)	12,187	186,583
Abraxas Petroleum Corp. (a)(b)	22,579	86,478
Apco Oil and Gas International, Inc.	2,481	215,673
Approach Resources, Inc. (a)(b)	5,964	135,204
BPZ Resources, Inc. (a)(b)	26,912	88,271
Berry Petroleum Co., Class A	13,861	736,435
Bill Barrett Corp. (a)	12,660	586,791
CAMAC Energy, Inc. (a)(b)	16,042	21,336
Callon Petroleum Co. (a)	10,762	75,549
Carrizo Oil & Gas, Inc. (a)	10,432	435,536
Cheniere Energy, Inc. (a)	18,879	172,932
Clayton Williams Energy, Inc. (a)	1,603	96,260
Comstock Resources, Inc. (a)	12,597	362,668
Contango Oil & Gas Co. (a)	3,277	191,508
Crimson Exploration, Inc. (a)	4,054	14,392
Endeavour International Corp. (a)(b)	9,805	147,761
Energy Partners Ltd. (a)	7,894	116,910
Energy XXI Bermuda Ltd. (a)	20,302	674,432
Evolution Petroleum Corp. (a)	3,102	22,024
FX Energy, Inc. (a)	14,395	126,388
GMX Resources, Inc. (a)	16,450	73,203
Gastar Exploration Ltd. (a)	16,072	55,127
GeoResources, Inc. (a)	5,281	118,770
Goodrich Petroleum Corp. (a)	6,964	128,207
Gulfport Energy Corp. (a)	10,389	308,449
Harvest Natural Resources, Inc. (a)	9,317	102,767
Houston American Energy Corp.	4,685	84,939
Hyperdynamics Corp. (a)	41,329	177,715
Isramco, Inc. (a)	178	11,762
Kodiak Oil & Gas Corp. (a)	48,500	279,845
Magnum Hunter Resources Corp. (a)	29,730	200,975
McMoRan Exploration Co. (a)	26,485	489,443
Northern Oil And Gas, Inc. (a)(b)	16,922	374,822
Oasis Petroleum, Inc. (a)	15,923	472,595
Panhandle Oil & Gas, Inc.	2,108	62,165
Penn Virginia Corp.	12,328	162,853
Petroleum Development Corp. (a)	6,380	190,826
Petroquest Energy, Inc. (a)(b)	15,664	109,961
Resolute Energy Corp. (a)	12,218	197,443
Rex Energy Corp. (a)	9,242	94,915
Rosetta Resources, Inc. (a)	14,282	736,094
Stone Energy Corp. (a)	13,124	398,838
Swift Energy Co. (a)	11,430	425,996
Triangle Petroleum Corp. (a)	10,633	68,689
Vaalco Energy, Inc. (a)	14,221	85,610
Venoco, Inc. (a)	7,751	98,748
Voyager Oil & Gas, Inc. (a)	11,326	33,638
W&T Offshore, Inc.	9,408	245,737
Warren Resources, Inc. (a)	19,529	74,406
Zion Oil & Gas, Inc. (a)	5,728	34,082

		10,391,751

Oil: Integrated — 0.0%
Targa Resources, Inc.	4,479	149,867

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil: Refining & Marketing — 0.5%
Alon USA Energy, Inc.	2,717	$30,621
CVR Energy, Inc. (a)	23,480	578,078
Clean Energy Fuels Corp. (a)(b)	13,347	175,513
Delek US Holdings, Inc.	3,973	62,376
Miller Energy Resources, Inc. (a)	7,968	50,995
Western Refining, Inc. (a)(b)	14,358	259,449
World Fuel Services Corp.	18,980	681,951

		1,838,983

Paints & Coatings — 0.2%
Chase Corp.	882	14,782
Ferro Corp. (a)	23,327	313,515
H.B. Fuller Co.	13,233	323,150

		651,447

Paper — 0.4%
Boise, Inc.	27,840	216,873
Buckeye Technologies, Inc.	10,735	289,630
Clearwater Paper Corp. (a)	3,121	213,102
Kapstone Paper and Packaging Corp. (a)	10,712	177,498
Neenah Paper, Inc.	4,104	87,333
P.H. Glatfelter Co.	12,328	189,605
Schweitzer-Mauduit International, Inc.	4,732	265,702
Verso Paper Corp. (a)	2,941	7,882
Wausau Paper Corp.	13,309	89,703

		1,537,328

Personal Care — 0.1%
Female Health Co.	5,795	28,975
USANA Health Sciences, Inc. (a)	1,742	54,490
WD-40 Co.	4,557	177,905

		261,370

Pharmaceuticals — 1.9%
Achillion Pharmaceuticals, Inc. (a)	10,430	77,599
Acura Pharmaceuticals, Inc. (a)	2,437	9,431
Akorn, Inc. (a)	15,873	111,111
Alkermes, Inc. (a)	25,667	477,406
Ampio Pharmaceuticals, Inc. (a)	4,662	36,317
Anacor Pharmaceuticals, Inc. (a)	2,215	14,309
Ardea Biosciences, Inc. (a)	4,439	113,017
Auxilium Pharmaceuticals, Inc. (a)	12,789	250,664
Avanir Pharmaceuticals, Inc. (a)(b)	33,054	111,061
BioCryst Pharmaceuticals, Inc. (a)	7,913	30,228
Biospecifics Technologies (a)	1,361	30,486
Cadence Pharmaceuticals, Inc. (a)(b)	10,048	92,442
Cambrex Corp. (a)	8,344	38,549
Cleveland Biolabs, Inc. (a)	5,838	19,908
Columbia Laboratories, Inc. (a)	18,549	57,316
Corcept Therapeutics, Inc. (a)	10,542	42,063
Depomed, Inc. (a)	14,910	121,964
Durect Corp. (a)	23,829	48,373
Dusa Pharmaceuticals, Inc. (a)	6,076	37,793
Endocyte, Inc. (a)	3,539	50,678
Hi-Tech Pharmacal Co., Inc. (a)	2,844	82,277
ISTA Pharmaceuticals, Inc. (a)	6,830	52,215
Impax Laboratories, Inc. (a)	17,461	380,475
Infinity Pharmaceuticals, Inc. (a)	4,063	33,560
Ironwood Pharmaceuticals, Inc. (a)	13,151	206,734
Isis Pharmaceuticals, Inc. (a)	26,182	239,827
Jazz Pharmaceuticals, Inc. (a)	5,950	198,433
K-V Pharmaceutical Co., Class A (a)	13,662	37,161
Lannett Co., Inc. (a)	3,346	16,663
MAP Pharmaceuticals, Inc. (a)	5,808	92,754
Medicines Co. (a)	14,632	241,574
Medicis Pharmaceutical Corp., Class A	16,608	633,927
Obagi Medical Products, Inc. (a)	4,556	42,963
Optimer Pharmaceuticals, Inc. (a)	12,272	145,914
Pacira Pharmaceuticals, Inc. (a)	1,171	14,052
Pain Therapeutics, Inc. (a)	10,458	40,472
Par Pharmaceutical Cos., Inc. (a)	9,788	322,808
Pernix Therapeutics Holdings (a)	449	3,821
Pharmacyclics, Inc. (a)	12,519	130,698
Pozen, Inc. (a)	7,363	30,925
Prestige Brands Holdings, Inc. (a)	13,213	169,655
Questcor Pharmaceuticals, Inc. (a)	14,437	347,932
SIGA Technologies, Inc. (a)(b)	9,633	93,825
Sagent Pharmaceuticals, Inc. (a)	1,669	45,030
Salix Pharmaceuticals Ltd. (a)	15,747	627,203
Santarus, Inc. (a)	14,853	50,055
Sciclone Pharmaceuticals, Inc. (a)	9,741	58,836
Spectrum Pharmaceuticals, Inc. (a)	14,269	132,202
SuperGen, Inc. (a)	15,690	46,756
Vical, Inc. (a)	19,516	80,406
Vivus, Inc. (a)	22,486	183,036
Xenoport, Inc. (a)	9,396	66,900
Zogenix, Inc. (a)	2,264	9,079

		6,628,883

Photography — 0.1%
Eastman Kodak Co. (a)(b)	72,800	260,624

Plastics — 0.1%
A. Schulman, Inc.	8,356	210,488
Spartech Corp. (a)	8,411	51,223

		261,711

Power Transmission Equipment — 0.3%
Active Power, Inc. (a)	19,131	46,871
Advanced Energy Industries, Inc. (a)	11,338	167,689
Generac Holdings, Inc. (a)	6,488	125,867
Global Power Equipment Group, Inc. (a)	3,900	103,428
Maxwell Technologies, Inc. (a)	7,773	125,845
Powell Industries, Inc. (a)	2,427	88,586
Power-One, Inc. (a)(b)	18,530	150,093
Vicor Corp.	5,444	88,029

		896,408

Precious Metals & Minerals — 0.2%
Golden Minerals Co. (a)	3,166	56,292
Horsehead Holding Corp. (a)	11,884	158,295
Stillwater Mining Co. (a)	27,539	606,133

		820,720

Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	7,204	43,944
Cenveo, Inc. (a)	15,384	98,458

		142,402

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	13,348	233,190
Park-Ohio Holdings Corp. (a)	2,394	50,609

		283,799

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Production Technology Equipment — 1.3%
ATMI, Inc. (a)	8,555	$174,779
Axcelis Technologies, Inc. (a)	29,877	48,998
Brooks Automation, Inc. (a)	17,840	193,743
Cognex Corp.	11,090	392,919
Cohu, Inc.	6,697	87,798
Cymer, Inc. (a)	8,188	405,388
Electro Scientific Industries, Inc. (a)	6,330	122,169
Entegris, Inc. (a)	36,386	368,226
FEI Co. (a)	10,426	398,169
FSI International, Inc. (a)	11,111	30,444
GSI Group, Inc. (a)	6,468	77,939
Intevac, Inc. (a)	6,492	66,283
Kulicke & Soffa Industries, Inc. (a)	19,393	216,038
LTX-Credence Corp. (a)	13,519	120,860
MKS Instruments, Inc.	13,996	369,774
Nanometrics, Inc. (a)	5,269	100,058
Photronics, Inc. (a)	14,924	126,406
Rudolph Technologies, Inc. (a)	8,745	93,659
Tessera Technologies, Inc. (a)	13,716	235,092
Ultra Clean Holdings, Inc. (a)	6,333	57,504
Ultratech, Inc. (a)	6,860	208,407
Veeco Instruments, Inc. (a)(b)	10,946	529,896

		4,424,549

Publishing — 0.3%
AH Belo Corp.	5,346	39,774
Courier Corp.	3,240	35,802
The Dolan Co. (a)	8,594	72,791
Journal Communications, Inc., Class A (a)	11,975	61,911
Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	7,727	33,535
McClatchy Co., Class A (a)(b)	15,716	44,162
Meredith Corp.	9,403	292,715
The New York Times Co., Class A (a)	35,859	312,691
Primedia, Inc.	4,008	28,256
Scholastic Corp.	7,156	190,350

		1,111,987

Radio & TV Broadcasters — 0.2%
Central European Media Enterprises Ltd. (a)	9,594	189,481
Crown Media Holdings, Inc., Class A (a)	5,512	10,528
Cumulus Media, Inc., Class A (a)	4,732	16,562
Entercom Communications Corp. (a)	6,915	60,022
Entravision Communications Corp., Class A (a)	16,076	29,741
Fisher Communications, Inc. (a)	2,230	66,499
Global Traffic Network, Inc. (a)	3,503	40,249
Gray Television, Inc. (a)(b)	14,595	38,531
Lin TV Corp., Class A (a)	9,076	44,200
Nexstar Broadcasting Group, Inc., Class A (a)	2,512	20,624
Outdoor Channel Holdings, Inc. (a)	2,729	18,666
Saga Communications, Inc. (a)	769	28,453
Sinclair Broadcast Group, Inc., Class A	13,488	148,098
Westwood One, Inc. (a)	722	3,726

		715,380

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	2,764	64,816
Freightcar America, Inc. (a)	3,280	83,115
Greenbrier Cos., Inc. (a)	5,072	100,223

		248,154

Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	10,640	623,930
Railamerica, Inc. (a)	5,911	88,665

		712,595

Real Estate — 0.2%
Avatar Holdings, Inc. (a)	2,564	38,998
Consolidated-Tomoka Land Co.	1,330	38,038
Forestar Group, Inc. (a)	9,686	159,141
Griffin Land & Nurseries, Inc.	271	8,805
HFF, Inc., Class A (a)	7,523	113,522
Kennedy-Wilson Holdings, Inc. (b)	5,929	72,630
Tejon Ranch Co. (a)	3,736	127,398
United Capital Corp. (a)	137	4,103

		562,635

Real Estate Investment Trusts (REITs) — 7.8%
ARMOUR Residential REIT, Inc.	12,150	89,303
Acadia Realty Trust	11,116	225,988
Agree Realty Corp.	2,640	58,951
Alexander’s, Inc.	560	222,320
American Assets Trust, Inc.	8,998	202,005
American Campus Communities, Inc.	17,938	637,158
Anworth Mortgage Asset Corp.	32,736	245,847
Apollo Commercial Real Estate Finance, Inc.	5,188	83,631
Ashford Hospitality Trust, Inc.	12,814	159,534
Associated Estates Realty Corp.	11,580	188,175
BioMed Realty Trust, Inc.	35,292	679,018
CBL & Associates Properties, Inc.	39,611	718,147
Campus Crest Communities, Inc.	8,404	108,748
CapLease, Inc.	19,056	93,565
Capstead Mortgage Corp.	20,550	275,370
Cedar Shopping Centers, Inc.	15,776	81,246
Chatham Lodging Trust	4,114	66,277
Chesapeake Lodging Trust	7,660	130,680
Cogdell Spencer, Inc.	13,646	81,740
Colonial Properties Trust	22,499	458,980
Colony Financial, Inc.	9,209	166,407
Coresite Realty Corp.	5,591	91,692
Cousins Properties, Inc.	25,155	214,824
CreXus Investment Corp.	13,961	155,107
Cypress Sharpridge Investments, Inc.	21,508	275,518
DCT Industrial Trust, Inc.	66,764	349,176
DiamondRock Hospitality Co. (b)	45,053	483,419
Dupont Fabros Technology, Inc.	15,495	390,474
Dynex Capital Corp.	10,145	98,204
Eastgroup Properties, Inc.	7,343	312,151
Education Realty Trust, Inc.	20,271	173,722
Entertainment Properties Trust	12,567	586,879
Equity Lifestyle Properties, Inc.	6,876	429,337
Equity One, Inc.	13,281	247,558
Excel Trust, Inc.	5,340	58,900
Extra Space Storage, Inc.	25,370	541,142
FelCor Lodging Trust, Inc. (a)	34,143	181,982
First Industrial Realty Trust, Inc. (a)	21,290	243,771
First Potomac Realty Trust	13,998	214,309
Franklin Street Properties Corp.	19,259	248,634
Getty Realty Corp.	6,614	166,871
Gladstone Commercial Corp.	3,431	59,459
Glimcher Realty Trust	27,366	259,977
Government Properties Income Trust	7,693	207,865
Hatteras Financial Corp.	19,644	554,550
Healthcare Realty Trust, Inc.	19,588	404,100
Hersha Hospitality Trust	37,620	209,543
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Highwoods Properties, Inc.	19,361	$641,430
Home Properties, Inc.	10,360	630,717
Hudson Pacific Properties, Inc.	5,772	89,639
Inland Real Estate Corp.	21,364	188,644
InvesCo. Mortgage Capital, Inc.	18,717	395,490
Investors Real Estate Trust	22,095	191,343
iStar Financial, Inc. (a)	25,112	203,658
Kilroy Realty Corp.	15,739	621,533
Kite Realty Group Trust	16,180	80,576
LTC Properties, Inc.	8,295	230,767
LaSalle Hotel Properties	22,877	602,580
Lexington Corporate Properties Trust (b)	31,544	287,997
MFA Financial, Inc.	93,102	748,540
MPG Office Trust, Inc. (a)	13,761	39,356
Medical Properties Trust, Inc.	30,454	350,221
Mid-America Apartment Communities, Inc.	9,712	655,269
Mission West Properties, Inc.	5,886	51,679
Monmouth Real Estate Investment Corp., Class A	9,853	83,258
National Health Investors, Inc.	6,558	291,372
National Retail Properties, Inc.	22,578	553,387
Newcastle Investment Corp.	21,566	124,651
NorthStar Realty Finance Corp.	27,024	108,907
Omega Healthcare Investors, Inc.	27,086	569,077
One Liberty Properties, Inc.	3,334	51,477
PS Business Parks, Inc.	4,966	273,627
Parkway Properties, Inc.	6,199	105,755
Pebblebrook Hotel Trust	13,169	265,882
Pennsylvania Real Estate Investment Trust	15,187	238,436
PennyMac Mortgage Investment Trust (d)	7,667	127,042
Post Properties, Inc.	13,394	545,939
Potlatch Corp.	10,794	380,704
RAIT Investment Trust (a)	31,427	65,997
RLJ Lodging Trust (a)	6,502	112,940
Ramco-Gershenson Properties Trust	10,756	133,159
Redwood Trust, Inc. (b)	21,295	321,980
Resource Capital Corp.	18,133	114,601
Retail Opportunity Investments Corp.	11,524	123,998
STAG Industrial, Inc.	3,042	37,265
Sabra Healthcare REIT, Inc.	7,136	119,243
Saul Centers, Inc.	1,882	74,094
Sovran Self Storage, Inc.	7,436	304,876
Starwood Property Trust, Inc.	25,096	514,719
Strategic Hotel Capital, Inc. (a)	46,376	328,342
Summit Hotel Properties, Inc.	7,377	83,729
Sun Communities, Inc.	5,611	209,346
Sunstone Hotel Investors, Inc. (a)	32,004	296,677
Tanger Factory Outlet Centers, Inc.	22,005	589,074
Terreno Realty Corp.	3,047	51,829
Two Harbors Investment Corp.	22,806	245,165
UMH Properties, Inc.	4,696	50,247
U-Store-It Trust	27,021	284,261
Universal Health Realty Income Trust	3,196	127,776
Urstadt Biddle Properties, Inc., Class A	6,640	120,250
Walter Investment Management Corp.	7,064	156,750
Washington Real Estate Investment Trust	17,588	571,962
Whitestone REIT	1,296	16,485
Winthrop Realty Trust	8,015	95,699

		27,011,671

Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc. (a)	3,496	46,951
Brunswick Corp.	23,981	489,212
Drew Industries, Inc.	5,218	128,989
Marine Products Corp. (a)	1,233	8,286
Winnebago Industries, Inc. (a)	8,168	78,903

		752,341

Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc. (a)	2,328	223,837
Avis Budget Group, Inc. (a)	28,218	482,246
Dollar Thrifty Automotive Group, Inc. (a)	7,781	573,771
Rent-A-Center, Inc.	17,107	522,790
Zipcar, Inc. (a)	2,500	51,025

		1,853,669

Restaurants — 1.5%
AFC Enterprises, Inc. (a)	6,935	114,081
BJ’s Restaurants, Inc. (a)	6,440	337,198
Benihana, Inc., Class A (a)	2,680	28,113
Biglari Holdings, Inc. (a)	340	132,957
Bob Evans Farms, Inc.	8,170	285,705
Bravo Brio Restaurant Group, Inc. (a)	4,992	121,955
Buffalo Wild Wings, Inc. (a)	4,956	328,632
CEC Entertainment, Inc.	5,409	216,955
California Pizza Kitchen, Inc. (a)	5,208	96,192
Caribou Coffee Co., Inc. (a)	2,990	39,588
Carrols Restaurant Group, Inc. (a)	2,594	27,081
The Cheesecake Factory, Inc. (a)	15,549	487,772
Cracker Barrel Old Country Store, Inc.	6,157	303,602
Denny’s Corp. (a)	27,573	106,983
DineEquity, Inc. (a)	4,220	220,579
Domino’s Pizza, Inc. (a)	16,498	416,409
Einstein Noah Restaurant Group, Inc.	1,177	17,620
Ellie Mae, Inc. (a)	1,487	8,535
Jack in the Box, Inc. (a)	13,393	305,093
Jamba, Inc. (a)	18,231	39,014
Krispy Kreme Doughnuts, Inc. (a)	15,863	150,857
Luby’s, Inc. (a)	2,931	16,179
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,030	34,618
O’Charleys, Inc. (a)	5,152	37,661
P.F. Chang’s China Bistro, Inc.	6,132	246,752
Papa John’s International, Inc. (a)	5,380	178,939
Red Robin Gourmet Burgers, Inc. (a)	3,550	129,149
Ruby Tuesday, Inc. (a)	17,592	189,642
Ruth’s Hospitality Group, Inc. (a)	8,621	48,364
Sonic Corp. (a)	16,873	179,360
Texas Roadhouse, Inc., Class A	16,625	291,519

		5,137,104

Scientific Instruments: Control & Filter — 0.8%
Brady Corp.	12,756	408,957
CIRCOR International, Inc.	4,684	200,616
ESCO Technologies, Inc.	7,196	264,813
Energy Recovery, Inc. (a)	12,744	41,673
The Gorman-Rupp Co.	4,176	137,557
L-1 Identity Solutions, Inc. (a)	20,213	237,503
Mine Safety Appliances Co.	7,299	272,545
PMFG, Inc. (a)	5,013	99,508
Robbins & Myers, Inc.	10,648	562,747
Sun Hydraulics, Inc.	3,534	168,925
Thermon Group Holdings, Inc. (a)	2,168	26,016
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Scientific Instruments: Control & Filter (concluded)
Watts Water Technologies, Inc., Class A	8,053	$285,157
X-Rite, Inc. (a)	8,429	41,892

		2,747,909

Scientific Instruments: Electrical — 0.7%
A123 Systems, Inc. (a)(b)	23,973	127,536
A.O. Smith Corp.	10,109	427,611
AZZ, Inc.	3,402	155,812
American Superconductor Corp. (a)	12,190	110,198
Broadwind Energy, Inc. (a)	28,774	41,722
Coleman Cable, Inc. (a)	1,982	29,116
Ener1, Inc. (a)	19,667	21,634
EnerSys (a)	13,433	462,364
Franklin Electric Co., Inc.	6,294	295,503
Houston Wire & Cable Co.	5,069	78,823
Littelfuse, Inc.	6,074	356,665
Preformed Line Products Co.	551	39,220
SatCon Technology Corp. (a)(b)	25,649	61,301
Taser International, Inc. (a)	16,980	77,259
Valence Technology, Inc. (a)	16,291	19,223

		2,303,987

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	4,063	150,290
Faro Technologies, Inc. (a)	4,446	194,735
Measurement Specialties, Inc. (a)	4,126	147,298
Vishay Precision Group, Inc. (a)	2,917	49,239
Zygo Corp. (a)	4,684	61,923

		603,485

Scientific Instruments: Pollution Control — 0.5%
Clean Harbors, Inc. (a)	6,319	652,437
Darling International, Inc. (a)	31,338	554,683
EnergySolutions, Inc.	21,816	107,771
Fuel Tech, Inc. (a)	5,194	34,436
Heritage-Crystal Clean, Inc. (a)	949	18,202
Met-Pro Corp.	4,635	52,746
Metalico, Inc. (a)	10,762	63,496
TRC Cos., Inc. (a)	3,974	24,838
Team, Inc. (a)	5,265	127,044
US Ecology, Inc.	5,213	89,142
WCA Waste Corp. (a)	2,705	15,581

		1,740,376

Securities Brokerage & Services — 0.5%
BGC Partners, Inc.	19,651	151,902
FXCM Inc.	4,942	49,025
GFI Group, Inc.	19,147	87,885
Gain Capital Holdings, Inc. (a)	1,501	10,222
Gladstone Investment Corp.	6,682	47,710
International FCStone, Inc. (a)	3,747	90,715
Investment Technology Group, Inc. (a)	11,141	156,197
KBW, Inc.	9,685	181,110
Knight Capital Group, Inc., Class A (a)	27,018	297,738
Ladenburg Thalmann Financial Services, Inc. (a)	28,848	39,810
MF Global Holdings Ltd. (a)	43,457	336,357
MarketAxess Holdings, Inc.	7,684	192,561
optionsXpress Holdings, Inc.	11,552	192,687
SWS Group, Inc.	8,270	49,537

		1,883,456

Semiconductors & Components — 2.7%
AXT, Inc. (a)	8,873	75,243
Advanced Analogic Technologies, Inc. (a)	11,876	71,909
Aeroflex Holding Corp. (a)	5,025	91,204
Alpha & Omega Semiconductor, Ltd. (a)	3,022	40,041
Amkor Technology, Inc. (a)	28,380	175,105
Amtech Systems, Inc. (a)	2,421	49,969
Anadigics, Inc. (a)	18,044	57,921
Applied Micro Circuits Corp. (a)	17,384	154,022
Cavium, Inc. (a)	13,031	568,021
Ceva, Inc. (a)	6,279	191,258
Cirrus Logic, Inc. (a)	17,882	284,324
DSP Group, Inc. (a)	6,828	59,404
Diodes, Inc. (a)	9,420	245,862
eMagin Corp. (a)	4,226	25,652
Emcore Corp. (a)	22,116	60,598
Entropic Communications, Inc. (a)(b)	22,782	202,532
Exar Corp. (a)	10,113	64,015
Formfactor, Inc. (a)	13,876	125,717
Hittite Microwave Corp. (a)	8,304	514,101
IXYS Corp. (a)	6,787	101,669
Inphi Corp. (a)	5,205	90,567
Integrated Device Technology, Inc. (a)	40,031	314,644
Integrated Silicon Solutions, Inc. (a)	7,276	70,359
Kopin Corp. (a)	17,986	84,714
Lattice Semiconductor Corp. (a)	31,838	207,584
MIPS Technologies, Inc. (a)	14,324	98,979
MaxLinear, Inc., Class A (a)	3,577	30,977
Micrel, Inc.	13,722	145,179
Microsemi Corp. (a)	23,075	473,037
Mindspeed Technologies, Inc. (a)	9,083	72,664
Monolithic Power Systems, Inc. (a)	8,201	126,459
MoSys, Inc. (a)	9,544	54,878
Netlogic Microsystems, Inc. (a)	18,300	739,686
Omnivision Technologies, Inc. (a)	15,526	540,460
PLX Technology, Inc. (a)	11,333	39,325
Pericom Semiconductor Corp. (a)	7,014	62,705
Power Integrations, Inc.	7,599	292,030
RF Micro Devices, Inc. (a)	74,166	453,896
Rambus, Inc. (a)	25,999	381,665
Rubicon Technology, Inc. (a)(b)	4,739	79,900
Semtech Corp. (a)	17,559	480,063
Sigma Designs, Inc. (a)	8,667	66,216
Silicon Image, Inc. (a)	21,671	139,995
Spansion, Inc., Class A (a)	13,037	251,223
Standard Microsystems Corp. (a)	6,297	169,956
Supertex, Inc. (a)	2,804	62,810
TriQuint Semiconductor, Inc. (a)	44,215	450,551
Volterra Semiconductor Corp. (a)	6,691	165,000
Zoran Corp. (a)	13,603	114,265

		9,418,354

Shipping — 0.5%
Baltic Trading Ltd.	4,859	27,891
DHT Holdings, Inc.	18,435	70,606
Eagle Bulk Shipping, Inc. (a)(b)	16,811	41,691
Excel Maritime Carriers Ltd. (a)(b)	11,924	36,964
Frontline, Ltd.	13,530	199,432
Genco Shipping & Trading Ltd. (a)(b)	8,003	60,183
General Maritime Corp. (b)	28,973	39,114
Gulfmark Offshore, Inc., Class A (a)	6,386	282,197
International Shipholding Corp.	1,681	35,772
Knightsbridge Tankers Ltd. (b)	6,149	135,463
Nordic American Tanker Shipping Ltd. (b)	12,747	289,867
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Shipping (concluded)
Overseas Shipholding Group, Inc.	6,993	$188,391
Scorpio Tankers, Inc. (a)	6,498	64,915
Ship Finance International Ltd. (b)	12,212	220,060
Teekay Tankers Ltd., Class A (b)	11,115	104,481
Ultrapetrol Bahamas Ltd. (a)	6,259	30,919

		1,827,946

Specialty Retail — 3.2%
1-800-FLOWERS.COM, Inc., Class A (a)	4,764	14,768
ANN, Inc. (a)	14,009	365,635
Aéropostale, Inc. (a)	21,442	375,235
America’s Car Mart, Inc. (a)	2,552	84,216
Asbury Automotive Group, Inc. (a)	7,939	147,110
Ascena Retail Group, Inc. (a)	16,771	571,053
Barnes & Noble, Inc.	7,834	129,888
bebe Stores, Inc.	10,195	62,291
Big 5 Sporting Goods Corp.	6,191	48,661
Blue Nile, Inc. (a)	3,487	153,358
Body Central Corp. (a)	2,991	70,378
Brown Shoe Co., Inc.	11,752	125,159
The Buckle, Inc.	7,271	310,472
Build-A-Bear Workshop, Inc. (a)	4,884	31,795
Cabela’s, Inc., Class A (a)	11,540	313,311
Casual Male Retail Group, Inc. (a)	12,138	50,373
The Cato Corp., Class A	7,496	215,885
Charming Shoppes, Inc. (a)	31,510	131,082
The Children’s Place Retail Stores, Inc. (a)	7,001	311,474
Christopher & Banks Corp.	9,978	57,374
Citi Trends, Inc. (a)	4,046	61,014
Coldwater Creek, Inc. (a)	15,941	22,317
Collective Brands, Inc. (a)	16,515	242,605
Conn’s, Inc. (a)	3,338	28,874
Cost Plus, Inc. (a)	4,764	47,640
Destination Maternity Corp.	2,883	57,602
Express, Inc.	14,595	318,171
The Finish Line, Inc., Class A	13,939	298,295
Genesco, Inc. (a)	6,379	332,346
Group 1 Automotive, Inc.	6,475	266,640
Haverty Furniture Cos., Inc.	5,411	62,281
hhgregg, Inc. (a)(b)	4,686	62,792
Hibbett Sports, Inc. (a)	7,420	302,068
Hot Topic, Inc.	12,067	89,778
Jos. A. Bank Clothiers, Inc. (a)	7,441	372,124
Lithia Motors, Inc., Class A	5,944	116,681
Lumber Liquidators Holdings, Inc. (a)	6,258	158,953
MarineMax, Inc. (a)	6,642	58,184
Men’s Wearhouse, Inc.	13,838	466,341
Monro Muffler, Inc.	8,237	307,158
New York & Co. (a)	6,435	31,853
Nu Skin Enterprises, Inc., Class A	14,595	548,042
Office Depot, Inc. (a)	73,651	310,807
OfficeMax, Inc. (a)(b)	23,120	181,492
Pacific Sunwear of California, Inc. (a)	13,666	35,668
Penske Auto Group, Inc.	12,024	273,426
The Pep Boys — Manny, Moe & Jack	14,293	156,222
Pier 1 Imports, Inc. (a)	28,681	331,839
Regis Corp.	15,500	237,460
Rue21, Inc. (a)	4,066	132,145
Shoe Carnival, Inc. (a)	2,508	75,616
Shutterfly, Inc. (a)	8,017	460,336
Sonic Automotive, Inc.	10,882	159,421
Stage Stores, Inc.	9,762	164,002
Stamps.com, Inc.	3,243	43,262
Stein Mart, Inc.	7,314	70,507
Syms Corp. (a)	1,173	12,645
Systemax, Inc. (a)	2,908	43,446
The Talbots, Inc. (a)(b)	18,899	63,123
Vitamin Shoppe, Inc. (a)	6,611	302,519
The Wet Seal, Inc., Class A (a)	27,612	123,426
Zale Corp. (a)	8,386	46,962
Zumiez, Inc. (a)	5,720	142,828

		11,188,429

Steel — 0.1%
Handy & Harman Ltd. (a)	1,262	19,422
Olympic Steel, Inc.	2,501	68,852
Shiloh Industries, Inc.	497	5,358
TMS International Corp. (a)	3,028	39,515
Universal Stainless & Alloy Products, Inc. (a)	1,918	89,686

		222,833

Sugar — 0.0%
Imperial Sugar Co., New Shares	3,279	65,580

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	7,558	79,586

Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	16,364	270,006
CTS Corp.	9,270	89,641
Fabrinet (a)	5,275	128,077
Plexus Corp. (a)	10,121	352,312
Sanmina-SCI Corp. (a)	21,706	224,223
Vocus, Inc. (a)	4,738	145,030

		1,209,289

Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	33,395	387,716
Brightpoint, Inc. (a)	18,722	151,835
Communications Systems, Inc.	1,254	22,484
OpNext, Inc. (a)	10,681	24,353
Powerwave Technologies, Inc. (a)	45,740	134,933
Symmetricom, Inc. (a)	12,132	70,730

		792,051

Textile Products — 0.1%
Interface, Inc., Class A	14,092	272,962
Unifi, Inc. (a)	4,056	55,973

		328,935

Textiles, Apparel & Shoes — 1.6%
Carter’s, Inc. (a)	13,249	407,539
Cherokee, Inc.	2,365	40,583
Columbia Sportswear Co.	3,151	199,773
Crocs, Inc. (a)	23,037	593,203
Delta Apparel, Inc. (a)	1,395	23,715
G-III Apparel Group, Ltd. (a)	4,357	150,229
Iconix Brand Group, Inc. (a)	19,633	475,119
The Jones Group, Inc.	23,422	254,129
K-Swiss, Inc., Class A (a)	7,370	78,343
Kenneth Cole Productions, Inc., Class A (a)	2,350	29,352
Liz Claiborne, Inc. (a)	25,780	137,923
Maidenform Brands, Inc. (a)	6,400	177,024
Oxford Industries, Inc.	3,513	118,599
Perry Ellis International, Inc. (a)	3,337	84,259
Quiksilver, Inc. (a)	35,103	164,984
R.G. Barry Corp.	2,519	28,414
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Shoes (concluded)
Skechers U.S.A., Inc., Class A (a)	9,966	$144,308
Steven Madden Ltd. (a)	10,226	383,577
Timberland Co., Class A (a)	10,674	458,662
True Religion Apparel, Inc. (a)	6,969	202,659
Vera Bradley, Inc. (a)	5,252	200,626
The Warnaco Group, Inc. (a)	11,817	617,438
Weyco Group, Inc.	2,078	51,119
Wolverine World Wide, Inc.	13,325	556,319

		5,577,896

Tobacco — 0.2%
Alliance One International, Inc. (a)	23,287	75,217
Star Scientific, Inc. (a)(b)	28,652	128,934
Universal Corp.	6,123	230,653
Vector Group Ltd.	12,444	221,379

		656,183

Toys — 0.1%
Jakks Pacific, Inc. (a)	7,502	138,112
Leapfrog Enterprises, Inc. (a)	10,609	44,770

		182,882

Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	3,203	56,853
HUB Group, Inc., Class A (a)	9,958	375,018
Odyssey Marine Exploration, Inc. (a)	17,445	54,603
Pacer International, Inc. (a)	9,452	44,614
Textainer Group Holdings Ltd.	2,919	89,730

		620,818

Truckers — 0.7%
Arkansas Best Corp.	6,894	163,595
Celadon Group, Inc. (a)	5,506	76,864
Covenant Transport Group, Class A (a)	1,275	9,881
Forward Air Corp.	7,931	267,989
Heartland Express, Inc.	13,652	226,077
Knight Transportation, Inc.	16,291	276,784
Marten Transport Ltd.	4,391	94,846
Old Dominion Freight Line, Inc. (a)	12,646	471,696
Patriot Transportation Holding, Inc. (a)	1,417	31,698
Quality Distribution, Inc. (a)	3,665	47,718
Roadrunner Transportation Systems, Inc. (a)	2,690	40,565
Saia, Inc. (a)	4,386	74,343
Swift Transportation Co. (a)	20,993	284,455
Universal Truckload Services, Inc. (a)	580	9,935
Werner Enterprises, Inc.	11,689	292,809

		2,369,255

Utilities: Electrical — 1.8%
Allete, Inc.	8,522	349,743
Atlantic Power Corp. (a)	17,772	270,490
Avista Corp.	15,192	390,282
Black Hills Corp.	10,576	318,232
CH Energy Group, Inc.	4,311	229,604
Central Vermont Public Service Corp.	3,667	132,562
Cleco Corp.	16,362	570,216
Dynegy, Inc. (a)	28,202	174,570
El Paso Electric Co.	11,456	370,029
The Empire District Electric Co.	11,226	216,213
IDACORP, Inc.	13,253	523,493
MGE Energy, Inc.	6,334	256,717
NorthWestern Corp.	9,745	322,657
Otter Tail Corp.	9,796	206,696
PNM Resources, Inc.	23,365	391,130
Pike Electric Corp. (a)	4,786	42,308
Portland General Electric Co.	20,206	510,808
UIL Holdings Corp.	13,638	441,189
Unisource Energy Corp.	9,854	367,850
Unitil Corp.	3,236	85,107

		6,169,896

Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	2,670	106,880
The Laclede Group, Inc.	6,073	229,742
New Jersey Resources Corp.	11,089	494,680
Nicor, Inc.	12,185	667,007
Northwest Natural Gas Co.	7,102	320,513
Piedmont Natural Gas Co.	19,263	582,898
South Jersey Industries, Inc.	8,069	438,228
Southwest Gas Corp.	12,251	473,011
WGL Holdings, Inc.	13,643	525,119

		3,838,078

Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	4,339	95,501

Utilities: Telecommunications — 1.0%
8x8, Inc. (a)	16,098	78,719
Alaska Communications Systems Group, Inc.	12,675	112,427
Atlantic Tele-Network, Inc.	2,567	98,470
Boingo Wireless, Inc. (a)	1,305	11,849
Cbeyond Communications, Inc. (a)	7,559	100,006
Cincinnati Bell, Inc. (a)	54,680	181,538
Cogent Communications Group, Inc. (a)	12,585	214,071
Consolidated Communications Holdings, Inc.	7,053	137,110
Fairpoint Communications, Inc. (a)	5,360	49,366
General Communication, Inc., Class A (a)	11,677	140,941
Global Crossing Ltd. (a)	8,311	318,976
Globalstar, Inc. (a)(b)	26,299	32,348
HickoryTech Corp.	2,507	29,783
ICO Global Communications Holdings Ltd. (a)	38,338	106,196
IDT Corp., Class B	3,794	102,514
inContact, Inc. (a)	7,255	34,461
Iridium Communications, Inc. (a)(b)	11,285	97,615
j2 Global Communications, Inc. (a)	12,439	351,153
Leap Wireless International, Inc. (a)	16,334	265,101
NTELOS Holdings Corp.	8,160	166,627
Neutral Tandem, Inc. (a)	9,144	159,289
ORBCOMM, Inc. (a)	7,056	22,085
PAETEC Holding Corp. (a)	34,397	164,762
Premiere Global Services, Inc. (a)	14,439	115,223
Shenandoah Telecom Co.	6,683	113,745
SureWest Communications	3,170	53,003
Towerstream Corp. (a)	8,319	41,512
USA Mobility, Inc.	5,854	89,332
Vonage Holdings Corp. (a)	37,196	164,034

		3,552,256

Utilities: Water — 0.2%
American States Water Co.	5,040	174,687
Artesian Resources Corp., Class A	2,270	40,906
California Water Service Group	10,803	202,124
Connecticut Water Service, Inc.	2,511	64,231
Consolidated Water Co., Inc.	4,273	39,696
Middlesex Water Co.	4,428	82,272
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Utilities: Water (concluded)
Pennichuck Corp.	551	$15,841
SJW Corp.	3,647	88,403
York Water Co.	3,878	64,181

		772,341

Total Common Stocks — 97.0%		335,896,907

Investment Companies

Asset Management & Custodian — 0.2%
BlackRock Kelso Capital Corp. (d)	19,817	177,758
Gladstone Capital Corp.	5,990	55,348
Hercules Technology Growth Capital, Inc.	12,157	127,892
Pennantpark Investment Corp.	12,406	139,071
Prospect Capital Corp.	26,418	267,086

		767,155

Total Investment Companies — 0.2%		767,155

	Beneficial
	Interest
Other Interests (e)	(000)

Diversified Financial Services — 0.0%
Student Loan Corp.	$1	2,600

Total Other Interests — 0.0%		2,600

Warrants (f)	Shares

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (b)(g)	180	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $238,117,513) — 97.2%		336,666,662

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (d)(h)	5,123,615	$5,123,615

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.07% (d)(h)(i)	$7,981	7,981,404

Total Short-Term Securities (Cost — $13,105,019) — 3.8%		13,105,019

Total Investments Before Short Positions (Cost — $251,222,532*) — 101.0%		349,771,681

Short Positions (j)	Shares

Banks: Savings, Thrift & Mortgage Lending — (0.0%)
People’s United Financial, Inc.	9,086	(122,116)

Total Short Positions (Proceeds — $120,530) — (0.0%)		(122,116)

Total Investments, Net of Short Positions (Cost — $251,102,002) — 101.0%		349,649,565

Liabilities in Excess of Other Assets — (1.0%)		(3,517,084)

Net Assets — 100.0%		$346,132,481

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$263,502,286

Gross unrealized appreciation	$120,435,519
Gross unrealized depreciation	(34,166,124)

Net unrealized appreciation	$86,269,395

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master Small Cap Index Series
(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/			Shares/
	Beneficial		Shares/	Beneficial
	Interest Held		Beneficial	Interest Held	Value
	at December 31,	Shares	Interest	at June 30,	at June 30,	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Loss	Income

BlackRock Kelso Capital Corp	20,122	1,268	(1,573)	19,817	$177,758	$(2,773)	$13,284
BlackRock Liquidity Funds, TempFund, Institutional Class	7,181,244	—	(2,057,629)[1]	5,123,615	$5,123,615	—	$4,665
BlackRock Liquidity Series, LLC
Money Market Series	$8,152,630	—	$(171,226)[1]	$7,981,404	$7,981,404	—	$128,098
PennyMac Mortgage Investment Trust	5,329	3,642	(1,304)	7,667	$127,042	$(2,530)	$5,409

[1]	Represents net shares/beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Acquisition
Issue	Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	—	—

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities.

(j)	In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	Financial futures contracts purchased as of June 30,2011 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

115	Russell	ICE Futures	September 2011	$9,492,100	$254,499
	2000 EMINI	US Indices

•	For Series compliance purposes,the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments (concluded)	Master Small Cap Index Series
The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[2]:
Common Stocks	$335,896,907	—	—	$335,896,907
Investment Companies	767,155	—	—	767,155
Warrants	—	$2,600	—	2,600
Short-Term Securities	5,123,615	7,981,404	—	13,105,019
Liabilities:
Short Positions	(122,116)	—	—	(122,116)

Total	$341,665,561	$7,984,004	—	$349,649,565

[2]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[3]
Assets:
Equity contracts	$254,499	—	—	$254,499

[3]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/ depreciation on the instrument.
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Statement of Assets and Liabilities	Master Small Cap Index Series

June 30, 2011 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $7,981,079) (cost — $237,779,014)	$336,361,862
Investments at value — affiliated (cost — $13,443,518)	13,409,819
Cash pledged as collateral for financial futures contracts	194,000
Contributions receivable from investors	2,768,368
Investments sold receivable	1,102,046
Dividends receivable	410,644
Margin variation receivable	55,104
Securities lending income receivable — affiliated	48,157
Prepaid expenses	9,447

Total assets	354,359,447

Liabilities

Collateral on securities loaned at value	7,981,404
Bank overdraft	79,254
Short positions at value (proceeds — $120,530)	122,116
Investment advisory fees payable	1,979
Other affiliates payable	2,826
Directors’ fees payable	153
Other accrued expenses payable	33,732
Other liabilities payable	5,502

Total liabilities	8,226,966

Net Assets	$346,132,481

Net Assets Consist of

Investors’ capital	$247,330,390
Net unrealized appreciation/depreciation	98,802,091

Net Assets	$346,132,481

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Statement of Operations	Master Small Cap Index Series

Six Months Ended June 30, 2011 (Unaudited)

Investment Income

Dividends — unaffiliated	$1,861,195
Foreign taxes withheld	(488)
Securities lending — affiliated	128,098
Dividends — affiliated	23,358

Total income	2,012,163

Expenses

Investment advisory	17,766
Accounting services	48,351
Custodian	37,174
Professional	35,763
Directors	4,974
Miscellaneous	4,797

Total expenses	148,825
Less fees waived and/or reimbursed by advisor	(16,933)

Total expenses after fees waived and/or reimbursed	131,892

Net investment income	1,880,271

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	16,352,200
Investments — affiliated	(5,303)
Financial futures contracts	(284,631)

16,062,266

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	3,540,895
Financial futures contracts	254,876
Short positions	(1,586)
Foreign currency transactions	29

3,794,214

Total realized and unrealized gain	19,856,480

Net Increase in Net Assets Resulting from Operations	$21,736,751

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Statements of Changes in Net Assets	Master Small Cap Index Series

	Six Months
	Ended
	June 30,	Year Ended
	2011	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010

Operations

Net investment income	$1,880,271	$3,501,724
Net realized gain (loss)	16,062,266	(9,889,317)
Net change in unrealized appreciation/depreciation	3,794,214	60,704,760

Net increase in net assets resulting from operations	21,736,751	54,317,167

Capital Transactions

Proceeds from contributions	81,854,088	226,075,632
Value of withdrawals	(95,630,339)	(171,857,514)

Net increase (decrease) in net assets derived from capital transactions	(13,776,251)	54,218,118

Net Assets

Total increase in net assets	7,960,500	108,535,285
Beginning of period	338,171,981	229,636,696

End of period	$346,132,481	$338,171,981

Financial Highlights	Master Small Cap Index Series

	Six Months
	Ended
	June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	6.07%[1]	27.19%	27.37%	(33.57)%	(1.46)%	18.13%

Ratios to Average Net Assets

Total expenses	0.08%[2]	0.12%	0.09%	0.08%	0.06%	0.07%

Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.07%[2]	0.08%	0.07%	0.07%	0.06%	0.07%

Net investment income	1.06%[2]	1.27%	1.27%	1.60%	1.69%	1.55%

Supplemental Data

Net assets, end of period (000)	$346,132	$338,172	$229,637	$344,720	$630,394	$561,373

Portfolio turnover	17%	42%	43%	42%	26%	40%

[1]	Aggregate total investment return.

[2]	Annualized.
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series
1. Organization and Significant Accounting Policies:
Master Small Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Series:
Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.
The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.
Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.
Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend and interest on the securities loaned but does

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Small Cap Index Series
not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Series accepted only cash collateral in connection with securities loaned.
Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files US federal and various state and local tax returns. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.
Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.
2. Derivative Financial Instruments:
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.
Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.
Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Small Cap Index Series
Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011

	Asset Derivatives
	Statement of
	Assets and
	Liabilities
	Location	Value

	Net
	unrealized
Equity contracts	appreciation*	$254,499

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended June 30, 2011

Net Realized Loss from
Financial Futures Contracts
Equity contracts	$(284,631)

Net Change in Unrealized
Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$254,876

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	82
Average notional value of contracts purchased	$6,603,410

3. Investment Advisory Agreement and Other Transactions with Affiliates:
The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.
The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.
The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement before May 1, 2012 unless approved by the Board, including a majority of the independent directors. For the six months ended June 30, 2011, the Series waived and/or reimbursed $14,724, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.
The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the six months ended June 30, 2011, the Manager waived $2,209, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.
For the six months ended June 30, 2011, the Series reimbursed the Manager $2,262 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2011, BIM received $40,607 in securities lending agent fees related to securities lending activities for the Series.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master Small Cap Index Series
Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.
4. Investments:
Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2011, were $60,835,840 and $69,275,441, respectively.
5. Borrowings:
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.
6. Concentration, Market and Credit Risk:
In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.
As of June 30, 2011, the Series invested a significant portion of its assets in securities in the energy sector. Changes in economic conditions affecting the energy sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.
7. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17—18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master Small Cap Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
Activities and Composition of the Board
The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.
The Agreements
Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.
The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution and fund accounting; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively,“Peers”), as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17—18, 2011 Board meeting.
At an in-person meeting held on May 17—18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.
The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
the Master Portfolio and the representative feeder fund, as applicable, throughout the year.
The Board noted that the representative feeder fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.
The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.
C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the representative feeder fund’s contractual management fee ratio compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.
The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.
In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.
The Board noted that the representative feeder fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)
accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Officers and Directors	Master Small Cap Index Series
Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor	Sub-Advisor	Custodian	Accounting	Legal Counsel	Independent Registered
BlackRock Advisors, LLC Wilmington, DE 19809	BlackRock Investment Management, LLC Princeton, NJ 08540	State Street Bank and Trust Company Boston, MA 02111	Agent State Street Bank and Trust Company Boston, MA 02116	Sidley Austin LLP New York, NY 10019	Public Accounting Firm Deloitte & Touche LLP Princeton, NJ 08540

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)
Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.4%
AGL Energy Ltd.	39,541	$622,397
AMP Ltd.	243,895	1,282,621
ASX Ltd.	15,311	501,640
Alumina Ltd.	213,456	488,875
Amcor Ltd.	105,699	819,056
Asciano Ltd.	261,088	461,599
Australia & New Zealand Banking Group Ltd.	226,256	5,363,358
BGP Holdings Plc	783,183	11
BHP Billiton Ltd.	279,869	13,226,859
Bendigo and Adelaide Bank Ltd.	32,898	313,716
BlueScope Steel Ltd.	161,329	209,952
Boral Ltd.	64,514	305,869
Brambles Ltd.	128,183	996,643
CFS Retail Property Trust	157,954	307,900
CSL Ltd.	47,214	1,678,270
Caltex Australia, Ltd.	11,046	140,156
Coca-Cola Amatil, Ltd.	49,409	606,244
Cochlear Ltd.	4,915	380,409
Commonwealth Bank of Australia Ltd.	134,991	7,602,724
Computershare, Ltd.	37,756	360,645
Crown, Ltd.	38,180	367,017
Dexus Property Group	432,199	409,465
Echo Entertainment Group Ltd. (a)	59,733	263,314
Fairfax Media Ltd.	189,335	199,870
Fortescue Metals Group, Ltd.	109,696	752,676
Foster’s Group Ltd.	170,332	940,852
GPT Group	152,603	518,736
Goodman Group	593,829	450,184
Harvey Norman Holdings, Ltd.	43,462	116,377
Iluka Resources Ltd.	36,056	652,225
Incitec Pivot, Ltd.	141,185	587,997
Insurance Australia Group Ltd.	182,261	666,341
Leighton Holdings Ltd.	12,693	286,327
Lend Lease Group	47,274	456,542
Lynas Corp. Ltd. (a)	145,691	309,397
MacArthur Coal Ltd.	14,042	165,655
Macquarie Group, Ltd.	29,932	1,009,770
Metcash, Ltd.	64,819	289,275
Mirvac Group	300,218	403,792
National Australia Bank Ltd.	189,084	5,227,688
Newcrest Mining Ltd.	66,974	2,713,769
OZ Minerals Ltd.	28,782	409,565
OneSteel Ltd.	112,768	225,197
Orica Ltd.	31,887	924,451
Origin Energy Ltd.	92,504	1,572,821
Paladin Energy, Ltd. (a)	57,611	157,041
QBE Insurance Group Ltd.	92,107	1,709,509
QR National, Ltd. (a)	147,372	536,315
Qantas Airways Ltd. (a)	101,794	201,964
Ramsay Health Care, Ltd.	11,800	230,530
Rio Tinto Ltd.	37,862	3,370,133
SP AusNet	112,442	114,047
Santos Ltd.	77,108	1,124,281
Sims Metal Management, Ltd.	13,902	264,326
Sonic Healthcare Ltd.	33,077	457,736
Stockland	205,344	753,197
Suncorp-Metway Ltd.	112,917	986,993
Tabcorp Holdings Ltd.	59,733	211,310
Tatts Group, Ltd.	118,724	306,528
Telstra Corp. Ltd.	376,796	1,170,851
Toll Holdings, Ltd.	56,864	296,646
Transurban Group	112,554	632,227
Wesfarmers Ltd., Ordinary Shares	87,467	2,997,654
Wesfarmers Ltd., Partially Protected Shares	13,370	463,644
Westfield Group	192,035	1,789,869
Westfield Retail Trust	256,982	749,089
Westpac Banking Corp.	262,211	6,290,906
Woodside Petroleum Ltd.	54,681	2,412,364
Woolworths, Ltd.	106,015	3,163,138
WorleyParsons, Ltd.	16,787	511,115

		86,489,660

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	16,326	855,043
IMMOFINANZ Immobilien Anlagen AG (a)	84,988	362,365
Immoeast AG NPV	30,711	1
OMV AG	14,273	623,536
Raiffeisen Bank International AG	4,394	226,339
Telekom Austria AG	29,064	370,895
Verbund AG	5,702	248,252
Vienna Insurance Group	3,349	184,063
Voestalpine AG	9,839	542,668

		3,413,162

Belgium — 0.9%
Ageas	197,412	534,714
Anheuser-Busch InBev NV	70,002	4,062,732
Bekaert SA	3,397	258,668
Belgacom SA	13,120	467,501
Colruyt SA	6,401	320,243
Delhaize Group	8,815	661,438
Dexia SA (a)	50,077	155,912
Groupe Bruxelles Lambert SA	7,018	623,453
KBC Bancassurance Holding	13,906	545,658
Mobistar SA	2,628	199,352
Solvay SA	5,097	786,954
UCB SA	9,088	408,369
Umicore SA	9,914	540,733

		9,565,727

     Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Bermuda — 0.1%
Seadrill Ltd.	26,709	$939,056

China — 0.0%
Foxconn International Holdings Ltd. (a)	179,313	79,115

Cyprus — 0.0%
Bank of Cyprus Plc	76,169	224,579

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	48	397,613
A.P. Moller — Maersk A/S, Class B	116	1,001,429
Carlsberg A/S, Class B	9,344	1,017,402
Coloplast A/S, Class B	2,006	305,051
DSV A/S	18,798	451,240
Danske Bank A/S (a)	57,482	1,063,870
Novo-Nordisk A/S, Class B	36,494	4,571,941
Novozymes A/S, Class B	4,010	653,374
Pandora A/S	4,920	154,581
TDC A/S	32,016	292,186
Tryg A/S	2,275	131,373
Vestas Wind Systems A/S (a)	17,972	417,200
William Demant Holding A/S (a)	1,985	179,270

		10,636,530

Finland — 0.9%
Elisa Corp.	12,246	263,557
Fortum Oyj	38,452	1,114,926
Kesko Oyj, Class B	5,924	275,510
Kone Oyj, Class B	13,787	866,146
Metso Oyj	10,990	624,763
Neste Oil OYj	10,756	168,735
Nokia Oyj	324,982	2,096,361
Nokian Renkaat Oyj	9,362	470,099
Orion Oyj	8,394	216,513
Outokumpu Oyj	11,706	155,122
Pohjola Bank Plc	11,663	150,875
Rautaruukki Oyj	7,372	166,628
Sampo Oyj	36,252	1,170,381
Sanoma Oyj	6,877	127,605
Stora Enso Oyj, Class R	49,876	523,767
UPM-Kymmene Oyj	45,911	839,995
Wartsila Oyj	14,440	488,289

		9,719,272

France — 9.7%
AXA SA	151,983	3,450,036
Accor SA	12,885	576,443
Aeroports de Paris	2,987	280,878
Air France-KLM (a)	11,270	173,088
Air Liquide	24,818	3,555,480
Alcatel-Lucent SA (a)	200,799	1,158,738
Alstom SA	17,862	1,100,203
Arkema SA	4,767	490,295
Atos Origin SA	4,223	238,549
BNP Paribas SA	83,571	6,444,072
Bouygues SA	20,469	900,107
Bureau Veritas SA	4,701	396,983
CNP Assurances	13,166	286,627
Cap Gemini SA	12,870	753,637
Carrefour SA	50,193	2,063,410
Casino Guichard Perrachon SA	4,781	450,610
Christian Dior SA	4,678	735,120
Cie de Saint-Gobain	34,644	2,245,555
Cie Générale d’Optique Essilor International SA	17,506	1,420,415
Cie Générale de Géophysique — Veritas (a)	12,579	461,011
Cie Générale des Etablissements Michelin	15,277	1,496,225
Credit Agricole SA	84,579	1,270,661
Danone	50,903	3,800,067
Dassault Systèmes SA	5,311	451,650
EDP Renoveveis SA	21,301	835,104
Edenred	13,448	410,314
Eiffage SA	3,633	240,151
Eramet	468	154,842
Eurazeo	2,533	184,690
Eutelsat Communications SA	8,394	377,902
Foncière Des Regions	2,385	252,638
France Telecom SA	162,020	3,445,110
GDF Suez	107,993	3,946,882
Gecina SA	1,890	264,075
Groupe Eurotunnel SA	44,780	501,084
ICADE	2,075	255,610
Iliad SA	1,649	221,293
Imerys SA	2,817	198,163
JC Decaux SA (a)	5,627	180,567
Klepierre	8,990	371,184
L’Oreal SA	20,996	2,724,734
LVMH Moët Hennessy Louis Vuitton SA	21,419	3,848,931
Lafarge SA	17,363	1,106,362
Lagardere S.C.A.	10,554	446,620
Legrand Promesses	16,992	715,235
Metropole Television SA	4,771	110,442
Natixis	75,674	379,687
Neopost SA	2,895	248,737
Pernod-Ricard SA	17,265	1,702,778
Peugeot SA	13,161	590,419
Pinault-Printemps-Redoute	6,586	1,173,000
Publicis Groupe	11,018	615,069
Renault SA	16,934	1,004,700
Safran SA	14,469	617,403
Sanofi-Aventis	97,115	7,811,988
Schneider Electric SA	21,374	3,568,853
Scor SE	14,491	411,314
Société BIC SA	2,488	240,350
Société Générale SA	55,104	3,263,590
Société Television Française 1	9,864	179,936
Sodexo Alliance SA	8,288	649,230
Suez Environnement Co.	23,632	470,941
Technip SA	8,569	918,524
Thales SA	8,580	369,515
Total SA	184,289	10,654,385
Unibail-Rodamco SE	8,053	1,860,651
Vallourec SA	9,863	1,202,455
Veolia Environnement SA	30,730	865,779
Vinci SA	38,657	2,480,907
Vivendi SA	107,654	3,000,633
Wendel SA	2,830	347,531

		99,620,168

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany — 8.8%
Adidas-Salomon AG	18,413	$1,459,812
Allianz AG, Registered Shares	39,558	5,516,236
Axel Springer AG	3,231	159,586
BASF SE	80,045	7,846,115
Bayer AG, Registered Shares	72,069	5,788,333
Bayerische Motoren Werke AG	28,763	2,872,243
Bayerische Motoren Werke AG, Preference Shares	4,752	302,194
Beiersdorf AG	8,774	570,060
Brenntag AG	2,821	328,107
Celesio AG	7,348	146,723
Commerzbank AG (a)	312,309	1,345,169
Continental AG	6,888	725,844
Daimler AG	78,942	5,953,133
Deutsche Bank AG, Registered Shares	81,009	4,781,192
Deutsche Boerse AG	16,848	1,279,260
Deutsche Lufthansa AG	19,985	435,296
Deutsche Post AG	74,425	1,430,794
Deutsche Telekom AG, Registered Shares	245,138	3,825,167
E.ON AG	157,000	4,462,628
Fraport AG	3,268	262,580
Fresenius Medical Care AG	17,253	1,290,437
Fresenius SE & Co. KGaA	10,035	1,047,460
GEA Group AG	15,041	538,657
Hannover Rueckversicherung AG, Registered Shares	5,470	284,472
HeidelbergCement AG	12,363	790,684
Henkel KGaA	11,305	647,971
Henkel KGaA, Preference Shares	15,571	1,082,778
Hochtief AG	3,829	319,955
Infineon Technologies AG	94,294	1,059,520
K+S AG	15,155	1,163,727
Kabel Deutschland Holding AG (a)	6,204	382,170
Lanxess	7,247	594,461
Linde AG	14,694	2,578,009
MAN AG	9,312	1,240,357
Merck KGaA	5,587	607,469
Metro AG	11,158	675,705
Muenchener Rueckversicherungs AG, Registered Shares	16,511	2,520,486
Porsche Automobil Holding SE, Preference Shares	13,443	1,066,333
ProSieben SAT.1 Media AG, Preference Shares	6,266	178,389
RWE AG	36,460	2,025,607
RWE AG, Preference Shares	3,320	169,446
SAP AG	80,191	4,861,841
Salzgitter AG	3,282	250,240
Siemens AG	71,704	9,853,619
Suedzucker AG	5,874	209,156
TUI AG (a)	12,274	133,407
ThyssenKrupp AG	29,345	1,524,697
United Internet AG	9,819	206,424
Volkswagen AG	2,584	475,329
Volkswagen AG, Preference Shares	12,568	2,599,007
Wacker Chemie AG	1,427	308,232

		90,176,517

Greece — 0.2%
Alpha Bank AE (a)	43,309	218,100
Coca-Cola Hellenic Bottling Co. SA	16,481	442,695
EFG Eurobank Ergasias SA (a)	27,241	127,781
Hellenic Telecommunications Organization SA	21,160	197,428
National Bank of Greece SA (a)	85,219	612,803
OPAP SA	19,756	308,550
Public Power Corp.	9,559	137,056

		2,044,413

Hong Kong — 2.7%
AIA Group Ltd. (a)	681,200	2,371,275
ASM Pacific Technology, Ltd.	16,504	226,927
BOC Hong Kong Holdings Ltd.	325,400	947,878
Bank of East Asia Ltd.	134,932	555,514
CLP Holdings Ltd.	167,187	1,483,128
Cathay Pacific Airways Ltd.	99,263	230,912
Cheung Kong Holdings Ltd.	121,835	1,789,151
Cheung Kong Infrastructure Holdings Ltd.	37,500	195,100
Esprit Holdings Ltd.	105,987	331,157
Galaxy Entertainment Group Ltd. (a)	107,000	230,166
Hang Lung Group Ltd.	75,000	476,227
Hang Lung Properties Ltd.	218,000	896,339
Hang Seng Bank Ltd.	66,953	1,071,004
Henderson Land Development Co., Ltd.	95,491	617,497
The Hong Kong & China Gas Ltd.	408,450	929,185
Hong Kong Exchanges and Clearing Ltd.	89,727	1,889,368
Hopewell Holdings Ltd.	46,849	148,618
Hutchison Whampoa Ltd.	186,176	2,017,208
Hysan Development Co., Ltd.	54,791	271,808
Kerry Properties Ltd.	63,000	304,507
The Link REIT	192,914	658,991
Li & Fung Ltd.	491,980	983,315
Lifestyle International Holdings Ltd.	52,466	153,494
MTR Corp.	127,000	451,703
Map Group	31,261	112,259
NWS Holdings, Ltd.	109,500	146,791
New World Development Ltd.	203,484	308,933
Orient Overseas International Ltd.	18,057	116,745
PCCW, Ltd.	321,000	138,517
Power Assets Holdings Ltd.	119,500	904,500
SJM Holdings, Ltd.	147,000	349,695
Sands China Ltd. (a)	210,600	570,841
Shangri-La Asia, Ltd.	129,905	318,919
Sino Land Co., Ltd.	228,421	367,373
Sun Hung Kai Properties Ltd.	123,324	1,802,698
Swire Pacific Ltd., Class A, Class A	64,077	943,401
Wharf Holdings Ltd.	130,357	909,047
Wheelock & Co., Ltd.	81,000	325,812
Wing Hang Bank, Ltd.	14,500	159,110
Wynn Macau Ltd.	136,400	446,677
Yue Yuen Industrial Holdings, Ltd.	63,785	202,900

		27,354,690

Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc	62,267	1,379,956
Elan Corp. Plc (a)	42,771	490,929
James Hardie Industries SE (a)	37,231	235,881
Kerry Group Plc	12,192	502,293
Ryanair Holdings Plc	29,444	150,151

		2,759,211

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Israel — 0.7%
Bank Hapoalim Ltd.	91,371	$456,722
Bank Leumi Le-Israel BM	104,733	495,220
Bezeq Israeli Telecommunication Corp., Ltd.	156,262	395,610
Cellcom Israel, Ltd.	4,972	138,727
Delek Group, Ltd.	395	88,781
Elbit Systems Ltd.	2,059	97,887
Israel Chemicals Ltd.	38,577	615,616
The Israel Corp. Ltd.	197	215,382
Israel Discount Bank Ltd. (a)	63,946	126,071
Makhteshim-Agan Industries, Ltd. (a)	18,550	103,651
Mizrahi Tefahot Bank, Ltd.	10,047	106,929
Nice Systems, Ltd. (a)	5,144	185,984
Partner Communications Co., Ltd.	7,239	109,159
Teva Pharmaceutical Industries Ltd.	81,949	3,952,339

		7,088,078

Italy — 2.6%
A2A SpA	94,579	147,313
Assicurazioni Generali SpA	101,508	2,140,036
Atlantia SpA	27,490	585,382
Autogrill SpA	9,990	131,190
Banca Carige SpA	58,018	131,385
Banca Monte dei Paschi di Siena SpA	371,709	281,357
Banco Popolare SpA	151,959	349,964
Enel Green Power SpA	154,583	426,346
Enel SpA	574,395	3,753,195
Eni SpA	209,447	4,963,671
Exor SpA	5,439	170,114
Fiat Industrial SpA (a)	65,697	848,517
Fiat SpA	65,530	720,048
Finmeccanica SpA	36,147	437,367
Intesa Sanpaolo SpA	875,784	2,332,016
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	76,292	164,456
Luxottica Group SpA	9,883	317,315
Mediaset SpA	61,786	290,459
Mediobanca SpA	44,507	450,724
Parmalat SpA (a)	104,061	391,445
Pirelli & C SpA	20,321	219,745
Prysmian SpA	18,305	368,483
Saipem SpA	22,912	1,183,182
Snam Rete Gas SpA	138,325	818,746
Telecom Italia SpA	811,255	1,128,447
Telecom Italia SpA, Non-Convertible Savings Shares	529,336	615,817
Terna SpA	103,110	479,415
UniCredit SpA	1,181,036	2,499,917
Unione di Banche Italiane ScpA	67,197	378,247

		26,724,299

Japan — 19.7%
ABC-Mart, Inc.	2,200	89,222
Advantest Corp.	12,400	228,277
Aeon Co. Ltd.	52,100	628,854
Aeon Credit Service Co. Ltd.	7,100	97,248
Aeon Mall Co., Ltd.	6,000	145,349
Air Water, Inc.	12,000	144,560
Aisin Seiki Co. Ltd.	16,700	646,215
Ajinomoto Co., Inc.	59,000	700,439
Alfresa Holdings Corp.	3,200	124,362
All Nippon Airways Co. Ltd.	75,000	244,651
Amada Co., Ltd.	30,000	230,674
Aozora Bank Ltd.	46,000	106,630
Asahi Breweries Ltd.	33,700	678,836
Asahi Glass Co., Ltd.	87,100	1,019,268
Asahi Kasei Corp.	110,000	741,294
Asics Corp.	13,000	194,042
Astellas Pharma Inc.	39,100	1,517,122
The Bank of Kyoto Ltd.	29,000	267,013
The Bank of Yokohama Ltd.	108,000	539,897
Benesse Holdings, Inc.	5,900	253,474
Bridgestone Corp.	56,500	1,301,790
Brother Industries Ltd.	20,000	295,835
Canon, Inc.	98,800	4,699,550
Casio Computer Co., Ltd.	20,100	141,852
Central Japan Railway Co.	133	1,045,552
The Chiba Bank Ltd.	69,000	431,821
Chiyoda Corp.	13,000	149,851
Chubu Electric Power Co., Inc.	60,600	1,183,441
Chugai Pharmaceutical Co., Ltd.	19,700	323,034
The Chugoku Bank Ltd.	16,000	197,947
The Chugoku Electric Power Co., Inc.	26,300	455,378
Citizen Holdings Co., Ltd.	23,400	140,074
Coca-Cola West Co., Ltd.	5,600	107,302
Cosmo Oil Co., Ltd.	50,000	142,347
Credit Saison Co., Ltd.	13,500	227,253
Dai Nippon Printing Co., Ltd.	48,000	540,979
The Dai-ichi Life Insurance Co.	794	1,113,456
Daicel Chemical Industries Ltd.	26,000	171,764
Daido Steel Co., Ltd.	25,000	167,233
Daihatsu Motor Co. Ltd.	16,000	272,298
Daiichi Sankyo Co., Ltd.	58,800	1,149,014
Daikin Industries Ltd.	20,400	723,106
Dainippon Sumitomo Pharma Co., Ltd.	13,400	127,341
Daito Trust Construction Co., Ltd.	6,400	543,359
Daiwa House Industry Co. Ltd.	41,000	517,366
Daiwa Securities Group Inc.	144,000	634,449
Dena Co. Ltd.	8,500	365,555
Denki Kagaku Kogyo KK	41,000	197,666
Denso Corp.	42,800	1,591,837
Dentsu Inc.	15,613	462,152
East Japan Railway Co.	29,749	1,703,749
Eisai Co., Ltd.	21,800	850,543
Electric Power Development Co.	9,900	267,595
Elpida Memory, Inc. (a)	16,600	195,527
FANUC Corp.	16,800	2,809,346
FUJIFILM Holdings Corp.	40,100	1,250,678
FamilyMart Co., Ltd.	5,900	216,631
Fast Retailing Co., Ltd.	4,700	760,123
Fuji Electric Co., Ltd.	48,800	152,451
Fuji Heavy Industries Ltd.	53,000	411,864
Fujitsu Ltd.	165,000	943,123
Fukuoka Financial Group, Inc.	65,000	271,673
Furukawa Electric Co., Ltd.	54,000	225,455
GS Yuasa Corp.	32,000	213,566
Gree, Inc. (a)	8,500	185,816
The Gunma Bank Ltd.	32,000	169,133
The Hachijuni Bank, Ltd.	35,000	196,662
Hakuhodo DY Holdings, Inc.	2,070	110,546
Hamamatsu Photonics KK	5,600	242,126
Hino Motors Ltd.	23,000	134,310
Hirose Electric Co., Ltd.	2,900	297,276
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
The Hiroshima Bank Ltd.	41,000	$178,925
Hisamitsu Pharmaceutical Co., Inc.	5,200	221,523
Hitachi Chemical Co., Ltd.	8,500	168,634
Hitachi Construction Machinery Co., Ltd.	10,000	224,176
Hitachi High-Technologies Corp.	6,000	131,463
Hitachi Ltd.	394,000	2,338,390
Hitachi Metals Ltd.	14,000	197,828
Hokkaido Electric Power Co., Inc.	16,100	267,805
Hokuhoku Financial Group, Inc.	104,100	206,210
Hokuriku Electric Power Co.	14,900	284,339
Honda Motor Co., Ltd.	142,000	5,470,823
Hoya Corp.	37,600	832,408
IHI Corp.	112,000	289,403
ITOCHU Corp.	132,400	1,377,073
Ibiden Co., Ltd.	10,200	319,341
Idemitsu Kosan Co., Ltd.	2,000	213,446
Inpex Holdings, Inc.	190	1,404,704
Isetan Mitsukoshi Holdings Ltd.	31,505	308,647
Isuzu Motors, Ltd.	106,000	501,797
Itochu Techno-Solutions Corp.	2,600	92,294
The Iyo Bank, Ltd.	20,000	184,120
J Front Retailing Co., Ltd.	44,600	197,028
JFE Holdings, Inc.	40,100	1,102,816
JGC Corp.	18,000	493,148
JS Group Corp.	22,900	590,659
JSR Corp.	15,100	292,685
JTEKT Corp.	19,900	293,222
JX Holdings, Inc.	194,160	1,305,928
Japan Petroleum Exploration Co.	2,400	112,673
Japan Prime Realty Investment Corp.	58	153,598
Japan Real Estate Investment Corp.	42	413,232
Japan Retail Fund Investment Corp.	133	204,957
The Japan Steel Works, Ltd.	28,000	191,936
Japan Tobacco, Inc.	396	1,528,588
The Joyo Bank, Ltd.	54,000	226,865
Jupiter Telecommunications Co., Ltd.	148	165,579
KDDI Corp.	255	1,834,709
Kajima Corp.	69,800	200,249
Kamigumi Co., Ltd.	21,000	196,262
Kaneka Corp.	25,000	164,265
The Kansai Electric Power Co., Inc.	64,800	1,290,407
Kansai Paint Co., Ltd.	18,000	164,001
Kao Corp.	47,100	1,238,456
Kawasaki Heavy Industries Ltd.	125,000	498,034
Kawasaki Kisen Kaisha, Ltd.	65,000	227,250
Keikyu Corp.	43,000	310,072
Keio Electric Railway Co., Ltd.	53,000	292,326
Keisei Electric Railway Co., Ltd.	24,000	142,034
Keyence Corp.	3,620	1,027,829
Kikkoman Corp.	13,000	137,005
Kinden Corp.	12,000	102,669
Kintetsu Corp.	141,000	452,812
Kirin Holdings Co., Ltd.	72,000	1,003,746
Kobe Steel Ltd.	214,000	486,648
Koito Manufacturing Co., Ltd.	8,000	139,803
Komatsu Ltd.	83,100	2,594,642
Konami Corp.	8,200	194,225
Konica Minolta Holdings, Inc.	42,000	350,804
Kubota Corp.	100,000	887,157
Kuraray Co., Ltd.	30,900	452,685
Kurita Water Industries, Ltd.	10,200	304,296
Kyocera Corp.	13,400	1,364,361
Kyowa Hakko Kirin Co. Ltd.	24,000	228,934
Kyushu Electric Power Co., Inc.	34,700	624,795
Lawson, Inc.	5,500	288,535
MS&AD Insurance Group Holdings, Inc.	50,270	1,176,661
Mabuchi Motor Co., Ltd.	2,100	105,982
Makita Corp.	10,000	465,989
Marubeni Corp.	145,000	963,642
Marui Group Co., Ltd.	18,800	142,779
Maruichi Steel Tube, Ltd.	3,700	91,727
Mazda Motor Corp. (a)	128,400	338,360
McDonald’s Holdings Co. Japan, Ltd.	5,500	139,842
Medipal Holdings Corp.	12,200	108,132
Meiji Holdings Co., Ltd.	5,793	244,244
Minebea Co., Ltd.	28,000	149,391
Miraca Holdings, Inc.	5,100	206,635
Mitsubishi Chemical Holdings Corp.	116,500	825,534
Mitsubishi Corp.	118,700	2,964,871
Mitsubishi Electric Corp.	168,000	1,951,505
Mitsubishi Estate Co., Ltd.	110,000	1,930,494
Mitsubishi Gas Chemical Co., Inc.	36,000	263,755
Mitsubishi Heavy Industries Ltd.	266,200	1,251,732
Mitsubishi Logistics Corp.	9,000	101,244
Mitsubishi Materials Corp.	94,000	296,170
Mitsubishi Motors Corp. (a)	349,000	425,786
Mitsubishi Tanabe Pharma Corp.	18,900	316,322
Mitsubishi UFJ Financial Group, Inc.	1,109,874	5,408,789
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,260	203,567
Mitsui & Co. Ltd.	152,200	2,631,557
Mitsui Chemicals, Inc.	70,000	255,070
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	128,832
Mitsui Fudosan Co. Ltd.	74,000	1,274,494
Mitsui OSK Lines Ltd.	100,000	538,076
Mizuho Financial Group, Inc.	1,784,440	2,932,955
Mizuho Securities Co., Ltd. (a)	48,300	116,407
Mizuho Trust & Banking Co., Ltd.	136,000	120,496
Murata Manufacturing Co., Ltd.	17,700	1,183,394
NEC Corp. (a)	231,000	527,506
NGK Insulators Ltd.	23,000	428,480
NGK Spark Plug Co., Ltd.	15,000	207,262
NHK Spring Co., Ltd.	12,000	122,713
NKSJ Holdings, Inc.	129,100	852,084
NOK Corp.	8,400	143,956
NSK Ltd.	40,000	399,329
NTN Corp.	41,000	233,562
NTT Data Corp.	109	362,248
NTT DoCoMo, Inc.	1,333	2,380,660
NTT Urban Development Corp.	89	76,345
Nabtesco Corp.	9,000	218,027
Namco Bandai Holdings, Inc.	17,300	208,247
Nidec Corp.	9,500	886,923
Nikon Corp.	29,300	692,896
Nintendo Co., Ltd.	8,700	1,633,758
Nippon Building Fund, Inc.	48	469,060
Nippon Electric Glass Co., Ltd.	34,500	442,674
Nippon Express Co., Ltd.	77,000	312,013
Nippon Meat Packers, Inc.	15,000	215,174
Nippon Paper Group, Inc.	8,894	197,349
Nippon Sheet Glass Co., Ltd.	75,000	233,195
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Nippon Steel Corp.	448,000	$1,453,379
Nippon Telegraph & Telephone Corp.	41,776	2,014,933
Nippon Yusen KK	134,000	497,855
The Nishi-Nippon City Bank Ltd.	56,000	165,413
Nissan Motor Co., Ltd.	216,600	2,276,295
Nisshin Seifun Group, Inc.	15,500	193,731
Nisshin Steel Co., Ltd.	62,000	118,574
Nissin Foods Holdings Co., Ltd.	5,500	200,355
Nitori Holdings Co., Ltd.	3,150	298,966
Nitto Denko Corp.	14,210	722,026
Nomura Holdings, Inc.	307,300	1,516,430
Nomura Real Estate Holdings, Inc.	8,300	138,387
Nomura Real Estate Office Fund, Inc.	25	165,515
Nomura Research Institute Ltd.	9,400	205,899
OJI Paper Co., Ltd.	74,000	354,910
ORIX Corp.	9,260	900,737
Obayashi Corp.	58,000	253,330
Odakyu Electric Railway Co., Ltd.	57,000	452,586
Olympus Corp.	18,900	637,725
Omron Corp.	17,900	497,770
Ono Pharmaceutical Co., Ltd.	7,600	406,588
Oracle Corp. Japan	3,200	139,455
Oriental Land Co., Ltd.	4,300	364,760
Osaka Gas Co., Ltd.	169,000	641,036
Otsuka Corp.	1,300	80,937
Otsuka Holdings Co., Ltd.	21,900	579,488
Panasonic Corp.	191,900	2,346,796
Rakuten, Inc.	631	653,100
Resona Holdings, Inc.	164,256	772,796
Ricoh Co., Ltd.	60,000	665,603
Rinnai Corp.	2,700	194,979
Rohm Co., Ltd.	8,600	493,394
SBI Holdings, Inc.	1,670	155,194
SMC Corp.	4,700	847,269
Sankyo Co., Ltd.	4,500	232,504
Santen Pharmaceutical Co., Ltd.	6,300	255,401
Secom Co., Ltd.	18,600	891,806
Sega Sammy Holdings, Inc.	18,732	362,103
Seiko Epson Corp.	11,900	206,272
Sekisui Chemical Co., Ltd.	40,000	341,763
Sekisui House Ltd.	49,000	456,243
Seven & I Holdings Co., Ltd.	65,600	1,764,245
Seven Bank Ltd.	44	87,924
Sharp Corp.	86,000	784,838
Shikoku Electric Power Co., Inc.	16,200	367,886
Shimadzu Corp.	20,000	183,184
Shimamura Co., Ltd.	1,900	181,123
Shimano, Inc.	6,500	357,593
Shimizu Corp.	53,000	220,882
Shin-Etsu Chemical Co. Ltd.	35,700	1,913,582
Shinsei Bank Ltd.	116,000	116,029
Shionogi & Co., Ltd.	26,300	430,677
Shiseido Co., Ltd.	31,000	578,649
The Shizuoka Bank Ltd.	52,000	478,134
Showa Denko KK	129,000	267,213
Showa Shell Sekiyu KK	17,300	160,671
Softbank Corp.	75,200	2,847,995
Sojitz Corp.	113,700	212,981
Sony Corp.	87,300	2,303,433
Sony Financial Holdings, Inc.	15,800	285,657
Square Enix Holdings Co., Ltd.	5,300	95,387
Stanley Electric Co., Ltd.	13,500	236,988
Sumco Corp. (a)	10,600	179,462
Sumitomo Chemical Co., Ltd.	137,000	684,053
Sumitomo Corp.	97,300	1,323,694
Sumitomo Electric Industries Ltd.	65,100	949,525
Sumitomo Heavy Industries Ltd.	49,000	342,014
Sumitomo Metal Industries Ltd.	292,000	655,966
Sumitomo Metal Mining Co., Ltd.	46,000	755,745
Sumitomo Mitsui Financial Group, Inc.	116,750	3,599,950
Sumitomo Mitsui Trust Holdings, Inc.	268,820	935,690
Sumitomo Realty & Development Co., Ltd.	31,000	692,838
Sumitomo Rubber Industries Ltd.	14,400	174,256
Suruga Bank Ltd.	18,000	156,932
Suzuken Co., Ltd.	5,700	131,495
Suzuki Motor Corp.	28,900	651,450
Sysmex Corp.	6,200	233,194
T&D Holdings, Inc.	24,950	593,864
TDK Corp.	10,800	595,744
THK Co., Ltd.	11,000	281,123
Taisei Corp.	93,000	213,426
Taisho Pharmaceutical Co., Ltd.	10,000	225,293
Taiyo Nippon Sanso Corp.	22,000	175,207
Takashimaya Co., Ltd.	22,000	151,776
Takeda Pharmaceutical Co., Ltd.	69,100	3,193,588
Teijin, Ltd.	84,000	370,258
Terumo Corp.	14,800	801,191
Tobu Railway Co., Ltd.	89,000	374,628
Toho Co. Ltd.	9,900	164,385
Toho Gas Co., Ltd.	35,000	189,403
Tohoku Electric Power Co., Inc.	39,300	567,121
Tokio Marine Holdings, Inc.	62,700	1,755,248
The Tokyo Electric Power Co., Inc.	125,500	508,042
Tokyo Electron, Ltd.	15,200	831,179
Tokyo Gas Co., Ltd.	224,000	1,010,992
Tokyu Corp.	100,000	415,746
Tokyu Land Corp.	38,000	161,446
TonenGeneral Sekiyu KK	24,000	295,210
Toppan Printing Co., Ltd.	51,000	395,687
Toray Industries, Inc.	129,700	957,728
Toshiba Corp.	353,000	1,861,138
Tosoh Corp.	45,000	180,705
Toto Ltd.	27,000	210,144
Toyo Seikan Kaisha Ltd.	14,000	235,715
Toyo Suisan Kaisha Ltd.	8,000	189,261
Toyoda Gosei Co., Ltd.	5,700	129,444
Toyota Boshoku Corp.	5,100	84,737
Toyota Industries Corp.	15,700	518,340
Toyota Motor Corp.	240,300	9,895,359
Toyota Tsusho Corp.	17,900	307,215
Trend Micro, Inc.	9,100	282,712
Tsumura & Co.	5,000	159,844
USS Co., Ltd.	1,940	150,493
Ube Industries Ltd.	87,000	261,926
Uni-charm Corp.	9,800	428,160
Ushio, Inc.	8,700	172,019
West Japan Railway Co.	15,000	585,585
Yahoo! Japan Corp.	1,308	450,143
Yakult Honsha Co., Ltd.	8,900	257,451
Yamada Denki Co., Ltd.	7,250	590,727
Yamaguchi Financial Group, Inc.	20,000	186,585
Yamaha Corp.	13,300	151,680
Yamaha Motor Co., Ltd. (a)	24,300	446,334
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Yamato Holdings Co., Ltd.	35,100	$552,148
Yamato Kogyo Co., Ltd.	3,800	118,336
Yamazaki Baking Co., Ltd.	10,000	133,891
Yaskawa Electric Corp.	19,000	213,308
Yokogawa Electric Corp. (a)	17,700	151,067

		202,435,781

Luxembourg — 0.5%
ArcelorMittal	74,455	2,589,269
Millicom International Cellular SA	6,655	697,240
SES Global	26,021	730,975
Tenaris SA	41,257	943,094

		4,960,578

Netherlands — 2.7%
ASML Holding NV	37,661	1,389,116
Aegon NV (a)	151,377	1,031,486
Akzo Nobel NV	20,364	1,286,613
Corio NV	5,006	331,532
Delta Lloyd NV	8,681	206,199
European Aeronautic Defence and Space Co. NV	35,355	1,183,246
Fugro NV	5,871	422,875
Heineken Holding NV	10,182	521,251
Heineken NV	22,387	1,347,404
ING Groep NV CVA (a)	334,126	4,117,603
Koninklijke Ahold NV	104,421	1,403,968
Koninklijke Boskalis Westminster NV	6,070	287,213
Koninklijke DSM NV	13,498	875,972
Koninklijke KPN NV	137,009	1,992,796
Koninklijke Philips Electronics NV	85,486	2,196,994
Koninklijke Vopak NV	5,984	293,060
QIAGEN NV (a)	20,535	393,676
Randstad Holding NV	10,253	474,077
Reed Elsevier NV	59,247	795,908
SBM Offshore NV	14,390	380,479
STMicroelectronics NV	54,709	544,557
TNT Express NV (a)	32,142	333,360
TNT NV	29,064	246,284
Unilever NV	141,973	4,659,643
Wolters Kluwer NV	25,969	575,748

		27,291,060

New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	150,346
Contact Energy, Ltd.	29,916	132,933
Fletcher Building Ltd.	59,637	426,739
Sky City Ltd.	51,491	154,758
Telecom Corp. of New Zealand Ltd.	173,312	353,231

		1,218,007

Norway — 0.8%
Aker Solutions ASA	14,045	280,612
DnB NOR ASA	84,493	1,177,115
Gjensidige Forsikring ASA	17,265	212,806
Norsk Hydro ASA	80,174	613,733
Orkla ASA	66,423	632,385
Renewable Energy Corp. ASA (a)	39,887	68,381
Statoil ASA	96,798	2,450,538
Subsea 7 SA (a)	24,130	617,177
Telenor ASA	65,807	1,076,951
Yara International ASA	16,601	932,731

		8,062,429

Portugal — 0.2%
Banco Comercial Portugues SA, Registered Shares (a)	286,234	170,254
Banco Espirito Santo SA, Registered Shares	44,077	164,319
Cimpor Cimentos de Portugal SGPS SA	16,593	126,682
Energias de Portugal SA	167,759	595,350
Galp Energia SGPS SA	20,400	486,534
Jeronimo Martins SGPS SA	19,417	372,916
Portugal Telecom SGPS SA, Registered Shares	57,888	569,083

		2,485,138

Singapore — 1.7%
Ascendas Real Estate Investment Trust	150,962	251,088
CapitaLand Ltd.	223,749	531,546
CapitaMall Trust	163,700	249,522
CapitaMalls Asia Ltd.	110,000	132,067
City Developments, Ltd.	42,535	361,160
ComfortDelGro Corp., Ltd.	153,816	183,091
Cosco Corp. (Singapore) Ltd.	81,002	129,151
DBS Group Holdings Ltd.	152,407	1,823,133
Fraser and Neave Ltd.	78,096	368,991
Genting Singapore Plc (a)	536,227	845,431
Global Logistic Properties Ltd. (a)	159,000	267,115
Golden Agri-Resources, Ltd.	586,251	325,689
Hutchison Port Holdings Trust (a)	460,000	388,700
Jardine Cycle & Carriage Ltd.	9,721	341,104
Keppel Corp. Ltd.	123,577	1,118,081
Keppel Land Ltd.	66,000	195,022
Neptune Orient Lines Ltd.	73,350	91,739
Noble Group Ltd.	332,840	535,992
Olam International, Ltd.	117,900	262,092
Oversea-Chinese Banking Corp. Ltd.	217,914	1,664,503
SembCorp Industries, Ltd.	89,590	364,831
SembCorp Marine Ltd.	74,197	321,095
Singapore Airlines Ltd.	47,009	544,092
Singapore Exchange, Ltd.	76,000	467,012
Singapore Press Holdings Ltd.	133,316	423,682
Singapore Technologies Engineering, Ltd.	130,213	319,740
Singapore Telecommunications Ltd.	698,132	1,799,459
StarHub, Ltd.	52,157	118,612
UOL Group Ltd.	38,457	156,163
United Overseas Bank Ltd.	107,572	1,727,084
Wilmar International Ltd.	168,670	746,198
Yangzijiang Shipbuilding Holdings Ltd.	161,183	192,302

		17,245,487

Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	12,194	575,534
Abertis Infraestructuras SA	31,814	710,076
Acciona SA	2,167	230,072
Acerinox SA	8,050	146,788
Amadeus IT Holding SA, Class A (a)	21,210	440,866
Banco Bilbao Vizcaya Argentaria SA	371,990	4,366,710
Banco de Sabadell SA	97,907	403,876
Banco Popular Espanol SA	82,933	466,627
Banco Santander SA	735,560	8,473,753
Bankinter SA	18,086	122,690
Criteria Caixacorp SA	72,524	505,012
EDP Renovaveis SA (a)	19,120	126,127
Enagas SA	15,149	366,820
Ferrovial SA	31,418	396,983
Fomento de Construcciones y Contratas SA	4,167	127,120
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain (concluded)
Gas Natural SDG SA	27,842	$583,156
Gestevision Telecinco SA	13,979	121,547
Grifols SA	11,816	237,037
Iberdrola Renovables	75,820	334,934
Iberdrola SA (a)	330,956	2,944,446
Inditex SA	19,069	1,737,448
Indra Sistemas SA	8,623	177,875
International Consolidated Airlines Group SA (a)	79,390	323,369
Mapfre SA	62,698	232,624
Red Electrica de Espana	9,332	562,953
Repsol YPF SA	69,018	2,393,922
Telefonica SA	357,972	8,743,011
Zardoya Otis SA	13,552	199,117
Zardoya Otis SA (a)	11,840	8,980

		36,059,473

Sweden — 3.0%
Alfa Laval AB	29,044	626,373
Assa Abloy AB, Series B	26,989	725,417
Atlas Copco AB, Class A	58,509	1,540,913
Atlas Copco AB, Class B	33,806	797,515
Boliden AB	23,635	436,506
Electrolux AB	20,851	498,674
Getinge AB, Class B	17,462	469,578
Hennes & Mauritz AB, B Shares	88,816	3,062,475
Hexagon AB	22,073	543,485
Holmen AB, Class B	4,661	145,342
Husqvarna AB	38,981	258,279
Industrivarden AB	9,633	159,400
Investor AB	40,154	920,857
Kinnevik Investment AB	17,419	386,910
Modern Times Group AB	4,086	270,240
Nordea Bank AB	230,162	2,471,941
Ratos AB	16,128	310,004
SKF AB	34,197	990,165
SSAB AB, Series A	13,368	199,716
Sandvik AB	87,804	1,538,269
Scania AB	27,457	637,356
Securitas AB	26,566	281,273
Skandinaviska Enskilda Banken AB, Class A	124,181	1,015,362
Skanska AB, Class B	34,795	623,733
Svenska Cellulosa AB	49,334	695,587
Svenska Handelsbanken, Class A	42,951	1,324,290
Swedbank AB, Class A	71,225	1,197,714
Swedish Match AB	18,829	632,207
Tele2 AB	27,468	542,165
Telefonaktiebolaget LM Ericsson	262,867	3,784,103
TeliaSonera AB	189,163	1,387,606
Volvo AB, B Shares	119,887	2,098,775

		30,572,230

Switzerland — 8.2%
ABB Ltd. (a)	191,049	4,963,894
Actelion Ltd. (a)	9,476	467,581
Adecco SA, Registered Shares (a)	11,406	732,098
Aryzta AG	7,164	384,764
Baloise Holding AG	4,070	419,968
Compagnie Financière Richemont SA	45,666	2,992,632
Crédit Suisse Group AG	98,302	3,831,047
GAM Holdings Ltd. (a)	17,488	287,737
Geberit AG (a)	3,365	798,312
Givaudan SA	721	762,722
Holcim Ltd. (a)	21,374	1,616,409
Julius Baer Group Ltd. (a)	17,891	739,042
Kuehne & Nagel International AG	4,696	713,440
Lindt & Spruengli AG	83	258,650
Lindt & Spruengli AG, Registered Shares	9	328,046
Lonza Group AG, Registered Shares	4,333	339,460
Nestlé SA, Registered Shares	301,959	18,790,453
Novartis AG, Registered Shares	203,381	12,464,634
Pargesa Holding SA	2,484	230,221
Roche Holding AG	61,226	10,250,500
SGS SA	471	894,682
Schindler Holding AG	4,208	511,799
Schindler Holding AG, Registered Shares	1,929	234,256
Sika AG	184	444,162
Sonova Holding AG (a)	4,234	395,324
Straumann Holding AG, Registered Shares	656	158,198
Sulzer AG	2,068	337,187
The Swatch Group Ltd., Bearer Shares	2,665	1,345,045
The Swatch Group Ltd., Registered Shares	3,649	328,082
Swiss Life Holding	2,716	445,428
Swiss Reinsurance Co., Registered Shares (a)	30,572	1,716,686
Swisscom AG	2,051	940,254
Syngenta AG, Registered Shares	8,278	2,797,553
Synthes, Inc.	5,765	1,014,146
Transocean Ltd.	27,846	1,817,905
UBS AG (a)	317,167	5,788,159
Zurich Financial Services AG (a)	12,646	3,199,939

		83,740,415

United Kingdom — 20.8%
3i Group Plc	84,667	382,338
ARM Holdings Plc	118,543	1,114,732
Admiral Group Plc	17,676	471,377
Aggreko Plc	23,635	732,272
Amec Plc	28,479	497,630
Anglo American Plc	115,065	5,706,527
Antofagasta Plc	33,994	760,722
Associated British Foods Plc	30,780	535,508
AstraZeneca Plc	121,242	6,059,831
Autonomy Corp. Plc (a)	19,858	543,951
Aviva Plc	246,758	1,736,940
BAE Systems Plc	296,607	1,517,340
BG Group Plc	295,261	6,704,173
BHP Billiton Plc	190,175	7,472,694
BP Plc	1,638,262	12,062,510
BT Group Plc	675,124	2,189,025
Babcock International Group Plc	30,277	346,226
Balfour Beatty Plc	60,162	298,281
Barclays Plc	1,008,618	4,137,705
British American Tobacco Plc	174,017	7,630,922
British Land Co. Plc	72,206	705,963
British Sky Broadcasting Group Plc	100,004	1,357,664
Bunzl Plc	27,854	348,806
Burberry Group Plc	38,491	895,095
Cairn Energy Plc (a)	120,406	802,979
The Capita Group Plc	53,066	609,482
Capital Shopping Centres Group Plc	47,118	302,294
Carnival Plc	15,993	619,695
Centrica Plc	447,836	2,325,377
Cobham Plc	100,563	341,303
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (continued)
Compass Group Plc	165,397	$1,594,782
Diageo Plc	218,265	4,465,469
Essar Energy Plc (a)	29,542	193,785
Eurasian Natural Resources Corp. Plc	21,888	274,640
Experian Plc	87,473	1,114,223
Fresnillo Plc	15,122	340,647
G4S Plc	123,087	553,310
GlaxoSmithKline Plc	452,024	9,688,800
Glencore International Plc (a)	71,533	563,702
HSBC Holdings Plc	1,543,080	15,299,227
Hammerson Plc	62,940	486,605
Home Retail Group	71,142	187,017
ICAP Plc	49,487	375,326
ITV Plc (a)	324,878	373,036
Imperial Tobacco Group Plc	88,550	2,948,049
Inmarsat Plc	39,692	354,193
Intercontinental Hotels Group Plc	25,177	515,393
International Power Plc	132,634	685,021
Intertek Group Plc	13,998	443,623
Invensys Plc	73,110	378,167
Investec Plc	41,548	337,245
J Sainsbury Plc	105,468	558,691
Johnson Matthey Plc	18,713	590,938
Kazakhmys Plc	18,615	412,639
Kingfisher Plc	208,593	896,029
Land Securities Group Plc	67,387	921,857
Legal & General Group Plc	517,011	979,433
Lloyds TSB Group Plc (a)	3,555,382	2,793,939
London Stock Exchange Group Plc	12,623	215,058
Lonmin Plc	14,124	329,602
Man Group Plc	161,815	615,505
Marks & Spencer Group Plc	136,639	792,090
National Grid Plc	306,947	3,021,646
Next Plc	15,911	594,460
Old Mutual Plc	474,026	1,014,714
Pearson Plc	71,569	1,353,889
Petrofac Ltd.	22,607	549,734
Prudential Plc	222,862	2,573,344
RSA Insurance Group Plc	310,783	672,221
Randgold Resources Ltd.	8,004	674,166
Reckitt Benckiser Group Plc	53,686	2,965,189
Reed Elsevier Plc	106,764	972,015
Resolution, Ltd.	126,155	594,707
Rexam Plc	77,986	479,450
Rio Tinto Plc, Registered Shares	126,068	9,102,833
Rolls-Royce Group Plc	15,289,824	24,539
Rolls-Royce Holdings Plc (a)	163,821	1,696,514
Royal Bank of Scotland Group Plc (a)	1,515,761	937,591
Royal Dutch Shell Plc	310,590	11,051,902
Royal Dutch Shell Plc, Class B	234,937	8,383,947
SABMiller Plc	82,809	3,022,570
The Sage Group Plc	115,262	534,368
Schroders Plc	10,062	249,823
Scottish & Southern Energy Plc	81,494	1,822,662
Segro Plc	67,170	336,780
Serco Group Plc	41,765	370,478
Severn Trent Plc	20,836	492,263
Shire Plc	49,106	1,535,382
Smith & Nephew Plc	78,984	846,446
Smiths Group Plc	34,027	656,353
Standard Chartered Plc	204,648	5,375,626
Standard Life Plc	196,292	663,450
TUI Travel Plc	42,176	151,800
Tesco Plc	701,278	4,530,943
Tullow Oil Plc	77,947	1,552,245
Unilever Plc	112,120	3,617,669
United Utilities Group Plc	58,600	563,619
Vedanta Resources Plc	10,542	354,377
Vodafone Group Plc	4,512,358	11,965,152
WPP Plc	110,696	1,386,784
The Weir Group Plc	18,435	629,312
Whitbread Plc	15,559	403,405
William Morrison Supermarkets Plc	199,662	954,976
Wolseley Plc	24,529	800,663
Xstrata Plc	181,107	3,988,953

		212,956,363

Total Common Stocks — 97.8%		1,003,861,438

Rights

Spain — 0.0%
Banco Popular Espanol SA (expires 12/31/49)	82,933	6,013
Criteria Caixacorp SA (expires 7/15/11)	72,524	5,469

Total Rights — 0.0%		11,482

Total Long-Term Investments (Cost — $883,977,674) — 97.8%		1,003,872,920

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (b)(c)	5,986,018	5,986,018

Total Short-Term Securities (Cost — $5,986,018) — 0.6%		5,986,018

Total Investments (Cost — $889,963,692*) — 98.4%		1,009,858,938
Other Assets Less Liabilities — 1.6%		16,149,286

Net Assets — 100.0%		$1,026,008,224

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$929,845,965

Gross unrealized appreciation	$201,888,644
Gross unrealized depreciation	(121,875,671)

Net unrealized appreciation	$80,012,973

(a)	Non-income producing security.
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (continued)	Master International Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	December 31,	Net	June 30,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	2,576,868	3,409,150	5,986,018	$1,133

(c)	Represents the current yield as of report date.
•	Financial futures contracts purchased as of June 30, 2011 were as follows:

				Notional	Unrealized
Contracts	Index	Exchange	Expiration	Value	Appreciation
142	DJ Euro Stoxx 50	Eurex	September 2011	$5,591,085	$195,825
7	Emini MSCI EAFE	Chicago Mercantile	September 2011	$571,642	28,924
54	FTSE 100 Index	LIFFE	September 2011	$5,021,551	136,652
18	SPI 200 Index	Sydney	September 2011	$2,162,284	39,625
34	TOPIX Index	Tokyo	September 2011	$3,480,500	104,746

Total					$505,772

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

AUD	444,000	USD	473,748	Deutsche Bank AG	7/01/11	$2,464
CHF	378,000	USD	452,966	Deutsche Bank AG	7/01/11	(3,367)
DKK	380,000	USD	73,478	Deutsche Bank AG	7/01/11	403
EUR	1,047,000	USD	1,510,298	Deutsche Bank AG	7/01/11	8,009
GBP	579,000	USD	929,642	Deutsche Bank AG	7/01/11	(376)
ILS	128,000	USD	37,369	Deutsche Bank AG	7/01/11	256
JPY	78,117,000	USD	965,719	Deutsche Bank AG	7/01/11	4,618
NOK	334,000	USD	62,041	Deutsche Bank AG	7/01/11	(134)
NZD	10,000	USD	8,235	Deutsche Bank AG	7/01/11	50
SEK	1,396,000	USD	219,618	Deutsche Bank AG	7/01/11	1,087
SGD	127,000	USD	102,976	Deutsche Bank AG	7/01/11	419
CHF	59,000	USD	70,221	Deutsche Bank AG	7/05/11	(46)
EUR	128,000	USD	185,728	Deutsche Bank AG	7/05/11	(109)
GBP	74,000	USD	118,896	Deutsche Bank AG	7/05/11	(129)

Total						$13,145

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Series’ Notes to Financial Statements.
The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$1,204,166	$85,285,483	$11	$86,489,660
Austria	554,958	2,858,204	—	3,413,162
Belgium	320,243	9,245,484	—	9,565,727
Bermuda	—	939,056	—	939,056
China	—	79,115	—	79,115
Cyprus	—	224,579	—	224,579
Denmark	446,767	10,189,763	—	10,636,530
Finland	—	9,719,272	—	9,719,272
France	410,314	99,209,854	—	99,620,168
Germany	977,003	89,199,514	—	90,176,517
Greece	—	2,044,413	—	2,044,413
Hong Kong	—	27,354,690	—	27,354,690
Ireland	—	2,759,210	1	2,759,211
Israel	109,160	6,978,918	—	7,088,078
Italy	391,445	26,332,854	—	26,724,299
Japan	—	202,435,781	—	202,435,781
Luxembourg	—	4,960,578	—	4,960,578
Netherlands	2,719,832	24,571,228	—	27,291,060
New Zealand	—	1,218,007	—	1,218,007
Norway	212,806	7,849,623	—	8,062,429
Portugal	—	2,485,138	—	2,485,138
Singapore	388,700	16,856,787	—	17,245,487
Spain	637,749	35,421,724	—	36,059,473
Sweden	3,062,475	27,509,755	—	30,572,230
Switzerland	3,947,110	79,793,305	—	83,740,415
United Kingdom	917,895	212,038,468	—	212,956,363
Rights:
Spain	11,482	—	—	11,482
Short-Term
Securities	5,986,018	—	—	5,986,018

Total	$22,298,123	$987,560,803	$12	$1,009,858,938

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Schedule of Investments (concluded)	Master International Index Series

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$505,772	—	—	$505,772
Foreign currency exchange contracts	—	$17,306	—	17,306
Liabilities:
Foreign currency exchange contracts	—	(4,161)	—	(4,161)

Total	$505,772	$13,145	—	$518,917

[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Statement of Assets and Liabilities	Master International Index Series

June 30, 2011 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $883,977,674)	$1,003,872,920
Investments at value — affiliated (cost — $5,986,018)	5,986,018
Unrealized appreciation on foreign currency exchange contracts	17,306
Foreign currency at value (cost — $8,962,021)	9,005,769
Cash pledged as collateral for financial futures contracts	1,202,000
Dividends receivable	5,996,832
Contributions receivable from investors	1,047,760
Margin variation receivable	100,552
Investments sold receivable	11,214
Prepaid expenses	19,579

Total assets	1,027,259,950

Liabilities
Bank overdraft	597,687
Unrealized depreciation on foreign currency exchange contracts	4,161
Investments purchased payable	468,190
Investment advisory fees payable	8,151
Other affiliates payable	4,964
Directors’ fees payable	368
Other accrued expenses payable	168,205

Total liabilities	1,251,726

Net Assets	$1,026,008,224

Net Assets Consist of
Investors’ capital	$905,026,999
Net unrealized appreciation/depreciation	120,981,225

Net Assets	$1,026,008,224

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Statement of Operations	Master International Index Series

Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends — unaffiliated	$24,093,115
Foreign taxes withheld	(2,600,722)
Dividends — affiliated	1,133

Total income	21,493,526

Expenses
Investment advisory	48,607
Custodian	141,061
Accounting services	78,474
Pricing	61,674
Professional	39,872
Directors	10,998
Printing	891
Miscellaneous	14,079

Total expenses	395,656
Less fees waived by advisor	(3,315)

Total expenses after fees waived and paid indirectly	392,341

Net investment income	21,101,185

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,747,518)
Financial futures contracts	(276,824)
Foreign currency transactions	828,771

(2,195,571)

Net change in unrealized appreciation/depreciation on:
Investments	31,368,465
Financial futures contracts	500,840
Foreign currency transactions	264,041

32,133,346

Total realized and unrealized gain	29,937,775

Net Increase in Net Assets Resulting from Operations	$51,038,960

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Statements of Changes in Net Assets
Master International Index Series

	Six Months
	Ended
	June 30,	Year Ended
	2011	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010

Operations
Net investment income	$21,101,185	$21,715,802
Net realized loss	(2,195,571)	(21,606,488)
Net change in unrealized appreciation/depreciation	32,133,346	84,313,481

Net increase in net assets resulting from operations	51,038,960	84,422,795

Capital Transactions
Proceeds from contributions	135,883,215	325,133,239
Value of withdrawals	(83,614,306)	(236,135,595)

Net increase in net assets derived from capital transactions	52,268,909	88,997,644

Net Assets
Total increase in net assets	103,307,869	173,420,439
Beginning of period	922,700,355	749,279,916

End of period	$1,026,008,224	$922,700,355

Financial Highlights	Master International Index Series

	Six Months
	Ended
	June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006

Total Investment Return
Net investment income	5.50%[1]	7.66%	28.99%	(41.94)%	10.80%	26.61%

Ratios to Average Net Assets
Total expenses	0.08%[2]	0.11%	0.09%	0.11%	0.10%	0.11%

Total expenses after fees waived and paid indirectly	0.08%[2]	0.10%	0.09%	0.10%	0.09%	0.10%

Net investment income	4.34%[2]	2.73%	2.98%	3.54%	2.86%	2.70%

Supplemental Data
Net assets, end of period (000)	$1,026,008	$922,700	$749,280	$706,119	$1,143,172	$829,986

Portfolio turnover	1%	8%	30%	30%	30%	23%

[1]	Aggregate total investment return.

[2]	Annualized.
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master International Index Series
1. Organization and Significant Accounting Policies:
Master International Index Series (the “Series”), a diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Series:
Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at its last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.
Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.
In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.
Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.
The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (continued)	Master International Index Series
Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.
Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.
2. Derivative Financial Instruments:
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.
Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.
The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.
Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (continued)	Master International Index Series
broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.
Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies, in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.
Derivative Financial Instruments Categorized by Risk Exposure:

	Fair Values of Derivative Financial Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
	Liabilities		Liabilities
	Location	Value	Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$17,306	Unrealized depreciation on foreign currency exchange contracts	$4,161

Equity contracts	Net unrealized appreciation/ depreciation*	$505,772	Net unrealized appreciation/ depreciation*	—

Total		$523,078		$4,161

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended June 30, 2011

	Net Realized Gain (Loss) from
	Financial	Foreign Currency
	Futures Contracts	Exchange Contracts

Foreign currency exchange contracts	—	$711,831
Equity contracts	$(164,610)	—

	Net Change in Unrealized
	Appreciation/Depreciation on
	Financial	Foreign Currency
	Futures Contracts	Exchange Contracts

Foreign currency exchange contracts	—	$13,145
Equity contracts	$497,839	—
For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	217
Average notional value of contracts purchased	$14,582,339
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	2
Average number of contracts — US dollars sold	12
Average US dollar amounts purchased .	$260,752
Average US dollar amounts sold	$3,445,122
3. Investment Advisory Agreement and Other Transactions with Affiliates:
The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.
The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.
The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series’ expenses will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Board, including a majority of the independent Directors. For the

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master International Index Series
six months ended June 30, 2011, the Series waived $2,108, which is included in fees waived by advisor in the Statement of Operations.
The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the six months ended June 30, 2011, the Series waived $1,207, which is included in fees waived by advisor in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.
For the six months ended June 30, 2011, the Series reimbursed the Manager $4,824 for certain accounting services, which is included in accounting services in the Statement of Operations.
Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.
4. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2011, were $82,207,960 and $12,909,177, respectively.
5. Borrowings:
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.
6. Concentration, Market and Credit Risk:
In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.
The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.
As of June 30, 2011, the Series had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Commercial Banks	12%
Oil, Gas & Consumable Fuels	7%
Pharmaceuticals	7%
Metals & Mining	6%
Other*	68%

*	All other industries held were each less than 5% of long-term investments.
7. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17—18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master International Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
Activities and Composition of the Board
The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.
The Agreements
Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.
The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution and fund accounting; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17—18, 2011 Board meeting.
At an in-person meeting held on May 17—18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.
The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
discuss the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.
The Board noted that the representative feeder fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.
The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.
C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the representative feeder fund’s contractual management fee ratio compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.
The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.
In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.
The Board noted that the representative feeder fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)
accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

Officers and Directors	Master International Index Series
Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor	Sub-Advisor	Custodian	Accounting	Legal Counsel	Independent Registered
BlackRock Advisors, LLC Wilmington, DE 19809	BlackRock Investment Management, LLC Princeton, NJ 08540	JPMorgan Chase Bank, N.A. Brooklyn, NY 11245	Agent State Street Bank and Trust Company Boston, MA 02116	Sidley Austin LLP New York, NY 10019	Public Accounting Firm Deloitte & Touche LLP Princeton, NJ 08540

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2011

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Delivery of Documents
eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
To reduce expenses, your financial institution may mail only on e copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional and Investor Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records
In addition to the Schedule of Investments provided in each semi-annual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund’s Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Funds, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.
SAR 6/11

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Not Applicable.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not Applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 2, 2011

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 2, 2011